UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                  FORM N-Q


       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY


                 Investment Company Act file number 811- 05201


                          Thornburg Investment Trust
                          --------------------------
              (Exact name of registrant as specified in charter)


               119 East Marcy Street, Santa Fe, New Mexico 87501
               -------------------------------------------------
              (Address of principal executive offices) (Zip code)


     Garrett Thornburg, 119 East Marcy Street, Santa Fe, New Mexico 87501
     --------------------------------------------------------------------
                    (Name and address of agent for service)


       Registrant's telephone number, including area code: 505-984-0200


                   Date of fiscal year end: September 30, 2008


                     Date of reporting period: June 30, 2008


Item 1. Schedule of Investments


The following quarterly schedules of investments are attached hereto, in order:

Thornburg Limited Term Municipal Fund
Thornburg California Limited Term Municipal Fund
Thornburg Intermediate Municipal Fund
Thornburg New Mexico Intermediate Municipal Fund
Thornburg New York Intermediate Municipal Fund
Thornburg Limited Term U.S. Government Fund
Thornburg Limited Term Income Fund
Thornburg Value Fund
Thornburg International Value Fund
Thornburg Core Growth Fund
Thornburg Investment Income Builder Fund
Thornburg Global Opportunities Fund
Thornburg International Growth Fund
Thornburg Strategic Income Fund


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SCHEDULE OF INVESTMENTS                                                                          (UNAUDITED)

Thornburg Limited Term Municipal Fund                                                                 June 30, 2008

CUSIPS: CLASS A - 885-215-459, CLASS C - 885-215-442, CLASS I - 885-215-434
NASDAQ SYMBOLS: CLASS A - LTMFX, CLASS C - LTMCX, CLASS I - LTMIX

                                                                         Credit Rating+   Principal
Issuer-Description                                                          Moody's/S&P     Amount            Value

Alabama -- 1.11%
  Mobile GO Warrants, 4.50% due 8/15/2016                                    NR/NR     $  2,745,000  $    2,780,658
  Mobile  Industrial  Development PCR, 5.00% due 6/1/2034 put 3/19/2015
  (Alabama Power Co.)                                                        A2/A         6,000,000       6,085,020
  University  of  Alabama at  Birmingham  Hospital  Revenue,  5.25% due
  9/1/2017 (1)                                                               A1/A+        2,500,000       2,550,875
  University  of  Alabama at  Birmingham  Hospital  Revenue,  5.00% due
  9/1/2018 (1)                                                               A1/A+        1,500,000       1,496,340
Alaska -- 0.98%
  Alaska  Energy  Power  Authority,  6.00% due 7/1/2011  (Bradley  Lake
  Hydroelectric; Insured: FSA)                                              Aaa/AAA         955,000       1,027,570
  Alaska Municipal Bond Bank, 5.00% due 6/1/2014 (Insured: MBIA)             A1/AA        1,175,000       1,243,397
  Alaska Student Loan Corp., 5.25% due 1/1/2012 (Insured: FSA)              NR/AAA        3,000,000       3,170,640
  North Slope Boro GO, 5.00% due 6/30/2015 (Insured: MBIA)                   A2/AA        3,250,000       3,445,715
  Valdez  Marine Term Revenue,  2.05% due 7/1/2037 put 7/1/2008  (daily
  demand notes)                                                           VMIG1/A-1+      2,500,000       2,500,000
Arizona -- 0.96%
  Glendale IDA, 5.00% due 5/15/2015 (Midwestern University)                  NR/A-        1,000,000       1,029,830
  Glendale IDA, 5.00% due 5/15/2016 (Midwestern University)                  NR/A-        1,325,000       1,357,860
  Glendale IDA, 5.00% due 5/15/2017 (Midwestern University)                  NR/A-        1,440,000       1,466,265
  Mohave County IDA, 5.00% due 4/1/2014  (Mohave  Prison LLC;  Insured:
  XLCA)                                                                     NR/BBB+       3,135,000       3,236,386
  Pima County IDA, 6.40% due 7/1/2013 (Arizona Charter Schools)             Baa3/NR         990,000       1,025,640
  Pima County IDA Lease Obligation, 7.25% due 7/15/2010 (Insured: FSA)      Aaa/AAA         290,000         299,173
  Salt  River  Agricultural  Improvement  & Power  District,  5.00% due
  1/1/2020                                                                  Aa1/AA        1,205,000       1,218,532
  Show  Low IDA  Hospital,  5.25%  due  12/1/2010  (Navapache  Regional
  Medical Center; Insured: ACA)                                             NR/BBB        1,000,000       1,009,340
  Tucson Water, 9.75% due 7/1/2008                                          Aa3/AA-         500,000         500,105
Arkansas -- 0.35%
  Jefferson County Hospital Improvement,  5.50% due 6/1/2010 (Jefferson
  Hospital Association)                                                      NR/A         1,000,000       1,038,860
  Jefferson County Hospital Improvement,  5.50% due 6/1/2011 (Jefferson
  Hospital Association)                                                      NR/A         1,075,000       1,124,805
  Little Rock Hotel & Restaurant GRT, 7.125% due 8/1/2009                    A3/NR        1,820,000       1,864,663
California -- 3.74%
  California HFA, 5.25% due 10/1/2013 (Kaiser Permanente) (ETM)             NR/AAA        2,620,000       2,663,990
  California  State  Department  of   Transportation   COP,  5.25%  due
  3/1/2016 (Insured: MBIA)                                                   A2/AA        1,000,000       1,011,910
  California  State  Department of Water Resources Power Supply,  5.50%
  due 5/1/2012                                                               Aa3/A        2,600,000       2,801,188
  California  State  Department of Water Resources Power Supply,  6.00%
  due 5/1/2013                                                               Aa3/A        2,550,000       2,798,880
  California  State  Department of Water Resources Power Supply,  2.16%
  due 5/1/2022 put 7/1/2008 (LOC: Bayerische Landesbank;  West Deutsche
  Landesbank) (daily demand notes)                                        VMIG1/A-1+      2,000,000       2,000,000
  California  State  Public Works  Board,  5.00% due 9/1/2016  (Regents
  University of California; Insured: FGIC)                                  Aa2/AA-       3,000,000       3,189,300
  California State Public Works Board,  5.00% due 9/1/2017  (Regents of
  University of California; Insured: FGIC)                                  Aa2/AA-       3,000,000       3,180,930
  California State School Improvement,  2.85% due 5/1/2034 put 7/1/2008
  (LOC: Citibank) (daily demand notes)                                    VMIG1/A-1+      3,800,000       3,800,000
  Escondido USD, 5.60% due 11/1/2009 (Insured: MBIA) (ETM)                   A2/AA        1,250,000       1,263,037
  Irvine  Improvement  Bond  Act  1915  Limited  Obligation  Assessment
  District,  2.14% due  9/2/2025 put  7/1/2008  (LOC:  Bank of America)
  (daily demand notes)                                                    VMIG1/A-1+      1,500,000       1,500,000
  Los Angeles USD GO, 5.00% due 7/1/2018 (Insured: FSA)                     Aaa/AAA       2,000,000       2,137,480
  Northern   California   Public  Power  Agency,   5.00%  due  7/1/2009
  (Geothermal Number 3)                                                     A2/BBB+      11,100,000      11,100,999
  San Joaquin  Delta  Community  College  District  GO, 0% due 8/1/2019
  (Insured: FSA) (1)                                                        Aaa/AAA       7,600,000       4,373,876
  South Orange County Public Financing  Authority,  8.00% due 8/15/2008
  (Foothill Area; Insured: FGIC)                                            Baa3/NR       1,500,000       1,509,750
Colorado -- 3.54%
  Adams  County  Platte  Valley  Medical  Center,  5.00%  due  2/1/2015
  (Brighton Community Hospital Association; Insured: FHA, MBIA)              NR/AA        1,530,000       1,620,759
  Adams  County  Platte  Valley  Medical  Center,  5.00%  due  8/1/2015
  (Brighton Community Hospital Association; Insured: FHA, MBIA)              NR/AA        1,565,000       1,660,183
  Central Platte Valley Metropolitan District,  5.00% due 12/1/2031 put
  12/1/2009 (LOC: US Bank)                                                  NR/AA+       12,350,000      12,646,894
  Colorado HFA, 5.25% due 10/1/2026  pre-refunded 10/1/2008 (Children's
  Hospital; Insured: MBIA)                                                   A2/AA        2,295,000       2,313,039
  Denver  City  and  County  Airport   System,   5.00%  due  11/15/2016
  (Insured: MBIA)                                                            A1/AA        1,515,000       1,593,856
  Denver  City  and  County  Airport   System,   5.00%  due  11/15/2017
  (Insured: MBIA)                                                            A1/AA        1,000,000       1,047,670
  Denver Convention Center Hotel, 5.25% due 12/1/2014 (Insured: XLCA)      Baa3/BBB-      3,000,000       3,066,390
  E 470 Public Highway Authority Capital Appreciation,  0% due 9/1/2014
  (Insured: MBIA)                                                            A2/AA        2,110,000       1,585,433
  Highlands  Ranch  Metropolitan   District  GO,  5.25%  due  12/1/2008
  (Insured: ACA)                                                             NR/NR          780,000         790,351
  Highlands  Ranch  Metropolitan   District  GO,  5.25%  due  12/1/2008
  (Insured: ACA)                                                             NR/NR          905,000         917,009
  Plaza   Metropolitan   District,   7.125%   due   12/1/2010   (Public
  Improvement Fee/Tax Increment)                                             NR/NR        6,025,000       6,258,770
  Plaza Metropolitan District,  7.60% due 12/1/2016 (Public Improvement
  Fee/Tax Increment)                                                         NR/NR        6,000,000       6,366,720
  Southlands    Metropolitan   District   GO,   6.75%   due   12/1/2016
  pre-refunded 12/1/2014                                                    NR/AAA        1,000,000       1,136,110
Connecticut -- 0.15%
  Connecticut  State  Health  &  Educational   Facilities,   4.90%  due
  7/1/2008 (Insured: FGIC)                                                   NR/NR        1,720,000       1,720,120
Delaware -- 0.54%
  Delaware  EDA,  5.50% due  7/1/2025 put  7/1/2010  (Delmarva  Power &
  Light)                                                                   Baa2/BBB-      2,045,000       2,132,710
  Delaware HFA, 5.25% due 6/1/2011 (Beebe Medical Center)                  Baa1/BBB+      1,275,000       1,301,291
  Delaware  HFA,  5.25%  due  5/1/2012  (Nanticoke  Memorial  Hospital;
  Insured: Radian)                                                           NR/A         1,370,000       1,408,168
  Delaware  HFA,  5.25%  due  5/1/2013  (Nanticoke  Memorial  Hospital;
  Insured: Radian)                                                           NR/A         1,445,000       1,477,079
District Of Columbia -- 2.42%
  District of Columbia, 6.00% due 6/1/2018 (Insured: MBIA)                   A1/AA        5,000,000       5,666,950
  District of Columbia COP, 5.25% due 1/1/2013 (Insured: AMBAC)             Aa3/AA        5,950,000       6,180,741
  District of Columbia COP, 5.25% due 1/1/2015 (Insured: FGIC)               A2/A         2,875,000       3,033,499
  District of Columbia COP, 5.25% due 1/1/2016 (Insured: FGIC)               A2/A         4,125,000       4,352,370
  District  of  Columbia  Hospital,   5.10%  due  8/15/2008  (Medlantic
  Healthcare) (ETM)                                                          A2/AA        1,500,000       1,505,835
  District  of  Columbia  Hospital,   5.70%  due  8/15/2008  (Medlantic
  Healthcare) (ETM)                                                          A2/AA        2,280,000       2,290,283
  District  of  Columbia  Tax  Increment,  0%  due  7/1/2009  (Mandarin
  Oriental; Insured: FSA)                                                   Aaa/AAA       2,000,000       1,948,480
  District  of  Columbia  Tax  Increment,  0%  due  7/1/2011  (Mandarin
  Oriental; Insured: FSA)                                                   Aaa/AAA       1,990,000       1,783,080
  District  of  Columbia  Tax  Increment,  0%  due  7/1/2012  (Mandarin
  Oriental; Insured: FSA)                                                   Aaa/AAA       1,480,000       1,265,015
Florida -- 8.60%
  Broward County Airport Systems, 5.00% due 10/1/2014 (Insured: AMBAC)      Aa3/AA        4,000,000       4,205,120
  Broward County Resource Recovery,  5.375% due 12/1/2009 (Wheelabrator
  South)                                                                     A3/AA        5,000,000       5,106,500
  Broward County School Board COP, 5.25% due 7/1/2016 (Insured: FSA)        Aaa/AAA       7,630,000       8,212,703
  Broward County School Board COP, 5.00% due 7/1/2017 (Insured: FGIC)        A1/A+        1,000,000       1,040,060
  Capital Projects  Finance  Authority,  5.50% due 10/1/2012  (Insured:
  MBIA)                                                                      A2/AA        1,820,000       1,914,403
  Capital Projects  Finance  Authority,  5.50% due 10/1/2015  (Insured:
  MBIA)                                                                      A2/AA        3,260,000       3,408,102
  Capital  Trust Agency Multi Family  Housing,  5.15% due 11/1/2030 put
  11/1/2010 (Shadow Run; Collateralized: FNMA)                              Aaa/NR        2,190,000       2,269,628
  Crossings  at  Fleming  Island  Community   Development,   5.45%  due
  5/1/2010 (Insured: MBIA)                                                   A2/AA        1,600,000       1,649,488
  Escambia County HFA, 5.125% due 10/1/2014  (Baptist  Hospital/Baptist
  Manor)                                                                   Baa1/BBB+      2,755,000       2,776,048
  Escambia  County  HFA,  5.00% due  11/1/2028  pre-refunded  11/1/2010
  (Charity Obligated Group)                                                 Aaa/NR        2,540,000       2,583,917
  Flagler County School Board COP, 5.00% due 8/1/2014 (Insured: FSA)        Aaa/AAA       1,605,000       1,698,620
  Flagler County School Board COP, 5.00% due 8/1/2015 (Insured: FSA)        Aaa/AAA       1,500,000       1,590,285
  Florida State  Correctional  Privatization  Commission COP, 5.00% due
  8/1/2015 (Insured: AMBAC)                                                 Aa2/AA+       2,000,000       2,099,420
  Florida  State  Department  of  Children  & Families  COP,  5.00% due
  10/1/2012                                                                 NR/AA+          770,000         810,718
  Florida  State  Department  of  Children  & Families  COP,  5.00% due
  10/1/2014                                                                 NR/AA+          905,000         957,915
  Florida  State  Department  of  Children  & Families  COP,  5.00% due
  10/1/2015                                                                 NR/AA+          925,000         977,605
  Florida State Department of Transportation, 5.00% due 7/1/2018            Aa1/AAA       3,000,000       3,223,560
  Hillsborough County Assessment, 5.00% due 3/1/2015 (Insured: FGIC)         A3/A+        5,000,000       5,242,750
  Hillsborough  County IDA PCR,  5.10% due  10/1/2013  (Tampa  Electric
  Co.)                                                                     Baa2/BBB-      6,410,000       6,415,320
  Hillsborough  County  IDA PCR,  5.00%  due  12/1/2034  put  3/15/2012
  (Tampa Electric Co.; Insured: AMBAC)                                      Aa3/AA        3,250,000       3,232,385
  Hollywood  Community   Redevelopment   Agency,   5.00%  due  3/1/2016
  (Insured: XLCA)                                                          Baa1/BBB-      2,000,000       2,061,780
  Hollywood  Community   Redevelopment   Agency,   5.00%  due  3/1/2017
  (Insured: XLCA)                                                          Baa1/BBB-      2,000,000       2,051,080
  Jacksonville  Electric  St.  John's  River  Park  Systems,  5.25% due
  10/1/2012                                                                 Aa2/AA-       5,000,000       5,255,550
  Marion  County  Hospital   District,   5.00%  due  10/1/2015  (Munroe
  Regional Health Systems)                                                   A2/NR        1,000,000       1,031,200
  Miami  Dade  County  Educational  Facilities  Authority,   5.00%  due
  4/1/2016 (University of Miami; Insured: AMBAC)                            Aa3/AA        3,000,000       3,130,590
  Miami Dade County  School Board COP,  5.50% due 5/1/2030 put 5/1/2011
  (Insured: MBIA)                                                            A2/AA        1,010,000       1,062,641
  Miami Dade County Special  Housing,  5.80% due 10/1/2012 (HUD Section
  8)                                                                        Baa3/NR       2,485,000       2,579,778
  Miami  Street  Sidewalk  Improvement,  5.00% due  1/1/2018  (Insured:
  MBIA)                                                                      A2/AA        1,970,000       2,034,714
  Orange County HFA, 5.80% due 11/15/2009 (Adventist Health) (ETM)           A1/NR        1,395,000       1,460,188
  Palm  Beach  County  Public  Improvement,  5.00%  due  11/1/2030  put
  11/1/2011 (Convention Center; Insured: FGIC)                              Aa1/AA+       3,000,000       3,128,850
  Pelican  Marsh  Community  Development  District,  5.00% due 5/1/2011
  (Insured: Radian)                                                          NR/AA        1,625,000       1,552,558
  Putnam  County  Development  Authority  PCR,  5.35% due 3/15/2042 put
  5/1/2018 (Seminole; Insured: AMBAC)                                       Aa3/AAA      10,000,000       9,849,200
  South Miami HFA, 5.00% due 8/15/2016 (Baptist Health)                     Aa3/AA-       1,560,000       1,619,296
  St. John's County IDA, 5.50% due 8/1/2014 (Presbyterian Retirement)        NR/NR        1,755,000       1,806,966
  University of Central Florida  Athletics  Association Inc. COP, 5.00%
  due 10/1/2016 (Insured: FGIC)                                              NR/NR        1,640,000       1,688,314
Georgia -- 3.05%
  Atlanta  Tax  Allocation,  5.25%  due  12/1/2016  (Atlantic  Station;
  Insured: Assured Guaranty)                                                Aaa/AAA       3,850,000       4,088,315
  Burke County PCR,  4.375% due 10/1/2032 put 4/1/2010  (Georgia  Power
  Co.)                                                                       A2/A         5,000,000       5,046,800
  Burke County PCR, 4.75% due 1/1/2039 put 4/1/2011  (Oglethorpe Power;
  Insured: MBIA)                                                             A2/AA       10,000,000      10,125,400
  Main Street Natural Gas Inc., 5.00% due 3/15/2013                          A1/A         1,500,000       1,465,740
  Main Street Natural Gas Inc., 5.00% due 3/15/2014                         Aa2/AA-       3,000,000       2,991,840
  Main Street Natural Gas Inc., 5.00% due 3/15/2014                          A1/A         3,590,000       3,479,895
  Monroe  County   Development   Authority   PCR,  6.75%  due  1/1/2010
  (Oglethorpe Power; Insured: MBIA)                                          A2/AA        2,000,000       2,112,120
  Monroe  County   Development   Authority   PCR,  6.80%  due  1/1/2012
  (Oglethorpe Power; Insured: MBIA)                                          A2/AA        1,000,000       1,105,050
  Monroe  County  Development  Authority  PCR,  4.50% due  7/1/2025 put
  4/1/2011 (Georgia Power Co.)                                               A2/A         5,000,000       4,947,450
Guam -- 0.09%
  Guam Educational  Financing Foundation COP, 5.00% due 10/1/2010 (Guam
  Public Schools)                                                            NR/A-        1,000,000       1,031,510
Hawaii -- 0.18%
  Hawaii  State  Department  of Budget &  Finance,  4.95% due  4/1/2012
  (Hawaiian Electric Company; Insured: MBIA)                                 A2/AA        2,000,000       2,076,080
Idaho -- 0.26%
  Twin Falls Urban Renewal Agency, 4.95% due 8/1/2014                        NR/NR        1,640,000       1,587,881
  Twin Falls Urban Renewal Agency, 5.15% due 8/1/2017                        NR/NR        1,455,000       1,377,637
Illinois -- 10.86%
  Bolingbrook, 0% due 1/1/2016 (Insured: MBIA)                               A2/NR        1,500,000       1,073,625
  Bolingbrook, 0% due 1/1/2017 (Insured: MBIA)                               A2/NR        2,000,000       1,346,160
  Broadview Tax Increment Revenue, 5.375% due 7/1/2015                       NR/NR        3,400,000       3,403,094
  Champaign  County  Community  School  District  116, 0% due  1/1/2009
  (ETM)                                                                     A3/AAA        1,205,000       1,191,167
  Champaign  County  Community  School  District  116, 0% due  1/1/2009
  (Insured: FGIC)                                                           A3/AAA        2,140,000       2,112,287
  Chicago Board of Education GO, 6.00% due 12/1/2009 (Insured: FGIC)        A1/AA-        2,000,000       2,096,280
  Chicago  Capital  Appreciation,   0%  due  1/1/2016  (City  Colleges;
  Insured: FGIC)                                                            Aa3/AA-       2,670,000       1,885,634
  Chicago Gas Supply,  4.75% due  3/1/2030 put  6/30/2014  (Peoples Gas
  Light & Coke)                                                              A1/A-        1,500,000       1,525,590
  Chicago GO, 6.125% due 1/1/2012 (Insured: AMBAC)                          Aa3/AA        1,000,000       1,086,170
  Chicago GO, 5.375% due 1/1/2013 (Insured: MBIA)                           Aa3/AA        3,000,000       3,158,370
  Chicago GO, 5.00% due 1/1/2042  put 7/1/2008  (Insured:  MBIA) (daily
  demand notes)                                                           VMIG3/A-1+     10,000,000      10,000,000
  Chicago Housing Authority Capital Program, 5.25% due 7/1/2010 (ETM)       Aaa/NR        2,300,000       2,414,057
  Chicago  Housing  Authority  Capital  Program,   5.00%  due  7/1/2015
  (Insured: FSA)                                                            Aaa/AAA       8,460,000       9,089,847
  Chicago  Housing  Authority  Capital  Program,   5.00%  due  7/1/2016
  (Insured: FSA)                                                            Aaa/AAA       2,000,000       2,144,300
  Chicago Metropolitan Water Reclamation  District,  7.00% due 1/1/2011
  (ETM)                                                                     Aaa/NR        1,070,000       1,135,152
  Chicago Midway Airport, 5.40% due 1/1/2009 (Insured: MBIA)                 A2/AA        1,340,000       1,349,809
  Chicago Midway Airport, 5.50% due 1/1/2013 (Insured: MBIA)                 A2/AA        1,180,000       1,258,281
  Chicago Park District Parking Facility, 5.75% due 1/1/2010 (ETM)          Baa1/NR       1,000,000       1,046,430
  Cook County, 6.25% due 11/15/2013 (Insured: MBIA)                         Aa2/AA        3,995,000       4,509,037
  Cook  County  Community  Consolidated  School  District  GO,  0%  due
  12/1/2010 (Insured: FSA)                                                  Aaa/NR        2,000,000       1,856,860
  Cook County  Community  Consolidated  School  District  GO, 9.00% due
  12/1/2016 (Tinley Park; Insured: FGIC)                                     A1/NR        2,500,000       3,308,175
  Cook County  Community  School  District GO, 9.00% due 12/1/2013 (Oak
  Park; Insured: FGIC)                                                      Aa3/NR        2,250,000       2,803,950
  Du  Page  County  Forest  Preservation  District,  0%  due  11/1/2009
  (Partial ETM)                                                             Aaa/AAA       5,000,000       4,822,750
  Illinois DFA, 6.00% due 11/15/2009 (Adventist Health; Insured: MBIA)       A1/AA        3,635,000       3,780,255
  Illinois DFA, 6.00% due 11/15/2010 (Adventist Health; Insured: MBIA)       A1/AA        3,860,000       4,084,073
  Illinois DFA Community Rehab Providers, 6.00% due 7/1/2015                NR/BBB        1,450,000       1,457,409
  Illinois   DFA   Multi   Family   Housing,    5.55%   due   7/20/2008
  (Collateralized: GNMA)                                                    NR/AAA          190,000         190,302
  Illinois  DFA PCR,  5.70% due  1/15/2009  (Commonwealth  Edison  Co.;
  Insured: MBIA)                                                             NR/AA        3,000,000       3,047,460
  Illinois  Educational  Facilities,  4.75% due  3/1/2030  put 3/1/2017
  (Art Institute of Chicago)                                                 A1/A+        2,300,000       2,277,322
  Illinois  Financial  Authority,  5.00% due 11/1/2017 (Rush University
  Medical Center; Insured: MBIA)                                             A2/AA        1,000,000       1,019,220
  Illinois Financing Authority Student Housing, 5.00% due 5/1/2014          Baa3/NR       3,895,000       3,811,881
  Illinois Health Facilities, 5.375% due 7/1/2017 (Insured: MBIA)            A2/AA        7,085,000       7,133,249
  Illinois HFA, 6.50% due 2/15/2009 (Iowa Health System)                    Aa3/NR        1,375,000       1,402,101
  Illinois HFA, 6.50% due 2/15/2010 (Iowa Health System) (ETM)              Aa3/NR        1,465,000       1,531,628
  Illinois  HFA,  6.00% due  2/15/2011  (Iowa Health  System;  Insured:
  AMBAC) (ETM)                                                              Aa3/AA        1,560,000       1,649,638
  Illinois  HFA,  5.50%  due  11/15/2011   (Methodist  Medical  Center;
  Insured: MBIA)                                                             A2/AA        3,000,000       3,059,430
  Illinois HFA, 6.00% due 7/1/2017 (Lake Forest Hospital)                    A3/A-        1,500,000       1,567,065
  Illinois Hospital District, 5.50% due 1/1/2010 (Insured: FGIC)             NR/NR        1,040,000       1,062,225
  Kane  County  Forest  Preservation  District,  5.00%  due  12/15/2015
  (Insured: FGIC)                                                            NR/AA        2,780,000       2,974,906
  Kane  County  Waubonsee   Community   College  District  GO,  0%  due
  12/15/2013 (Insured: FGIC)                                                Aa3/AA-       3,000,000       2,340,270
  Lake  County  Community  High  School  District,   0%  due  12/1/2011
  (Insured: FGIC)                                                            NR/NR        3,235,000       2,817,685
  McHenry & Kane Counties Community  Consolidated  School District,  0%
  due 1/1/2010 (Insured: FGIC)                                               NR/NR        1,000,000         948,910
  McHenry & Kane Counties Community  Consolidated  School District,  0%
  due 1/1/2012 (Insured: FGIC)                                               NR/NR        2,200,000       1,898,666
  Metropolitan Pier & Exposition  Authority Dedicated State Tax, 0% due
  6/15/2013 (McCormick; Insured: MBIA)                                      A2/AAA        1,045,000         859,596
  Metropolitan Pier & Exposition  Authority Dedicated State Tax, 0% due
  6/15/2016 (McCormick; Insured: FGIC)                                       A1/NR       11,295,000       7,953,035
  Quincy Illinois, 5.00% due 11/15/2014 (Blessing Hospital)                  A3/A-        1,000,000       1,031,310
  Quincy Illinois, 5.00% due 11/15/2016 (Blessing Hospital)                  A3/A-        1,000,000       1,019,130
  Southwestern  Illinois  Development  Authority,  5.125% due 8/15/2016
  (Anderson Hospital)                                                      Baa2/BBB       2,375,000       2,378,776
Indiana -- 5.11%
  Allen County  Economic  Development,  5.60% due  12/30/2009  (Indiana
  Institute of Technology)                                                   NR/NR          760,000         776,667
  Allen County  Economic  Development,  5.00% due  12/30/2012  (Indiana
  Institute of Technology)                                                   NR/NR        1,370,000       1,385,385
  Allen County Jail Building Corp. First Mortgage,  5.75% due 10/1/2010
  (ETM)                                                                     Aa3/NR        1,115,000       1,188,032
  Allen County Jail Building Corp. First Mortgage,  5.00% due 10/1/2014
  (Insured: XLCA)                                                           Aa3/NR        1,000,000       1,053,480
  Allen County Jail Building Corp. First Mortgage,  5.00% due 10/1/2015
  (Insured: XLCA)                                                           Aa3/NR        1,480,000       1,560,186
  Allen County Jail Building Corp. First Mortgage,  5.00% due 10/1/2016
  (Insured: XLCA)                                                           Aa3/NR        1,520,000       1,595,757
  Allen County Redevelopment District, 5.00% due 11/15/2016                  A3/NR        1,000,000       1,027,700
  Ball State  University  Student  Fee,  5.75% due  7/1/2012  (Insured:
  FGIC)                                                                      A1/A+        1,000,000       1,062,380
  Boonville  Junior High School  Building Corp., 0% due 7/1/2010 (State
  Aid Withholding)                                                           NR/A           850,000         789,982
  Boonville  Junior High School  Building Corp., 0% due 1/1/2011 (State
  Aid Withholding)                                                           NR/A           850,000         767,899
  Boonville  Junior High School  Building Corp., 0% due 7/1/2011 (State
  Aid Withholding)                                                           NR/A           950,000         839,762
  Carmel   Redevelopment   Authority  Lease  Performing  Arts,  0%  due
  2/1/2015                                                                  Aa2/AA        1,575,000       1,187,440
  Center Grove Building  Corp.,  5.00% due 7/15/2010  (Insured:  AMBAC)
  (ETM)                                                                     Aa3/AA        1,135,000       1,186,597
  Dekalb  County  Redevelopment   Authority  Lease  Rental,  5.25%  due
  1/15/2014 (Mini Mill Local Public Improvement; Insured: XLCA)             NR/BBB-       1,000,000       1,034,500
  Eagle Union Middle School Building Corp., 5.50% due 7/15/2009 (ETM)       Aa3/AA          910,000         944,225
  Elberfeld  J.  H.  Castle  School  Building  Corp.,  0% due  7/5/2008
  (Insured: MBIA)                                                            NR/AA        1,860,000       1,859,330
  Evansville Vanderburgh, 5.00% due 7/15/2014 (Insured: AMBAC)              Aa3/AA        1,000,000       1,061,010
  Evansville Vanderburgh, 5.00% due 7/15/2015 (Insured: AMBAC)              Aa3/AA        1,000,000       1,062,910
  Huntington   Economic   Development,   6.15%  due  11/1/2008  (United
  Methodist Membership)                                                      NR/NR          190,000         190,447
  Huntington   Economic   Development,   6.20%  due  11/1/2010  (United
  Methodist Membership)                                                      NR/NR          790,000         798,050
  Indiana Bond Bank, 5.25% due 10/15/2016 (Special Gas Program)             Aa2/NR        1,500,000       1,502,970
  Indiana  Multi  School  Building  Corp.  First  Mortgage,  5.00%  due
  7/15/2016 (Insured: MBIA)                                                  A2/AA        5,000,000       5,346,900
  Indiana State Educational  Facilities Authority,  5.75% due 10/1/2009
  (University of Indianapolis)                                               NR/A-          670,000         690,777
  Indiana State Finance Authority, 5.00% due 11/1/2018                      Aa3/AA        2,000,000       2,081,480
  Indiana State Finance  Authority,  Forensic & Health  Science,  5.00%
  due 7/1/2016 (Insured: MBIA)                                              Aa2/AA        1,030,000       1,101,400
  Indianapolis  Local  Public  Improvement  Bond,  5.00%  due  1/1/2015
  (Waterworks; Insured: MBIA)                                                A1/AA        1,000,000       1,066,190
  Indianapolis  Local  Public  Improvement  Bond,  5.00%  due  7/1/2015
  (Waterworks; Insured: MBIA)                                                A1/AA        1,000,000       1,068,740
  Indianapolis  Local  Public  Improvement  Bond,  5.00%  due  7/1/2016
  (Insured: FGIC)                                                           Aa2/AA        1,030,000       1,085,929
  Knox  Middle  School  Building  Corp.   First  Mortgage,   6.00%  due
  7/15/2008 (Insured: FGIC)                                                  NR/AA          440,000         440,585
  Knox  Middle  School  Building  Corp.   First  Mortgage,   6.00%  due
  7/15/2009 (Insured: FGIC)                                                  NR/NR          455,000         468,518
  Knox Middle School Building Corp.  First  Mortgage,  0% due 1/15/2020
  (Insured: FGIC)                                                            NR/AA        1,295,000         679,992
  Madison Schools Lydia Middleton  Building Corp.,  5.00% due 7/15/2014
  (Insured: FGIC)                                                            NR/AA        1,200,000       1,279,596
  Madison Schools Lydia Middleton  Building Corp.,  5.00% due 7/15/2015
  (Insured: FGIC)                                                            NR/AA        1,250,000       1,334,487
  Mount Vernon of Hancock  County First  Mortgage,  5.00% due 7/15/2013
  (Insured: MBIA)                                                            A2/AA        1,055,000       1,109,459
  Mount Vernon of Hancock  County First  Mortgage,  5.00% due 7/15/2014
  (Insured: MBIA)                                                            A2/AA        1,135,000       1,196,801
  Mount Vernon of Hancock  County First  Mortgage,  5.00% due 7/15/2015
  (Insured: MBIA)                                                            A2/AA        1,140,000       1,203,829
  Noblesville  Redevelopment  Authority,   5.00%  due  8/1/2016  (146th
  Street Extension A)                                                       NR/AA-        1,660,000       1,691,092
  Perry Township Multi School Building,  5.00% due 7/10/2014  (Insured:
  FSA)                                                                      Aaa/NR        2,130,000       2,281,805
  Peru Community  School Corp.  First Mortgage,  0% due 7/1/2010 (State
  Aid Withholding)                                                           NR/A           835,000         776,041
  Plainfield  Community  High School  Building  Corp.  First  Mortgage,
  5.00% due 1/15/2015 (Insured: FGIC)                                        NR/A         1,445,000       1,509,490
  South Bend  Community  School  Building  Corp.,  5.00% due  7/15/2016
  (Insured: FGIC State Aid Withholding)                                      NR/AA        1,785,000       1,876,963
  Warren Township Vision 2005, 5.00% due 7/10/2015 (Insured: FGIC)           NR/AA        2,095,000       2,227,655
  Wawasee  Community School Corp.  First Mortgage,  5.50% due 7/15/2010
  (State Aid Withholding) (ETM)                                              NR/AA          995,000       1,050,053
  Wawasee  Community School Corp.  First Mortgage,  5.50% due 7/15/2011
  (State Aid Withholding) (ETM)                                              NR/AA        1,095,000       1,172,712
  West Clark 2000 School Building Corp., 5.25% due 1/15/2014  (Insured:
  MBIA)                                                                      A2/AA        1,335,000       1,440,438
  West Clark School Building Corp. First Mortgage,  5.75% due 7/15/2011
  (State Aid Withholding)                                                    NR/AA        2,080,000       2,223,499
Iowa -- 1.79%
  Ankeny  Community  School  District  Sales & Services Tax,  5.00% due
  7/1/2010                                                                  NR/AA-        2,900,000       3,019,973
  Des Moines  Limited  Obligation,  4.40% due  12/1/2015  put 12/1/2011
  (Des Moines Parking Associates; LOC: Wells Fargo Bank)                     NR/NR        2,770,000       2,770,610
  Dubuque Community School District, 5.00% due 1/1/2013                      NR/NR        1,600,000       1,611,808
  Dubuque Community School District, 5.00% due 7/1/2013                      NR/NR        1,640,000       1,651,480
  Iowa Finance Authority, 6.50% due 2/15/2009 (Iowa Health Services)        Aa3/NR        1,825,000       1,863,252
  Iowa Finance Authority, 6.50% due 2/15/2010 (Iowa Health Services)        Aa3/NR        2,955,000       3,100,386
  Iowa Finance Authority, 5.75% due 12/1/2010 (Trinity Health)              Aa2/AA        3,295,000       3,433,818
  Iowa Finance Authority,  6.00% due 2/15/2011  pre-refunded  2/15/2010
  (Iowa Health Services; Insured: AMBAC)                                    Aa3/AA        3,145,000       3,334,769
Kansas -- 0.85%
  Burlington  Environmental   Improvement,   5.374%  due  9/1/2035  put
  4/1/2013 (Kansas City Power & Light; Insured: FGIC)                        A3/A        10,000,000       9,867,400
Kentucky -- 1.37%
  Kentucky  Economic  DFA,  5.35%  due  10/1/2009  (Norton  Healthcare;
  Insured: MBIA) (ETM)                                                       A2/AA        2,835,000       2,942,503
  Kentucky  Economic  DFA,  5.35%  due  10/1/2009  (Norton  Healthcare;
  Insured: MBIA)                                                             A2/AA        4,565,000       4,718,566
  Kentucky  Economic  DFA,  5.40%  due  10/1/2010  (Norton  Healthcare;
  Insured: MBIA) (ETM)                                                       A2/AA        3,775,000       3,990,213
  Kentucky  Economic  DFA,  5.40%  due  10/1/2010  (Norton  Healthcare;
  Insured MBIA)                                                              A2/AA        4,055,000       4,253,533
Louisiana -- 2.79%
  East Baton Rouge Sewer, 5.00% due 2/1/2018 (Insured: FSA)                 Aaa/AAA       3,000,000       3,171,810
  Louisiana   Environmental    Facilities   &   Community   Development
  Authority, 5.00% due 9/1/2012 (Bellemont Apartments)                      Baa3/NR         910,000         895,840
  Louisiana Public  Facilities  Authority,  5.75% due 10/1/2008 (Loyola
  University)                                                                A1/A+        1,000,000       1,006,920
  Louisiana   Public   Facilities   Authority,   5.375%  due  12/1/2008
  (Wynhoven Health Care Center; Guaranty: Archdiocese of New Orleans)        NR/NR          500,000         497,950
  Louisiana Public Facilities  Authority  Revenue,  5.00% due 5/15/2014
  (Ochsner Clinic Foundation)                                                A3/NR        1,000,000       1,022,920
  Louisiana Public Facilities  Authority  Revenue,  5.00% due 5/15/2015
  (Ochsner Clinic Foundation)                                                A3/NR        1,825,000       1,856,755
  Louisiana Public Facilities  Authority  Revenue,  5.00% due 5/15/2016
  (Ochsner Clinic Foundation)                                                A3/NR        1,000,000       1,009,010
  Louisiana Public Facilities  Authority  Revenue,  5.00% due 5/15/2017
  (Ochsner Clinic Foundation)                                                A3/NR        1,035,000       1,035,673
  Louisiana Public Facilities  Authority  Revenue,  5.00% due 5/15/2018
  (Ochsner Clinic Foundation)                                                A3/NR        1,000,000         991,490
  Louisiana  State  Citizens  Property   Insurance  Corp.,   5.00%  due
  6/1/2015 (Insured: AMBAC)                                                 Aa3/AA        5,000,000       5,102,050
  Louisiana State GO, 5.50% due 11/15/2008 (Insured: FGIC)                   A2/A         1,980,000       2,004,869
  Louisiana State GO, 5.00% due 8/1/2017 (Insured: MBIA)                     A2/AA        4,000,000       4,191,240
  Louisiana State Offshore Terminal Authority,  4.25% due 10/1/2037 put
  10/1/2010 (Deepwater Port Loop LLC)                                        A3/A         4,200,000       4,287,948
  Monroe Sales Tax Increment  Garrett Road Economic  Development  Area,
  5.00% due 3/1/2017 (Insured: Radian)                                       A3/A         1,505,000       1,494,871
  Morehouse Parish PCR, 5.25% due 11/15/2013 (International Paper Co.)     Baa3/BBB       2,400,000       2,397,624
  Regional  Transportation  Authority,  8.00% due  12/1/2011  (Insured:
  FGIC)                                                                      NR/NR        1,250,000       1,406,850
Maryland -- 0.51%
  Maryland Health & Higher Educational  Facilities,  5.00% due 1/1/2017
  (Washington County Hospital)                                              NR/BBB-       1,000,000         976,340
  Maryland Health & Higher Educational  Facilities,  5.00% due 1/1/2018
  (Washington County Hospital)                                              NR/BBB-       1,000,000         964,810
  Maryland Health & Higher Educational Facilities,  5.125% due 7/1/2020
  (John Hopkins University)                                                 Aa2/AA        1,805,000       1,843,663
  Maryland Health & Higher Educational Facilities,  5.00% due 5/15/2046
  put 5/15/2013 (John Hopkins Health Systems)                                A1/A+        2,000,000       2,077,200
Massachusetts -- 2.45%
  Massachusetts  DFA Resource  Recovery,  5.50% due  1/1/2011  (Seamass
  Partnership; Insured: MBIA)                                                A2/AA        3,470,000       3,614,630
  Massachusetts GO, 6.00% due 11/1/2008                                     Aa2/AA        1,000,000       1,014,210
  Massachusetts GO Construction Loan, 5.00% due 9/1/2015                    Aa2/AA       10,000,000      10,789,400
  Massachusetts Health & Educational  Facilities  Authority,  5.00% due
  10/1/2011 (Berkshire Health Systems; Insured: Assured Guaranty)           NR/AAA        2,345,000       2,463,188
  Massachusetts Health & Educational  Facilities Authority,  5.375% due
  5/15/2012 (New England Medical Center Hospital; Insured: FGIC) (ETM)       NR/NR        3,415,000       3,647,561
  Massachusetts Health & Educational  Facilities  Authority,  5.00% due
  10/1/2012 (Berkshire Health Systems; Insured: Assured Guaranty)           NR/AAA        2,330,000       2,458,849
  Massachusetts Health & Educational  Facilities  Authority,  5.00% due
  10/1/2013 (Berkshire Health Systems; Insured: Assured Guaranty)           NR/AAA        3,215,000       3,405,585
  Massachusetts   Industrial  Finance  Agency  Biomedical,   1.00%  due
  8/1/2008                                                                  Aa2/AA-       1,000,000         997,860
Michigan -- 3.00%
  Dickinson County Economic  Development  Corp.  Environmental  Impact,
  5.75% due 6/1/2016 (International Paper Co.)                             Baa3/BBB       3,715,000       3,722,541
  Dickinson County Healthcare  Systems,  5.50% due 11/1/2013  (Insured:
  ACA) (2)                                                                   NR/NR        3,605,000       3,601,395
  Gull Lake  Community  School  District GO, 0% due 5/1/2013  (Insured:
  FGIC)                                                                      NR/NR        2,485,000       1,950,800
  Kalamazoo Hospital Finance Authority  Facilities  Revenue,  5.00% due
  5/15/2018 (Bronson Hospital; Insured: FSA)                                Aaa/AAA       1,520,000       1,576,666
  Kalamazoo Hospital Finance Authority  Facilities  Revenue,  5.00% due
  5/15/2018 (Bronson Hospital; Insured: FSA)                                Aaa/AAA       2,500,000       2,593,200
  Kent Hospital  Finance  Authority,  5.25% due 1/15/2047 put 1/15/2014
  (Spectrum Health)                                                         Aa3/AA        2,000,000       2,067,560
  Michigan  HFA,  5.375% due 7/1/2012  (Port Huron  Hospital;  Insured:
  FSA)                                                                      Aaa/AAA       1,405,000       1,407,979
  Michigan State  Building  Authority,  5.00% due 10/15/2015  (Insured:
  AMBAC)                                                                    Aa3/AA        6,000,000       6,352,920
  Michigan State COP, 5.00% due 9/1/2031 put 9/1/2011 (Insured: MBIA)        A2/AA        6,000,000       6,254,700
  Michigan State HFA, 5.00% due 11/15/2017 (Sparrow Memorial Hospital)       A1/A+        1,000,000       1,008,890
  Michigan  State  Strategic  Fund,  5.00%  due  10/15/2017   (Insured:
  Assured Guaranty)                                                         Aaa/AAA       2,000,000       2,115,300
  Michigan  State  Strategic  Fund,  4.85% due  9/1/2030  put  9/1/2011
  (Detroit Edison Co.; Insured: AMBAC)                                      Aa3/NR        2,075,000       2,146,276
Minnesota -- 1.04%
  Dakota  County  Community  Development  Agency Multi Family  Housing,
  5.00% due 11/1/2017 (Commons on Marice)                                    NR/NR        1,150,000       1,088,268
  Minneapolis  St.  Paul  Health  Care  Systems,  5.25%  due  12/1/2012
  (Healthpartners Obligated Group)                                         Baa1/BBB       1,000,000       1,028,100
  Minneapolis  St.  Paul  Health  Care  Systems,  5.25%  due  12/1/2013
  (Healthpartners Obligated Group)                                         Baa1/BBB       1,500,000       1,537,560
  Minneapolis  St.  Paul  Metropolitan  Airports,  5.00%  due  1/1/2017
  (Insured: AMBAC)                                                          Aa3/AA        8,005,000       8,377,313
Mississippi -- 0.22%
  Gautier Utility District Systems, 5.50% due 3/1/2012 (Insured: FGIC)       NR/NR        1,020,000       1,070,500
  Mississippi   Development  Bank  Public  Improvement  GO,  4.75%  due
  7/1/2017                                                                   NR/NR        1,565,000       1,500,757
Missouri -- 0.20%
  Missouri Development Finance Board Healthcare  Facilities,  4.80% due
  11/1/2012 (Lutheran Home Aged; LOC: Commerce Bank)                        Aa2/NR        1,275,000       1,295,732
  Missouri State Health & Educational  Facilities Authority,  5.00% due
  6/1/2011 (SSM Healthcare Corp.)                                           NR/AA-        1,000,000       1,039,850
Montana -- 1.55%
  Forsyth PCR, 5.00% due 10/1/2032 put 12/30/2008 (Avista Corp.;
  Insured: AMBAC)                                                           Aa3/AA       11,440,000      11,453,385
  Forsyth PCR, 5.20% due 5/1/2033 put 5/1/2009 (Portland General)           Baa1/A        4,385,000       4,428,192
  Montana  Facilities  Finance  Authority,  5.00% due 1/1/2015 (Benefis
  Health Systems; Insured: Assured Guaranty)                                NR/AAA        1,000,000       1,048,010
  Montana  Facilities  Finance  Authority,  5.00% due 1/1/2016 (Benefis
  Health Systems; Insured: Assured Guaranty)                                NR/AAA        1,000,000       1,045,140
Nebraska -- 0.73%
  Madison  County  Hospital   Authority,   5.25%  due  7/1/2010  (Faith
  Regional Health Services; Insured: Radian)                                 NR/A         1,455,000       1,500,308
  Madison  County  Hospital   Authority,   5.50%  due  7/1/2012  (Faith
  Regional Health Services; Insured: Radian)                                 NR/A         1,625,000       1,679,779
  Omaha Public Power District Electric Systems B, 5.00% due 2/1/2013        Aa1/AA        5,000,000       5,296,400
Nevada -- 0.98%
  Clark County District 121, 5.00% due 12/1/2015 (Insured: AMBAC)           Aa3/AA        1,915,000       2,008,490
  Clark County School District GO, 5.00% due 6/15/2015 (Insured: MBIA)      Aa2/AA        1,000,000       1,058,280
  Clark County  School  District GO, 2.44% due  6/15/2021  put 7/1/2008
  (Insured: FSA) (daily demand notes)                                       P1/A-1+       1,040,000       1,040,000
  Las  Vegas  Special  Local  Improvement   District  707,  5.125%  due
  6/1/2011 (Insured: FSA)                                                   Aaa/AAA       1,615,000       1,663,515
  Reno Hospital  Revenue,  5.25% due 6/1/2014  (Washoe  Medical Center;
  Insured: FSA)                                                             Aaa/AAA       1,000,000       1,043,360
  Reno Hospital  Revenue,  5.25% due 6/1/2016  (Washoe  Medical Center;
  Insured: FSA)                                                             Aaa/AAA       1,100,000       1,146,145
  Reno Hospital  Revenue,  5.25% due 6/1/2018  (Washoe  Medical Center;
  Insured: FSA)                                                             Aaa/AAA       1,000,000       1,031,880
  Sparks  Redevelopment  Agency  Tax  Allocation,  5.75% due  1/15/2010
  (Insured: Radian)                                                          NR/A         1,000,000       1,026,510
  Sparks  Redevelopment  Agency  Tax  Allocation,  5.75% due  1/15/2011
  (Insured: Radian)                                                          NR/A         1,285,000       1,322,059
New Hampshire -- 0.89%
  Manchester  Housing &  Redevelopment  Authority,  6.05% due  1/1/2012
  (Insured: ACA)                                                            Baa3/NR       1,500,000       1,514,520
  New Hampshire Health & Educational  Facilities Medical Centers, 5.00%
  due 10/1/2016 (Southern NH Health Systems)                                 NR/A-        1,260,000       1,264,977
  New Hampshire Health & Educational  Facilities Medical Centers, 5.00%
  due 10/1/2017 (Southern NH Health Systems)                                 NR/A-        1,000,000         995,530
  New Hampshire  Municipal  Bond Bank,  5.00% due  8/15/2016  (Insured:
  MBIA)                                                                     Aa3/AA        2,985,000       3,196,607
  New Hampshire  Municipal  Bond Bank,  5.00% due  8/15/2017  (Insured:
  MBIA)                                                                     Aa3/AA        3,130,000       3,351,103
New Jersey -- 2.27%
  Hudson County COP, 7.00% due 12/1/2012 (Insured: MBIA)                     A2/AA        1,000,000       1,130,620
  Hudson County COP, 6.25% due 12/1/2014 (Insured: MBIA)                     A2/AA        1,500,000       1,689,900
  New Jersey EDA, 5.00% due 11/15/2011 (Seabrook Village)                    NR/NR        1,000,000         986,840
  New Jersey EDA, 5.00% due 11/15/2014 (Seabrook Village)                    NR/NR        1,000,000         972,830
  New Jersey EDA Cigarette Tax Revenue,  5.00% due 6/15/2012  (Insured:
  FGIC)                                                                    Baa2/BBB       7,375,000       7,580,910
  New Jersey State Transit  Corp.  COP,  5.25% due 9/15/2013  (Insured:
  AMBAC)                                                                    Aa3/AA        5,000,000       5,301,550
  New Jersey State Transit  Corp.  COP,  5.50% due 9/15/2013  (Insured:
  AMBAC)                                                                    Aa3/AA        7,650,000       8,174,560
  Tobacco  Settlement  Financing Corp,  6.125% due 6/1/2024 refunded to
  various dates                                                             Aaa/AAA         475,000         499,501
New Mexico -- 0.90%
  Belen  Consolidated  School District GO, 4.00% due 8/1/2008 (Insured:
  MBIA)                                                                     Aa2/NR        1,000,000       1,001,840
  Farmington PCR, 2.60% due 5/1/2024 put 7/1/2008 (LOC:  Barclays Bank)
  (daily demand notes)                                                    VMIG1/A-1+      1,900,000       1,900,000
  Farmington PCR, 1.85% due 9/1/2024 put 7/1/2008 (LOC:  Barclays Bank)
  (daily demand notes)                                                     P-1/A-1+       1,000,000       1,000,000
  New Mexico  Finance  Authority  State Office  Building Tax, 5.00% due
  6/1/2013 pre-refunded 6/1/2011                                            Aa1/AAA       1,325,000       1,397,756
  New Mexico  Highway  Commission  Tax,  5.00% due 6/15/2011  (Insured:
  AMBAC) (ETM)                                                              Aa2/AAA       4,865,000       5,122,212
New York -- 4.78%
  Hempstead Town IDA Resource Recovery,  5.00% due 12/1/2008  (American
  Ref-Fuel; Insured: MBIA)                                                   A2/AA        1,000,000       1,012,560
  Monroe  County IDA,  5.375% due 6/1/2017  (St.  John Fisher  College;
  Insured: Radian)                                                           NR/A         3,705,000       3,744,458
  New York City GO, 1.45% due 10/1/2023 put 7/1/2008 (LOC:  JPM) (daily
  demand notes)                                                           VMIG1/A-1+      3,300,000       3,300,000
  New York City IDA,  5.25% due 6/1/2011  (Lycee  Francais de New York;
  Insured: ACA)                                                            Baa1/BBB       2,215,000       2,232,343
  New York City IDA,  5.25% due 6/1/2012  (Lycee  Francais de New York;
  Insured: ACA)                                                             Baa1/NR       2,330,000       2,335,615
  New York City Transitional  Finance Authority  Facilities,  5.00% due
  11/1/2012                                                                 Aa1/AAA       5,000,000       5,340,600
  New York City Transitional  Finance Authority  Facilities,  5.00% due
  11/1/2014                                                                 Aa1/AAA       2,000,000       2,160,800
  New York City Transitional  Finance Authority  Facilities,  5.00% due
  11/1/2015                                                                 Aa1/AAA       1,500,000       1,625,205
  New  York  Dormitory  Authority  Mental  Health  Services  Facilities
  Improvement, 5.00% due 8/15/2010 (Insured: MBIA)                           A1/AA        1,600,000       1,663,104
  New York State Dormitory Authority,  5.50% due 7/1/2012 (South Nassau
  Community Hospital)                                                       Baa1/NR       1,820,000       1,894,092
  New York State Dormitory Authority,  5.50% due 7/1/2013 (South Nassau
  Community Hospital)                                                       Baa1/NR       1,500,000       1,562,445
  New  York  State  Dormitory  Authority,   5.25%  due  11/15/2026  put
  5/15/2012 (Insured: AMBAC)                                                Aa3/AA        4,000,000       4,184,960
  New York State Dormitory  Authority Aids Long Term Health Facilities,
  5.00% due 11/1/2012 (Insured: SONYMA)                                     Aa1/NR        2,000,000       2,061,880
  New York State Dormitory  Authority Aids Long Term Health Facilities,
  5.00% due 11/1/2013 (Insured: SONYMA)                                     Aa1/NR        4,600,000       4,742,324
  New York State Dormitory  Authority Aids Long Term Health Facilities,
  5.00% due 11/1/2014 (Insured: SONYMA)                                     Aa1/NR        1,500,000       1,546,410
  New York State  Dormitory  Authority  Hospital,  5.25% due  8/15/2013
  (Presbyterian Hospital; Insured: FHA & FSA)                               Aaa/AAA       3,650,000       3,940,942
  New  York  State  Thruway  Authority  Service  Contract,   5.50%  due
  4/1/2013 (Local Highway & Bridge; Insured: XLCA)                          A1/AA-        1,000,000       1,069,450
  Oneida  County IDA,  6.00% due 1/1/2009  (Faxton  Hospital;  Insured:
  Radian)                                                                    NR/A           710,000         718,520
  Port Authority 148th, 5.00% due 8/15/2017 (Insured: FSA)                  Aaa/AAA       4,725,000       5,116,514
  Tobacco Settlement Financing Corp. Asset Backed, 5.25% due 6/1/2013       A1/AA-        3,160,000       3,164,803
  Tobacco Settlement  Financing Corp. Asset Backed,  5.25% due 6/1/2013
  (Insured: XLCA)                                                           A1/AA-        2,000,000       2,003,040
North Carolina -- 3.00%
  Charlotte  Mecklenberg Hospital Authority Health Care Systems,  5.00%
  due 1/15/2016                                                             Aa3/AA-       3,420,000       3,608,339
  Charlotte  Mecklenberg Hospital Authority Health Care Systems,  5.00%
  due 1/15/2017                                                             Aa3/AA-       2,000,000       2,106,180
  North Carolina Eastern  Municipal Power Agency Power Systems,  5.375%
  due 1/1/2011                                                             Baa1/BBB       3,000,000       3,095,160
  North Carolina  Eastern  Municipal Power Agency Power Systems,  5.25%
  due 1/1/2012                                                             Baa1/BBB         650,000         670,735
  North Carolina  Eastern  Municipal Power Agency Power Systems,  5.50%
  due 1/1/2012                                                             Baa1/BBB       1,100,000       1,143,945
  North Carolina  Eastern  Municipal Power Agency Power Systems,  5.25%
  due 1/1/2013                                                             Baa1/BBB       1,055,000       1,093,012
  North Carolina  Eastern  Municipal Power Agency Power Systems,  5.00%
  due 1/1/2016 (Insured: AMBAC)                                             Aa3/AA        1,700,000       1,728,713
  North Carolina  Eastern  Municipal Power Agency Power Systems,  5.25%
  due 1/1/2019 (Insured: Assured Guaranty)                                  Aaa/AAA       3,000,000       3,167,670
  North Carolina  Infrastructure  Finance Corp. COP, 5.00% due 2/1/2017
  (Correctional Facilities)                                                 Aa1/AA+       2,400,000       2,503,992
  North Carolina  Municipal Power Agency,  6.00% due 1/1/2010  (Catawba
  Electric; Insured: MBIA)                                                   A2/AA        2,400,000       2,495,688
  North Carolina  Municipal Power Agency,  5.50% due 1/1/2013  (Catawba
  Electric)                                                                  A2/A-        2,505,000       2,636,287
  North Carolina  Municipal Power Agency,  6.375% due 1/1/2013 (Catawba
  Electric)                                                                  A2/A-        1,000,000       1,052,200
  North Carolina  Municipal Power Agency,  5.25% due 1/1/2017  (Catawba
  Electric)                                                                  A2/A-        3,000,000       3,138,090
  North  Carolina  State  Infrastructure  Finance Corp.  COP, 5.00% due
  2/1/2016 (Correctional Facilities)                                        Aa1/AA+       5,000,000       5,246,650
  University  of  North  Carolina  Systems  Pool,  5.00%  due  4/1/2012
  (Insured: AMBAC)                                                          Aa3/AA        1,030,000       1,091,841
North Dakota -- 0.14%
  Ward  County  Health Care  Facilities,  5.00% due  7/1/2013  (Trinity
  Obligated Group)                                                          NR/BBB+       1,560,000       1,573,042
Ohio -- 2.45%
  Akron COP, 5.00% due 12/1/2013 (Insured: Assured Guaranty)                NR/AAA        3,000,000       3,190,290
  Akron COP, 5.00% due 12/1/2014 (Insured: Assured Guaranty)                NR/AAA        2,000,000       2,132,580
  Cleveland Cuyahoga County Port Authority, 6.00% due 11/15/2010             NR/NR        2,015,000       2,066,906
  Greater  Cleveland  Regional  Transportation  Authority GO, 5.00% due
  12/1/2015 (Insured: MBIA)                                                 Aa3/NR        1,000,000       1,078,060
  Hudson City Library Improvement, 6.35% due 12/1/2011                      Aa1/NR        1,400,000       1,521,450
  Lorain  County  Hospital,  6.00% due  9/1/2008  (Catholic  Healthcare
  Partners; Insured: MBIA)                                                   A1/AA        1,200,000       1,207,584
  Mahoning Valley  Sanitary  District,  5.85% due 11/15/2008  (Insured:
  FSA)                                                                      Aaa/AAA       1,300,000       1,319,799
  Mahoning Valley  Sanitary  District,  5.90% due 11/15/2009  (Insured:
  FSA)                                                                      Aaa/AAA         770,000         807,553
  Montgomery County, 6.00% due 12/1/2008 (Catholic Health Initiatives)      Aa2/AA        2,250,000       2,285,730
  Montgomery County, 6.00% due 12/1/2009 (Catholic Health Initiatives)      Aa2/AA        2,385,000       2,493,351
  Montgomery County, 6.00% due 12/1/2010 (Catholic Health Initiatives)      Aa2/AA        1,530,000       1,623,789
  Montgomery  County,  4.10% due  10/1/2041  put  11/10/2011  (Catholic
  Health Initiatives)                                                       Aa2/AA        2,500,000       2,538,200
  Ohio  State  Unlimited  Tax  GO,  5.75%  due  6/15/2010  pre-refunded
  6/15/2009                                                                 Aa1/AA+       5,000,000       5,188,650
  Reading  Development,  6.00% due  2/1/2009  (St.  Mary's  Educational
  Institute; Insured: Radian)                                                NR/A           975,000         988,299
Oklahoma -- 1.13%
  Comanche  County  Hospital  Authority,  5.00% due 7/1/2011  (Insured:
  Radian)                                                                    A3/A         1,000,000       1,020,370
  Comanche  County  Hospital  Authority,  5.25% due 7/1/2015  (Insured:
  Radian)                                                                    A3/A         1,340,000       1,373,098
  Jenks Aquarium Authority First Mortgage, 5.50% due 7/1/2010 (ETM)          A2/NR          325,000         335,059
  Oklahoma  DFA  Hospital,   5.25%  due  12/1/2011   (Duncan   Regional
  Hospital)                                                                  NR/A         1,215,000       1,263,831
  Oklahoma DFA Hospital, 5.00% due 10/1/2012 (Unity Health Center)           NR/A-        1,070,000       1,102,528
  Oklahoma  DFA  Hospital,   5.25%  due  12/1/2012   (Duncan   Regional
  Hospital)                                                                  NR/A         1,330,000       1,384,663
  Oklahoma  DFA  Hospital,   5.25%  due  12/1/2013   (Duncan   Regional
  Hospital)                                                                  NR/A         1,350,000       1,404,742
  Oklahoma  State  Development  Finance  Authority,  5.75% due 6/1/2011
  (Oklahoma Hospital Association; Insured: AMBAC)                           Aa3/NR          740,000         797,084
  Oklahoma  State  Industrial  Health  Authority,  6.00% due  8/15/2010
  pre-refunded 8/15/2009 (Integris Health Systems; Insured: MBIA)           Aa3/AAA         190,000         200,190
  Oklahoma  State  Industrial  Health  Authority,  6.00% due  8/15/2010
  pre-refunded 8/15/2009 (Integris Health Systems; Insured: MBIA)           Aa3/AA        2,150,000       2,265,304
  Oklahoma State  Municipal  Power  Authority,  3.875% due 1/1/2025 put
  7/1/2012 (Insured: FSA)                                                   Aaa/AAA       2,000,000       1,966,880
Oregon -- 1.11%
  Oregon  State  Department  Administrative  Services  COP,  5.00%  due
  11/1/2014 (Insured: FGIC)                                                 Aa3/AA-       1,000,000       1,057,260
  Oregon  State  Department  Administrative  Services  COP,  5.00%  due
  11/1/2015 (Insured: FGIC)                                                 Aa3/AA-       1,000,000       1,058,290
  Oregon State GO, 1.70% due 6/1/2041 put 7/1/2008  (Veterans  Welfare;
  SPA: Dexia Credit Local) (daily demand notes)                           VMIG1/A-1+     10,800,000      10,800,000
Pennsylvania -- 2.04%
  Allegheny  County  Hospital  Development,  6.30% due 5/1/2009  (South
  Hills Health System) (ETM)                                                Baa1/NR         410,000         425,137
  Allegheny County Hospital  Development  Authority Revenue,  5.00% due
  6/15/2018 (University of Pittsburgh Medical Center)                       Aa3/AA-       3,000,000       3,092,760
  Allegheny County Hospital  Development  Authority Revenue,  5.00% due
  6/15/2018 (University of Pittsburgh Medical Center)                       Aa3/AA-       1,000,000       1,020,150
  Chester  County School  Authority,  5.00% due 4/1/2016  (Intermediate
  School; Insured: AMBAC)                                                    NR/AA        1,915,000       2,016,916
  Geisinger Authority Health Systems, 5.50% due 8/15/2009                   Aa2/AA        1,000,000       1,013,730
  Northampton  County IDA,  5.35% due 7/1/2010  (Moravian  Hall Square;
  Insured: Radian)                                                           NR/A         1,200,000       1,201,344
  Philadelphia Gas Works, 5.00% due 9/1/2014 (Insured: FSA)                 Aaa/AAA       3,000,000       3,196,170
  Philadelphia Gas Works, 5.00% due 9/1/2015 (Insured: FSA)                 Aaa/AAA       3,315,000       3,506,740
  Pittsburgh, 5.00% due 9/1/2012 (Insured: MBIA)                             A2/AA        3,415,000       3,564,372
  Pittsburgh, 5.50% due 9/1/2014 (Insured: AMBAC)                           Aa3/AA        2,000,000       2,084,980
  Sayre  HFA,  5.25% due  7/1/2011  (Latrobe  Area  Hospital;  Insured:
  AMBAC) (ETM)                                                              Aa3/AA        1,400,000       1,470,476
  Sayre  HFA,  5.25% due  7/1/2012  (Latrobe  Area  Hospital;  Insured:
  AMBAC) (ETM)                                                              Aa3/AA        1,000,000       1,056,030
Puerto Rico -- 0.09%
  Puerto Rico Commonwealth  Highway & Transportation  Authority,  5.00%
  due 7/1/2008 (Insured: FGIC)                                              Baa2/A-       1,000,000       1,000,060
Rhode Island -- 0.68%
  Providence GO, 5.50% due 1/15/2012 (Insured: FGIC)                         A3/A         1,880,000       1,981,558
  Rhode  Island  COP,  5.00%  due  10/1/2014  (Providence  Plantations;
  Insured MBIA)                                                              A1/AA        1,000,000       1,059,030
  Rhode Island State  Economic  Development  Corp.,  5.75% due 7/1/2010
  (Providence Place Mall; Insured: Radian)                                   NR/A         1,115,000       1,144,536
  Rhode  Island  State  Health & Education  Building  Corp.,  4.50% due
  9/1/2009 (Butler Hospital; LOC: Bank of America)                          NR/AA+        1,960,000       2,013,625
  Rhode  Island  State  Health & Education  Building  Corp.,  5.25% due
  7/1/2014 (Memorial Hospital; LOC: Fleet Bank)                             NR/AA+        1,565,000       1,647,100
South Carolina -- 1.16%
  Georgetown  County  Environmental  Improvement,  5.70%  due  4/1/2014
  (International Paper Co.)                                                Baa3/BBB       7,975,000       8,121,182
  Greenville  County School District  Building Equity Sooner  Tomorrow,
  5.25% due 12/1/2015                                                       Aa3/AA-       1,000,000       1,056,590
  Greenwood  County  Hospital  Facilities,  5.00% due  10/1/2013  (Self
  Regional Healthcare; Insured: FSA)                                        Aaa/AAA       2,000,000       2,118,560
  Greenwood  Fifty  Facilities  School  District,  5.00% due  12/1/2015
  (Insured: Assured Guaranty)                                               Aaa/AAA       1,000,000       1,060,130
  Greenwood  Fifty  Facilities  School  District,  5.00% due  12/1/2016
  (Insured: Assured Guaranty)                                               Aaa/AAA       1,000,000       1,055,990
South Dakota -- 0.10%
  South Dakota State Health & Educational  Facilities Authority,  5.50%
  due 9/1/2011 (Rapid City Regional Hospital; Insured: MBIA)                 A1/AA        1,100,000       1,163,910
Tennessee -- 1.70%
  Knox County  Health,  Educational,  & Housing  Facilities,  5.00% due
  4/1/2017 (University Health Systems)                                      NR/BBB+       3,130,000       3,138,576
  Metro Government Nashville Water & Sewer, 6.50% due 12/1/2014 (ETM)       Aaa/AA        1,240,000       1,448,692
  Tennessee Energy Acquisition Corp., 5.00% due 9/1/2014                    Aa3/AA-         975,000         965,406
  Tennessee Energy Acquisition Corp., 5.00% due 9/1/2015                    Aa3/AA-       3,000,000       2,956,680
  Tennessee Energy Acquisition Corp., 5.00% due 2/1/2017                    Aa3/AA-       5,000,000       4,855,750
  Tennessee Energy Acquisition Corp., 5.25% due 9/1/2018                    Aa3/AA-       5,000,000       4,898,250
  Tennessee Energy Acquisition Corp., 5.25% due 9/1/2020                    Aa3/AA-       1,450,000       1,397,728
Texas -- 13.06%
  Amarillo Health Facilities Corp.,  5.50% due 1/1/2011 (St.  Anthony's
  Hospital Corp.; Insured: FSA)                                             Aaa/NR        1,350,000       1,416,474
  Austin Water & Wastewater, 5.00% due 5/15/2014 (Insured: AMBAC)           Aa3/AA        2,890,000       3,051,320
  Austin Water & Wastewater, 5.00% due 5/15/2015 (Insured: AMBAC)           Aa3/AA        1,520,000       1,606,944
  Bexar County Housing Finance Corp.  Multi Family  Housing,  5.00% due
  1/1/2011 (American Opportunity Housing; Insured: MBIA)                     A2/NR        1,800,000       1,854,576
  Brazos River  Authority,  4.90% due  10/1/2015  (Center Point Energy;
  Insured: MBIA)                                                             A2/AA        2,475,000       2,490,592
  Cedar Hill ISD GO, 0% due 8/15/2010 (Guaranty: PSF)                       NR/AAA          440,000         401,254
  Clint ISD GO, 5.50% due 2/15/2011 (Guaranty: PSF)                         Aaa/AAA       1,700,000       1,801,371
  Clint ISD GO, 5.50% due 2/15/2012 (Guaranty: PSF)                         Aaa/AAA       1,155,000       1,215,187
  Collin County Limited Tax Improvement GO, 5.00% due 2/15/2016             Aaa/AAA       1,465,000       1,583,694
  Corpus Christi Business & Job Development  Corp.,  5.00% due 9/1/2012
  (Arena Project; Insured: AMBAC)                                           Aa3/AA        1,025,000       1,056,683
  Corpus  Christi  Independent  School  District,  5.00% due  8/15/2012
  (Guaranty: PSF)                                                           Aaa/AAA       2,110,000       2,117,617
  Corpus Christi Utility Systems, 5.50% due 7/15/2008 (Insured: FSA)        Aaa/AAA       2,000,000       2,003,020
  Corpus Christi Utility Systems, 5.50% due 7/15/2009 (Insured: FSA)        Aaa/AAA       4,780,000       4,956,430
  Dallas  County  Texas  Utility  &  Reclamation  District,  5.00%  due
  2/15/2017 (Insured: AMBAC)                                                Aa3/AA        1,160,000       1,168,340
  Dallas  County  Texas  Utility  &  Reclamation  District,  5.00%  due
  2/15/2017 (Insured: AMBAC)                                                Aa3/AA        1,260,000       1,269,059
  Dallas  County  Texas  Utility  &  Reclamation  District,  5.00%  due
  2/15/2018 (Insured: AMBAC)                                                Aa3/AA        1,935,000       1,934,013
  Dallas  County  Texas  Utility  &  Reclamation  District,  5.00%  due
  2/15/2018 (Insured: AMBAC)                                                Aa3/AA        2,035,000       2,033,962
  Dallas  County  Texas  Utility  &  Reclamation  District,  5.00%  due
  2/15/2019 (Insured: AMBAC)                                                Aa3/AA        2,175,000       2,156,143
  Duncanville ISD GO, 0% due 2/15/2011 (Guaranty: PSF)                      Aaa/AAA       4,945,000       4,519,730
  Duncanville ISD GO, 0% due 2/15/2012 (Guaranty: PSF)                      Aaa/AAA       1,245,000       1,089,674
  Fort  Worth  Water & Sewer,  5.25% due  2/15/2011  (Tarrant  & Denton
  County)                                                                   Aa2/AA        1,390,000       1,464,198
  Grapevine Colleyville ISD GO, 0% due 8/15/2011 (Guaranty: PSF)            Aaa/AAA       7,350,000       6,593,685
  Grapevine GO, 5.25% due 2/15/2012 (Insured: FGIC)                         A1/AA-        2,005,000       2,008,709
  Gulf Coast Waste  Disposal  Authority  PCR,  2.33% due  10/1/2024 put
  7/1/2008 (Exxon Mobile) (daily demand notes)                               NR/NR          320,000         320,000
  Harris County Health Facilities  Development  Corp.  Thermal Utility,
  5.45% due 2/15/2011 (Teco; Insured: AMBAC)                                Aa3/AA        3,000,000       3,069,360
  Harris County Health Facilities  Development  Corp.  Thermal Utility,
  5.00% due 11/15/2015 (Teco; Insured: MBIA)                                Aa3/AA        1,500,000       1,556,985
  Harris County  Hospital  District,  5.75% due 2/15/2011  pre-refunded
  8/15/2010 (Insured: MBIA)                                                  A1/AA       10,000,000      10,593,500
  Harris County  Hospital  District,  5.75% due 2/15/2012  pre-refunded
  8/15/2010 (Insured: MBIA)                                                  A1/AA        3,000,000       3,178,050
  Harris  County  Hospital  District  Senior Lien,  5.00% due 2/15/2014
  (Insured: MBIA)                                                            A1/AA        1,275,000       1,334,734
  Harris  County  Hospital  District  Senior Lien,  5.00% due 2/15/2017
  (Insured: MBIA)                                                            A1/AA        1,500,000       1,563,285
  Harris  County  Sports  Authority  Senior  Lien,  0%  due  11/15/2010
  (Insured: MBIA)                                                            A2/AA        3,260,000       2,993,723
  Houston ISD Public West Side, 0% due 9/15/2014 (Insured: AMBAC)           Aa3/AA        6,190,000       4,753,734
  Hutto ISD GO, 0% due 8/1/2017 (Guaranty: PSF)                             NR/AAA        2,170,000       1,441,813
  Irving ISD GO, 0% due 2/15/2017 (Guaranty: PSF)                           Aaa/AAA       1,000,000         677,390
  Keller ISD GO, 0% due 8/15/2012 (Guaranty: PSF)                           Aaa/AAA       1,250,000       1,072,388
  Laredo GO, 5.00% due 2/15/2018 (Insured: MBIA)                             A1/AA        2,000,000       2,096,080
  Laredo  Sports  Venue  Sales  Refunding  &  Improvement,   5.00%  due
  3/15/2012 (Insured: AMBAC)                                                Aa3/AA        1,660,000       1,733,106
  Laredo  Sports  Venue  Sales  Refunding  &  Improvement,   5.00%  due
  3/15/2013 (Insured: AMBAC)                                                Aa3/AA        1,745,000       1,830,871
  Laredo  Sports  Venue  Sales  Refunding  &  Improvement,   5.00%  due
  3/15/2014 (Insured: AMBAC)                                                Aa3/AA        1,835,000       1,931,154
  Laredo  Sports  Venue  Sales  Refunding  &  Improvement,   5.00%  due
  3/15/2015 (Insured: AMBAC)                                                Aa3/AA        1,930,000       2,034,336
  Mesquite ISD GO, 0% due 8/15/2011  pre-refunded  8/15/2010 (Guaranty:
  PSF)                                                                      NR/AAA        1,865,000       1,659,328
  Mesquite ISD GO, 0% due 8/15/2011 (Guaranty: PSF)                         NR/AAA        1,200,000       1,058,664
  Midlothian ISD GO, 0% due 2/15/2009 (Guaranty: PSF) (ETM)                 Aaa/NR          570,000         561,878
  Midlothian ISD GO, 0% due 2/15/2009 (Guaranty: PSF)                       Aaa/NR          630,000         620,909
  Midtown  Redevelopment   Authority,   6.00%  due  1/1/2010  (Insured:
  Radian)                                                                    A3/A           700,000         720,531
  Midtown  Redevelopment   Authority,   6.00%  due  1/1/2011  (Insured:
  Radian)                                                                    A3/A           740,000         770,444
  North  Central  Health  Facility  Development  Hospital,   5.00%  due
  5/15/2017 (Baylor Health Care System)                                     Aa2/AA-       5,000,000       5,024,650
  North East ISD GO, 5.00% due 8/1/2016                                     Aaa/AAA       2,000,000       2,144,520
  Red River  Authority  PCR,  5.20% due 7/1/2011  (Southwestern  Public
  Service; Insured: AMBAC)                                                  Aa3/AA        1,050,000       1,048,562
  Richardson  Refunding & Improvement GO, 5.00% due 2/15/2014 (Insured:
  MBIA)                                                                     Aa1/AAA       3,000,000       3,201,480
  Sam Rayburn Municipal Power Agency, 5.50% due 10/1/2012                  Baa2/BBB-      6,000,000       6,131,580
  Spring Branch ISD GO, 7.50% due 2/1/2011 (Guaranty: PSF)                  Aaa/AAA         500,000         553,265
  Tarrant  County  Health  Facilities   Development  Corp.,  6.00%  due
  11/15/2009 (Adventist/Sunbelt Health System) (ETM)                         A1/NR          650,000         682,123
  Tarrant  County  Health  Facilities   Development  Corp.,  6.10%  due
  11/15/2011 pre-refunded 11/15/2010 (Adventist/Sunbelt Health System)       A1/NR          730,000         790,641
  Texarkana Health Facilities  Development  Corp.,  5.75% due 10/1/2008
  (Wadley Regional Medical Center; Insured: MBIA)                            A2/AA        1,500,000       1,513,275
  Texas Municipal Power Agency, 0% due 9/1/2013 (Insured: MBIA)              A2/AA        1,000,000         814,570
  Texas Municipal Power Agency,  5.00% due 9/1/2017  (Insured:  Assured
  Guaranty) (1)                                                             Aaa/AAA      10,000,000      10,550,800
  Texas State Affordable  Housing Corp.,  4.85% due 9/1/2012  (Insured:
  MBIA)                                                                      A2/AA        1,775,000       1,788,330
  Texas   State   Public   Finance   Authority,   6.00%  due   8/1/2011
  pre-refunded 8/1/2009 (State Preservation; Insured: FSA)                  Aaa/AAA       1,000,000       1,043,650
  Texas State Public Finance Authority,  5.00% due 10/15/2014  (Stephen
  F. Austin University Financing; Insured: MBIA)                             A2/NR        1,305,000       1,398,843
  Texas State Public Finance Authority,  5.00% due 10/15/2015  (Stephen
  F. Austin University Financing; Insured: MBIA)                             A2/NR        1,450,000       1,554,763
  Tomball Hospital Authority, 5.00% due 7/1/2013                            Baa3/NR       1,460,000       1,474,147
  Travis  County  Health  Facilities   Development   Corp.,  5.75%  due
  11/15/2008 (Ascension Health; Insured: MBIA)                              Aa1/AA        2,300,000       2,330,222
  Travis  County  Health  Facilities   Development   Corp.,  5.75%  due
  11/15/2010 (Ascension Health; Insured: MBIA)                              Aa1/AA        2,000,000       2,087,540
  Washington  County Health  Facilities  Development  Corp.,  5.35% due
  6/1/2009 (Trinity Medical Center; Insured: ACA)                            NR/NR          445,000         443,087
  Washington  County Health  Facilities  Development  Corp.,  5.75% due
  6/1/2019 (Trinity Medical Center; Insured: ACA)                            NR/NR        3,840,000       3,806,054
  Weslaco GO Waterworks & Sewer System,  5.25% due 2/15/2019  (Insured:
  MBIA)                                                                      A2/AA        2,835,000       2,994,582
  West Harris County  Regional  Water,  5.25% due 12/15/2012  (Insured:
  FSA)                                                                      Aaa/AAA       2,435,000       2,619,232
Utah -- 0.56%
  Intermountain Power Agency Supply, 5.00% due 7/1/2012 (ETM)               A2/AAA        4,355,000       4,362,795
  Salt Lake County Municipal Building Authority, 5.50% due 10/1/2009        Aa1/AA+       1,500,000       1,559,835
  Utah State Board of Regents  Auxiliary  Systems & Student Fee,  5.00%
  due 5/1/2010                                                               NR/AA          510,000         529,314
Virginia -- 0.84%
  Alexandria IDA, 5.75% due 10/1/2008 (Institute for Defense; Insured:
  AMBAC) (ETM)                                                              Aa3/AA        1,070,000       1,080,785
  Alexandria IDA, 5.75% due 10/1/2009 (Institute for Defense;  Insured:
  AMBAC) (ETM)                                                              Aa3/AA        1,130,000       1,179,257
  Alexandria IDA, 5.75% due 10/1/2010 (Institute for Defense;  Insured:
  AMBAC) (ETM)                                                              Aa3/AA        1,195,000       1,273,810
  Chesterfield County IDA PCR, 5.50% due 10/1/2009 (VEPCO)                   NR/NR        1,500,000       1,510,695
  Norton  IDA  Hospital   Improvement,   5.75%  due  12/1/2012  (Norton
  Community Hospital; Insured: ACA)                                          NR/NR        1,460,000       1,523,116
  Suffolk  Redevelopment  Housing  Authority,  4.85% due  7/1/2031  put
  7/1/2011 (Windsor at Potomac; Collateralized: FNMA)                       Aaa/NR        3,000,000       3,121,860
Washington -- 2.88%
  Chelan County Public Utilities, 0% due 6/1/2014 (Insured: MBIA)           Aa2/AA        2,000,000       1,548,900
  Energy Northwest Washington Electric, 4.95% due 7/1/2008 (Wind)            A3/A-        1,760,000       1,760,088
  Energy Northwest Washington Electric, 4.95% due 7/1/2008 (Wind)            A3/A-          705,000         705,035
  Energy Northwest Washington Electric,  5.375% due 7/1/2013 (Number 1;
  Insured: FSA)                                                             Aaa/AAA       2,000,000       2,117,280
  Energy Northwest Washington  Electric,  5.00% due 7/1/2017 (Number 3)
  (2)                                                                       Aaa/AA-       5,470,000       5,833,263
  Snohomish  County  Public  Utilities  District 1 Electric,  5.00% due
  12/1/2015 (Insured: FSA)                                                  Aaa/AAA       5,015,000       5,341,326
  Washington State GO, 0% due 1/1/2018 (Insured: FGIC)                      Aa1/AA+       4,000,000       2,574,760
  Washington State GO, 0% due 1/1/2019 (Insured: FGIC)                      Aa1/AA+       3,000,000       1,821,030
  Washington  State  HFA,  5.50% due  12/1/2009  (Providence  Services;
  Insured: MBIA) (ETM)                                                       A2/AA        1,500,000       1,566,750
  Washington State HFA, 5.00% due 7/1/2013 (Overlake  Hospital;  Credit
  Support: Assured Guaranty)                                                Aaa/AAA       1,000,000       1,040,330
  Washington  State  Public  Power  Supply  Systems,  0%  due  7/1/2008
  (Nuclear Number 3)                                                        Aaa/AA-         830,000         829,942
  Washington  State  Public  Power  Supply  Systems,  0%  due  7/1/2008
  (Nuclear Number 3)                                                        Aaa/AA-       1,140,000       1,139,920
  Washington  State  Public Power  Supply  Systems,  6.00% due 7/1/2008
  (Nuclear Number 1; Insured: AMBAC)                                        Aaa/AA        1,000,000       1,000,100
  Washington  State  Public Power  Supply  Systems,  5.00% due 7/1/2011
  (Nuclear Number 2; Insured: FSA)                                          Aaa/AAA       1,000,000       1,020,090
  Washington  State  Public Power  Supply  Systems,  5.40% due 7/1/2012
  (Nuclear Number 2; Insured: FSA)                                          Aaa/AAA       1,300,000       1,398,046
  Washington  State  Public  Power  Supply  Systems,  0%  due  7/1/2013
  (Nuclear Number 3; Insured: MBIA-IBC)                                     Aaa/AA        1,760,000       1,443,658
  Washington  State  Public  Power  Supply  Systems,  0%  due  7/1/2015
  (Nuclear Number 3; Insured: MBIA-IBC)                                     Aaa/AA        3,000,000       2,227,050
West Virginia -- 0.16%
  Harrison County Nursing  Facility,  5.625% due 9/1/2010 (Salem Health
  Care Corp.; LOC: Fleet Bank)                                               NR/NR          245,000         244,361
  Kanawha,  Mercer,  Nicholas,  Counties Single Family Mortgage, 0% due
  2/1/2015 pre-refunded 2/1/2014                                            Aaa/NR        2,260,000       1,616,397
Wisconsin -- 0.31%
  Bradley PCR, 6.75% due 7/1/2009 (Owens Illinois Solid Waste) (ETM)         NR/B         1,500,000       1,572,540
  Wisconsin State Health & Educational Facilities Authority,  6.00% due
  8/15/2008 (Aurora Health Care Inc.; Insured: MBIA)                         A2/AA        2,000,000       2,009,380
Wyoming -- 0.33%
  West Park Hospital District, 5.90% due 7/1/2010 (Insured: ACA)             NR/NR        1,400,000       1,400,588
  Wyoming Farm Loan Board, 0% due 4/1/2009                                  NR/AA+        2,500,000       2,454,775


TOTAL INVESTMENTS -- 100.00% (Cost $1,151,054,063)                                                   $ 1,159,164,177


LIABILITIES NET OF OTHER ASSETS --  (0.00)%                                                                 (55,224)


NET ASSETS -- 100.00%                                                                                $ 1,159,108,953

 Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred prior to or subsequent to the reporting period end.
(1) When-issued security.
(2) Segregated as collateral for a when-issued security.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AMBAC      Insured by American Municipal Bond Assurance Corp.
COP        Certificates of Participation
DFA        Development Finance Authority
EDA        Economic Development Authority
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
FNMA       Collateralized by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance Co.
GNMA       Insured by Government National Mortgage Co.
GO         General Obligation
GRT        Gross Receipts Tax
HFA        Health Facilities Authority
HUD        Department of Housing & Urban Development
IDA        Industrial Development Authority
ISD        Independent School District
LOC        Letter of Credit
MBIA       Insured by Municipal Bond Investors Assurance
MBIA-IBC   Insured by Municipal Bond Investors Assurance - Insured
           Bond Certificates
PCR        Pollution Control Revenue Bond
PSF        Guaranteed by Permanent School Fund
RADIAN     Insured by Radian Asset Assurance
SONYMA     State of New York Mortgage Authority
USD        Unified School District
XLCA       Insured by XL Capital Assurance

Notes to Schedule of Investments:

Valuation of Investments: Debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, indications as to value from dealers and general market conditions. Obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the Trust's valuation and pricing committee determines a fair value for the security using factors approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the Trust's valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation. A debt obligation's market value may be deemed unreliable by the Fund's management if management believes that the price is stale, does not reflect material factors affecting the issuer of the obligation, or is significantly different than the price the Fund is likely to obtain if it sought a bid for the obligation.

Other Notes: Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Semi-Annual Report.









SCHEDULE OF INVESTMENTS                                                                        (UNAUDITED)

Thornburg California Limited Term Municipal Fund                                                      June 30, 2008

CUSIPS: CLASS A - 885-215-426, CLASS C - 885-215-418, CLASS I - 885-215-392
NASDAQ SYMBOLS: CLASS A - LTCAX, CLASS C - LTCCX, CLASS I - LTCIX

                                                                         Credit Rating+   Principal
Issuer-Description                                                          Moody's/S&P     Amount            Value

ABAG  Finance  Authority,  4.75% due  10/1/2011  (California  School of
Mechanical Arts)                                                            A3/NR      $    435,000  $      445,101
ABAG  Finance  Authority,  4.75% due  10/1/2012  (California  School of
Mechanical Arts)                                                            A3/NR           455,000         464,892
Alameda  County COP,  5.625% due 12/1/2016  (Santa Rita Jail;  Insured:
AMBAC)                                                                     Aa3/AA         1,830,000       2,039,901
Bay Area Toll Bridge Revenue, 5.00% due 4/1/2016                           Aa3/AA         2,075,000       2,240,440
California HFA, 5.00% due 11/15/2011 (Cedars Sinai Medical Center)          A2/NR         1,000,000       1,039,240
California HFA, 5.25% due 10/1/2013 (Kaiser Permanente) (ETM)              NR/AAA         2,000,000       2,033,580
California HFA, 4.85% due 8/1/2016 (Insured: FSA)                          Aaa/AAA        1,000,000         992,310
California HFA, 9.875% due 2/1/2017                                        Aa2/AA-          670,000         688,854
California HFA, 5.00% due 8/1/2017 (Insured: FSA)                          Aaa/AAA          980,000         979,040
California HFA, 5.125% due 8/1/2018 (Insured: FSA)                         Aaa/AAA        1,000,000       1,001,900
California HFA, 5.125% due 7/1/2022 (Catholic Healthcare West)              A2/A          2,000,000       1,985,200
California Mobile Home Park Financing  Authority,  4.75% due 11/15/2010
(Rancho Vallecitos; Insured: ACA)                                           NR/NR           500,000         503,545
California Mobile Home Park Financing  Authority,  5.00% due 11/15/2013
(Rancho Vallecitos; Insured: ACA)                                           NR/NR           570,000         567,845
California  PCR  Authority  Solid Waste  Disposal,  6.75% due  7/1/2011
(ETM)                                                                      Aaa/NR         1,890,000       1,999,714
California  PCR  Authority  Solid Waste  Disposal,  5.25% due  6/1/2023
(AMT)                                                                     Baa1/BBB+       2,000,000       1,868,560
California State Department of  Transportation  COP, 5.25% due 3/1/2016
(Insured: MBIA)                                                             A2/AA         2,000,000       2,023,820
California State GO, 6.60% due 2/1/2010 (Insured: MBIA)                     A1/AA           560,000         593,124
California State GO, 5.75% due 10/1/2010 (Insured: FSA)                    Aaa/AAA        1,000,000       1,064,490
California State GO, 5.50% due 3/1/2012 (Insured: FGIC)                     A1/A+           230,000         231,072
California State GO, 6.25% due 9/1/2012                                     A1/A+         3,000,000       3,244,530
California State GO, 5.00% due 3/1/2018                                     A1/A+         1,000,000       1,052,820
California State GO Veterans Bonds, 9.50% due 2/1/2010 (Insured: MBIA)      A1/AA         1,000,000       1,103,570
California State Public Works Board Lease,  5.50% due 6/1/2010 (Various
Universities)                                                              Aa2/AA-          780,000         808,665
California   State  Public  Works  Board  Lease,   5.00%  due  1/1/2015
(Department of Corrections; Insured: AMBAC)                                Aa3/AA         2,000,000       2,118,220
California  State  Public  Works  Board  Lease,   5.00%  due  11/1/2015
(Various Universities)                                                     Aa2/AA-        1,000,000       1,069,280
California State Public Works Board Lease,  5.00% due 9/1/2017 (Regents
of University of California; Insured: FGIC)                                Aa2/AA-        1,235,000       1,309,483
California  Statewide  Community  Development   Authority,   5.25%  due
8/1/2014 (EAH-East Campus Apartments; Insured: ACA)                         NR/NR         1,215,000       1,208,694
California  Statewide  Community  Development   Authority,   4.70%  due
11/1/2036 put 6/1/2009 (Kaiser Permanente)                                  NR/A+         2,000,000       2,045,360
California  Statewide  Community  Development  Authority COP, 6.50% due
8/1/2012 (Cedars Sinai Center Hospital; Insured: MBIA)                      A2/AA           660,000         700,630
California  Statewide  Community  Development  Authority COP, 5.30% due
12/1/2015 (Kaiser Permanente) (ETM)                                        Aaa/AAA        2,785,000       2,923,331
Central Union High School District Imperial County,  5.00% due 8/1/2012
(Insured: FGIC)                                                             NR/A-           830,000         866,155
Cerritos  California  Public Financing  Authority,  5.00% due 11/1/2014
(Tax Allocation Redevelopment; Insured: AMBAC)                             Aa3/AA         1,260,000       1,323,504
Corona Norco USD GO, 0% due 9/1/2017 (Insured: FSA)                        Aaa/AAA        1,595,000       1,058,027
Daly City Housing  Development  Financing Agency,  5.00% due 12/15/2019
(Franciscan Mobile Home Park)                                               NR/A-         1,815,000       1,762,565
El  Monte  COP  Department  of  Public  Services,  5.00%  due  1/1/2009
(Insured: AMBAC)                                                           Aa3/AA           955,000         963,891
Escondido USD GO, 6.10% due 11/1/2011 (Insured: MBIA)                       A2/AA           500,000         505,890
Fillmore  Public  Financing   Authority,   5.00%  due  5/1/2016  (Water
Recycling; Insured: CIFG)                                                  Baa2/A-          735,000         760,130
Fresno USD GO, 5.00% due 8/1/2009 (Insured: FSA) (ETM)                     Aaa/AAA          545,000         546,319
Hawaiian Gardens Redevelopment Agency, 5.50% due 12/1/2008                 NR/BBB+          575,000         580,077
High Desert California Memorial Health Care, 5.40% due 10/1/2011            NR/NR         2,500,000       2,503,375
Irvine  Improvement  Bond  Act  1915  Limited   Obligation   Assessment
District,  2.14% due  9/2/2025  put  7/1/2008  (LOC:  Bank of  America)
(daily demand notes)                                                     VMIG1/A-1+       4,000,000       4,000,000
Kern High School District GO, 7.00% due 8/1/2010 (ETM)                     Aaa/NR           165,000         179,563
Los  Angeles  Community   Redevelopment   Agency,  5.00%  due  7/1/2009
(Cinerama Dome Public Parking; Insured: ACA)                                NR/NR           835,000         826,349
Los  Angeles  Community   Redevelopment   Agency,  5.75%  due  7/1/2010
(Cinerama Dome Public Parking; Insured: ACA)                                NR/NR           435,000         431,607
Los Angeles COP, 5.00% due 2/1/2012 (Insured: MBIA)                         A1/AA         1,400,000       1,465,968
Los Angeles  County  Schools,  5.00% due  6/1/2016  (Pooled  Financing;
Insured: MBIA)                                                              A2/AA         1,000,000       1,047,140
Los Angeles  County  Schools,  5.00% due  6/1/2017  (Pooled  Financing;
Insured: MBIA)                                                              A2/AA         1,010,000       1,053,440
Los Angeles  Department  of Water & Power  Series A, 5.25% due 7/1/2011
(Insured: MBIA)                                                            Aa3/AA         3,000,000       3,179,160
Los Angeles USD GO, 5.50% due 7/1/2012 (Insured: MBIA)                     Aa3/AA         2,500,000       2,695,900
Los Angeles USD GO, 5.00% due 7/1/2018 (Insured: FSA)                      Aaa/AAA        2,000,000       2,137,480
Milpitas  California  Redevelopment  Agency Tax  Allocation  Area No 1,
5.00% due 9/1/2015 (Insured: MBIA)                                          A2/AA         2,000,000       2,094,080
Mojave USD COP, 0% due 9/1/2017 (Insured: FSA)                             NR/AAA         1,045,000         665,205
Mojave USD COP, 0% due 9/1/2018 (Insured: FSA)                             NR/AAA         1,095,000         653,737
Moorpark  Mobile  Home Park,  5.80% due  5/15/2010  (Villa Del  Arroyo;
Insured: ACA)                                                               NR/NR           525,000         536,728
Northern   California   Public   Power   Agency,   5.00%  due  7/1/2009
(Geothermal Number 3)                                                       A2/A-         4,000,000       4,000,360
Norwalk  California  Redevelopment  Agency  Tax  Allocation,  5.00% due
10/1/2014 (Insured: MBIA)                                                   A2/AA           625,000         655,606
Oxnard Financing  Authority Solid Waste,  5.00% due 5/1/2013  (Insured:
AMBAC) (AMT)                                                               Aa3/AA         2,115,000       2,150,638
Pomona USD GO, 6.10% due 2/1/2010 (Insured: MBIA)                           A2/AA           320,000         331,091
Richmond Joint Powers  Financing  Authority  Lease & Gas Tax, 5.25% due
5/15/2013 partially pre-refunded 11/15/2007                                 NR/A            475,000         475,466
Roseville Natural Gas Financing Authority, 5.00% due 2/15/2017              A1/A          1,000,000         963,570
Sacramento City Financing Authority, 0% due 11/1/2014 (Insured: MBIA)       A2/AA         3,310,000       2,508,682
Sacramento County Sanitation  District Financing  Authority,  5.75% due
12/1/2009                                                                  Aa3/AA           560,000         585,878
San  Bernardino  County  Community  Facilities   District,   5.10%  due
9/1/2011                                                                    NR/NR           190,000         192,804
San  Bernardino  County  Community  Facilities   District,   5.20%  due
9/1/2012                                                                    NR/NR           205,000         208,610
San  Bernardino  County  Community  Facilities   District,   5.30%  due
9/1/2013                                                                    NR/NR           300,000         305,400
San Bernardino  County Multi Family  Housing,  4.75% due 12/15/2031 put
12/15/2011 (Rolling Ridge LLC; Collateralized: FNMA)                       Aaa/NR         3,100,000       3,232,525
San Bernardino  County  Transportation  Authority  Sales Tax, 6.00% due
3/1/2010 (Insured: FGIC) (ETM)                                              NR/NR           380,000         396,526
San Diego County COP, 5.625% due 9/1/2012 (Insured: AMBAC)                 Aa3/AA           750,000         759,697
San Diego  County  COP  Developmental  Services  Foundation,  5.50% due
9/1/2017                                                                   Baa1/BB        2,000,000       2,022,080
San Francisco,  5.00% due 6/15/2014  (Laguna Honda  Hospital;  Insured:
FSA)                                                                       Aaa/AAA        2,320,000       2,488,270
San  Francisco  City & County  Redevelopment  Agency,  0% due  7/1/2010
(George R Moscone Convention Center)                                       A1/AA-         1,380,000       1,293,460
San  Joaquin  Delta  Community  College  District  GO, 0% due  8/1/2019
(Insured: FSA)                                                             Aaa/AAA        5,000,000       2,877,550
San Jose  Evergreen  Community  College  District  GO, 0% due  9/1/2011
crossover refunded 9/1/2010 (Insured: AMBAC)                               Aa2/AA         2,200,000       1,946,736
San Mateo Flood Control  District COP, 5.25% due 8/1/2017 (Colma Creek;
Insured: MBIA)                                                              A2/AA         1,000,000       1,021,890
San Mateo USD GO, 0% due 9/1/2019 (Insured: FGIC)                          Aa3/AA-        2,000,000       1,153,680
Santa Clara County Financing  Authority,  5.00% due 5/15/2017 (Multiple
Facilities; Insured: AMBAC)                                                Aa3/AA         5,000,000       5,302,800
Seal Beach Redevelopment  Agency Mobile Home Park, 5.20% due 12/15/2013
(Insured: ACA)                                                              NR/NR           575,000         574,390
Southeast Resource Recovery Facilities Authority,  5.375% due 12/1/2013
(Insured: AMBAC) (AMT)                                                     Aa3/AA         1,060,000       1,092,659
Southern   California  Public  Power  Authority,   5.15%  due  7/1/2015
(Insured: AMBAC)                                                           Aa3/AA           350,000         379,260
Southern   California  Public  Power  Authority,   5.15%  due  7/1/2015
(Insured: AMBAC)                                                           Aa3/AA           250,000         270,900
Stanton  Multi  Family  Housing,   5.625%  due  8/1/2029  put  8/1/2009
(Continental Gardens; Collateralized: FNMA)                                NR/AAA         4,335,000       4,407,438
Sunnyvale COP, 5.00% due 4/1/2031 put 7/1/2008 (Insured:  AMBAC) (daily
demand notes)                                                             Aa3/A-1+        2,500,000       2,500,000
Val Verde USD COP, 5.00% due 1/1/2014 (Insured: FGIC) (ETM)                 NR/NR           445,000         481,619
Victorville  Redevelopment  Agency,  5.00% due  12/1/2014  (Bear Valley
Road Special Escrow Fund; Insured: FSA)                                    Aaa/AAA          340,000         354,161
Walnut Valley USD GO, 7.00% due 8/1/2008 (Insured: MBIA)                    A2/AA           100,000         100,420
Walnut Valley USD GO, 8.75% due 8/1/2010 (Insured: MBIA) (ETM)              A2/AA         1,000,000       1,123,050
Washington Township Health Care District, 5.00% due 7/1/2009                A3/NR           450,000         459,005
Washington  USD COP,  5.00% due  8/1/2017  (New High  School;  Insured:
AMBAC)                                                                     Aa3/AA           725,000         755,660
Whittier Solid Waste, 5.375% due 8/1/2014 (Insured: AMBAC)                 Aa3/AA         1,000,000       1,002,080


TOTAL INVESTMENTS --100.34%(Cost $ 119,723,609)                                                      $   120,557,462


LIABILITIES NET OF OTHER ASSETS -- (0.34)%                                                                 (402,809)


NET ASSETS -- 100.00%                                                                               $   120,154,653


Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred prior to or subsequent to the reporting period end.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
CIFG       CIFG Assurance North America Inc.
COP        Certificates of Participation
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FNMA       Collateralized by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance Co.
GO         General Obligation
HFA        Health Facilities Authority
LOC        Letter of Credit
MBIA       Insured by Municipal Bond Investors Assurance
PCR        Pollution Control Revenue Bond
USD        Unified School District



Notes to Schedule of Investments:

Valuation of Investments: Debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, indications as to value from dealers and general market conditions. Obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the Trust's valuation and pricing committee determines a fair value for the security using factors approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the Trust's valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation. A debt obligation's market value may be deemed unreliable by the Fund's management if management believes that the price is stale, does not reflect material factors affecting the issuer of the obligation, or is significantly different than the price the Fund is likely to obtain if it sought a bid for the obligation.

Other Notes: Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Semi-Annual Report.







Thornburg Intermediate Municipal Fund                                                                 June 30, 2008

CUSIPS: CLASS A - 885-215-202, CLASS C - 885-215-780, CLASS I - 885-215-673
NASDAQ SYMBOLS: CLASS A - THIMX, CLASS C - THMCX, CLASS I - THMIX

                                                                         Credit Rating+   Principal
Issuer-Description                                                          Moody's/S&P     Amount            Value

Alabama -- 0.66%
  Lauderdale  County & Florence City Health Care  Authority,  5.75% due
  7/1/2013 (Coffee Health; Insured: MBIA)                                    A2/AA     $  1,600,000  $    1,663,376
  University of Alabama at Birmingham  Hospital Revenue Series A, 5.25%
  due 9/1/2025 (1)                                                           A1/A+        2,000,000       1,955,600
Alaska -- 0.56%
  Alaska Municipal Bond Bank, 5.00% due 10/1/2017 (Insured: FGIC)            A1/A+        2,470,000       2,552,967
  Anchorage GO, 6.00% due 10/1/2012 (Insured: FGIC)                          NR/AA          500,000         533,425
Arizona -- 0.98%
  Phoenix Civic Improvement Corp., 5.00% due 7/1/2017 (Insured: MBIA)       Aa3/AA        1,000,000       1,071,850
  Pima County IDA, 6.70% due 7/1/2021 (Arizona Charter Schools)             Baa3/NR       2,675,000       2,722,240
  Salt Verde Financial Corp. Gas Revenue, 5.25% due 12/1/2028               Aa3/AA-         500,000         468,450
  Tucson GO, 9.75% due 7/1/2012 (ETM)                                        NR/AA          400,000         494,564
  Tucson GO, 9.75% due 7/1/2013 (ETM)                                        NR/AA          500,000         641,615
Arkansas -- 0.44%
  Jefferson County Hospital Improvement,  5.75% due 6/1/2012 (Jefferson
  Hospital Association)                                                      NR/A         1,135,000       1,186,881
  Jefferson County Hospital Improvement,  5.75% due 6/1/2013 (Jefferson
  Hospital Association)                                                      NR/A         1,200,000       1,248,552
California -- 3.11%
  California HFA, 9.875% due 2/1/2017                                       Aa2/AA-         675,000         693,994
  California HFA, 5.125% due 7/1/2022 (Catholic Healthcare West)             A2/A         1,000,000         992,600
  California  State  Public  Works  Board  Lease,  5.00%  due  6/1/2017
  (Regents of University of California; Insured: FGIC)                      Aa2/AA-       2,000,000       2,120,240
  Castaic Lake Water Agency COP, 5.00% due 8/1/2025 (Insured: MBIA)          A2/AA        2,000,000       2,030,480
  El Camino Hospital District, 6.25% due 8/15/2017 (ETM)                    Aa3/AA        1,000,000       1,125,230
  Golden West Schools Financing  Authority,  0% due 8/1/2018  (Insured:
  MBIA)                                                                     Aa2/AA        2,140,000       1,228,938
  Los Angeles Regional Airport  Improvement  Corp.,  5.00% due 1/1/2017
  (LAX Fuel Corp.; Insured: FSA) (AMT)                                      Aaa/AAA       1,120,000       1,129,890
  Mojave USD COP, 0% due 9/1/2021 (Insured: FSA)                            NR/AAA        1,095,000         536,605
  Mojave USD COP, 0% due 9/1/2023 (Insured: FSA)                            NR/AAA        1,100,000         478,038
  Redwood  City  Redevelopment  Project,  0%  due  7/15/2023  (Insured:
  AMBAC)                                                                    Aa3/AA        2,060,000         904,175
  San Jose USD COP, 5.00% due 6/1/2021 (Insured: FGIC)                      NR/AA-        1,580,000       1,587,268
  San Mateo USD GO, 0% due 9/1/2019 (Insured: FGIC)                         Aa3/AA-       3,000,000       1,730,520
  Victor  Elementary  School  District  GO, 0% due  8/1/2025  (Insured:
  FGIC)                                                                      A2/A         1,535,000         596,225
  Washington USD, 5.00% due 8/1/2022 (New High School; Insured: AMBAC)      Aa3/AA        2,010,000       2,025,979
Colorado -- 5.42%
  Adams  County,  5.00% due 8/1/2014  (Platte  Valley  Medical  Center;
  Insured: FHA 242; MBIA)                                                    NR/AA        1,000,000       1,061,560
  Adams County Communication Center COP, 5.75% due 12/1/2016                Baa1/NR       1,265,000       1,299,825
  Arvada IDRB,  5.60% due  12/1/2012  (Wanco  Inc.;  LOC: US Bank N.A.)
  (AMT)                                                                      NR/NR          450,000         450,747
  Central  Platte  Valley  Metropolitan  District,  5.15% due 12/1/2013
  pre-refunded 12/1/2009                                                    NR/AAA        1,000,000       1,050,050
  Central Platte Valley Metropolitan District,  5.00% due 12/1/2031 put
  12/1/2009 (LOC: US Bank)                                                  NR/AA+        3,995,000       4,091,040
  Colorado  Educational  &  Cultural  Facilities,  5.25% due  8/15/2019
  (Peak to Peak Charter School; Insured: XLCA)                               NR/A         1,475,000       1,516,787
  Colorado  Educational  &  Cultural  Facilities,  6.00%  due  4/1/2021
  (Cherry Creek Charter School)                                             Baa2/NR         500,000         501,450
  Colorado  Student  Obligation  Bond  Authority  Series A,  10.00% due
  3/1/2024 put 7/8/2008 (Insured: AMBAC) (weekly demand notes)             VMIG1/NR       5,000,000       5,000,000
  Denver City & County Housing  Authority,  5.20% due 11/1/2027  (Three
  Towers Rehabilitation; Insured: FSA) (AMT)                                Aaa/NR        2,555,000       2,505,969
  El Paso County  School  District GO, 7.10% due  12/1/2013  (State Aid
  Withholding)                                                              Aa3/AA-         500,000         583,115
  Madre Metropolitan District GO, 5.375% due 12/1/2026                       NR/NR        2,220,000       1,790,719
  Murphy Creek Metropolitan District GO, 6.00% due 12/1/2026                 NR/NR        2,000,000       1,627,800
  North Range Metropolitan District GO, 5.00% due 12/15/2021                 NR/NR        1,500,000       1,332,255
  Northwest Parkway Public Highway  Authority Senior  Convertible C, 0%
  due 6/15/2014 (Insured: FSA) (ETM)                                        Aaa/AAA       1,005,000         930,771
  Plaza  Metropolitan  District Public  Improvement  Fee/Tax Increment,
  7.70% due 12/1/2017                                                        NR/NR        2,500,000       2,647,275
  Public Authority For Colorado Energy, 6.125% due 11/15/2023                A1/A         2,000,000       1,944,600
  Southlands    Metropolitan   District   GO,   7.00%   due   12/1/2024
  pre-refunded 12/1/2014                                                    NR/AAA        1,370,000       1,621,450
Delaware -- 0.27%
  Delaware State HFA, 5.25% due 5/1/2016  (Nanticoke Memorial Hospital;
  Insured: Radian)                                                           NR/A         1,500,000       1,515,960
District Of Columbia -- 2.18%
  District of Columbia Association of American Medical Colleges,  5.00%
  due 2/15/2017 (Insured: AMBAC)                                            Aa2/AA        1,000,000       1,058,380
  District of Columbia COP, 5.25% due 1/1/2014 (Insured: FGIC)               A2/A         2,000,000       2,107,240
  District of Columbia COP, 5.00% due 1/1/2020 (Insured: FGIC)               A2/A         3,900,000       3,938,883
  District of Columbia COP, 5.00% due 1/1/2023 (Insured: FGIC)               A2/A         1,000,000         995,920
  District of Columbia GO, 6.00% due 6/1/2015 (Insured: MBIA)                A1/AA        3,000,000       3,357,330
  District  of  Columbia  Hospital,  5.375%  due  8/15/2015  (Medlantic
  Healthcare) (ETM)                                                          A2/AA          600,000         613,332
Florida -- 11.94%
  Broward  County  HFA  Multi  Family  Housing,   5.40%  due  10/1/2011
  (Pembroke Park Apartments;  Guaranty:  Florida Housing Finance Corp.)
  (AMT)                                                                      NR/NR          385,000         391,160
  Broward County Resource Recovery,  5.50% due 12/1/2008  (Wheelabrator
  South)                                                                     A3/AA          500,000         507,070
  Broward County School Board COP, 5.00% due 7/1/2020 (Insured: FSA)        Aaa/AAA       1,000,000       1,030,920
  Capital  Trust Agency Multi Family  Housing,  5.15% due 11/1/2030 put
  11/1/2010 (Shadow Run; Collateralized: FNMA)                              Aaa/NR        1,000,000       1,036,360
  Collier  County  HFA  Multi  Family  A-1,  4.90%  due  2/15/2032  put
  2/15/2012 (Goodlette Arms; Collateralized: FNMA)                          Aaa/NR        1,000,000       1,042,530
  Crossings  at  Fleming  Island  Community   Development,   5.60%  due
  5/1/2012 (Insured: MBIA)                                                   A2/AA          220,000         230,272
  Enterprise  Community  Development  District  Assessment Bonds, 6.00%
  due 5/1/2010 (Insured: MBIA)                                               A2/AA          595,000         596,630
  Escambia County HFA, 5.125% due 10/1/2014  (Baptist  Hospital/Baptist
  Manor)                                                                   Baa1/BBB+      1,000,000       1,007,640
  Escambia  County  HFA,  5.95%  due  7/1/2020   (Florida  Health  Care
  Facility Loan; Insured: AMBAC)                                            Aa3/NR          860,000         902,192
  Flagler County School Board COP, 5.00% due 8/1/2020 (Insured: FSA)        Aaa/AAA       2,560,000       2,631,194
  Florida Board of Education GO Capital Outlay, 9.125% due 6/1/2014         Aa1/AAA         905,000       1,044,261
  Florida Board of Education GO Capital Outlay, 5.75% due 6/1/2018          Aa1/AAA       1,460,000       1,536,592
  Florida  Housing  Finance  Corp.,  5.40%  due  4/1/2014  pre-refunded
  10/1/2010 (Augustine Club Apartments; Insured: MBIA)                      Aaa/NR          415,000         446,461
  Florida Housing Finance Corp. Homeowner Mortgage, 4.80% due 1/1/2016      Aa1/AA+         270,000         276,952
  Florida Municipal Loan Council, 5.00% due 10/1/2024 (Insured: MBIA)        A2/AA        2,235,000       2,249,639
  Florida State Board of Education Series B, 4.75% due 6/1/2021             Aa1/AAA       1,000,000       1,000,270
  Florida  State  Department  of  Children  & Families  COP,  5.00% due
  10/1/2018 (South Florida Evaluation Treatment)                            NR/AA+        2,090,000       2,166,348
  Florida  State  Department  of  Children  & Families  COP,  5.00% due
  10/1/2019 (South Florida Evaluation Treatment)                            NR/AA+        2,255,000       2,322,560
  Florida  State  Department  of  Environmental  Protection,  5.00% due
  7/1/2017 (Florida Forever; Insured: FGIC)                                 A1/AA-        1,000,000       1,043,840
  Greater Orlando  Aviation  Authority,  5.25% due 10/1/2017  (Insured:
  FSA) (AMT)                                                                Aaa/AAA       5,000,000       5,107,250
  Highlands  County  HFA,  5.00%  due  11/15/2019   (Adventist   Health
  Hospital)                                                                  A1/A+        1,100,000       1,086,789
  Highlands  County  HFA,  5.00%  due  11/15/2019   (Adventist   Health
  Hospital)                                                                  A1/A+        1,000,000         987,990
  Hillsborough   County   Assessment   Capacity,   5.00%  due  3/1/2017
  (Insured: FGIC)                                                            A3/A+        1,000,000       1,039,430
  Hillsborough  County IDA PCR,  5.10% due  10/1/2013  (Tampa  Electric
  Co.)                                                                     Baa2/BBB-      1,000,000       1,000,830
  Hillsborough  County IDA PCR,  5.65% due  5/15/2018  (Tampa  Electric
  Co.)                                                                     Baa2/BBB-      2,000,000       1,980,780
  Hollywood  Community   Redevelopment   Agency,   5.00%  due  3/1/2021
  (Insured: XLCA)                                                          Baa1/BBB-      3,000,000       2,990,040
  Jacksonville   HFA  Hospital,   5.75%  due   8/15/2014   pre-refunded
  8/15/2011                                                                  NR/NR        1,000,000       1,045,070
  Jacksonville   Water  &  Sewer  District  COP,  5.00%  due  10/1/2020
  pre-refunded 10/1/2008                                                     A2/AA        1,000,000       1,007,380
  Manatee County Florida, 5.00% due 10/1/2016 (Insured: AMBAC)              Aa3/AA        1,000,000       1,052,800
  Marion  County  Hospital   District,   5.00%  due  10/1/2022  (Munroe
  Regional Health)                                                           A2/NR        1,000,000         982,920
  Miami Dade County  School Board COP,  5.00% due  10/1/2021  (Insured:
  AMBAC)                                                                    Aa3/AA        3,035,000       3,124,441
  Miami Dade County  School  Board COP,  5.25% due  5/1/2022  (Insured:
  Assured Guaranty)                                                         Aaa/AAA       2,600,000       2,696,902
  Miami Dade County Special  Housing,  5.80% due 10/1/2012 (HUD Section
  8)                                                                        Baa3/NR         645,000         669,600
  Miami GO, 5.375% due 9/1/2015 (Insured: MBIA)                              A2/AA        1,000,000       1,059,240
  Orange County HFA, 6.25% due 10/1/2013  (Orlando  Regional  Hospital;
  Insured: MBIA)                                                             A2/AA          440,000         486,231
  Orange  County  HFA,  5.125%  due  6/1/2014  (Mayflower   Retirement;
  Insured: Radian)                                                           NR/A         1,000,000       1,009,260
  Orange County HFA, 6.25% due 10/1/2016  (Orlando  Regional  Hospital;
  Insured: MBIA)                                                             A2/AA          280,000         306,572
  Orange  County HFA,  6.375% due  11/15/2020  pre-refunded  11/15/2010
  (Adventist Health Systems)                                                 A1/NR        1,000,000       1,086,930
  Orange County School Board COP, 6.00% due 8/1/2008 (Insured: MBIA)         A1/NR        1,580,000       1,584,535
  Orange  County  School  Board COP,  5.50% due  8/1/2017  pre-refunded
  8/01/2012 (Insured: MBIA)                                                  A1/AA          735,000         796,813
  Port Everglades Authority, 5.00% due 9/1/2016 (Insured: FSA)              Aaa/AAA       5,635,000       5,667,796
  South Miami HFA, 5.00% due 8/15/2022 (Baptist Health Group)               Aa3/AA-       1,500,000       1,503,180
  St. John's County IDA, 5.50% due 8/1/2014 (Presbyterian Retirement)        NR/NR        1,000,000       1,029,610
  Tampa  Bay  Water  Utilities  System  Revenue,  5.50%  due  10/1/2022
  (Insured: FGIC)                                                           Aa3/AA+       2,750,000       2,952,730
  Tampa Health  Systems,  5.50% due 11/15/2013  (Baycare  Health Group;
  Insured: MBIA)                                                            Aa3/AA        1,050,000       1,128,498
  University  of  Central  Florida  COP  Convocation  Corp.,  5.00% due
  10/1/2019 (Insured: FGIC)                                                  NR/NR        1,135,000       1,123,661
Georgia -- 1.18%
  Atlanta Airport Revenue Series B, 6.00% due 1/1/2018 (Insured:  FGIC)
  (AMT)                                                                      A1/A+        1,000,000       1,017,340
  Atlanta  Tax  Allocation,  5.00%  due  12/1/2015  (Atlantic  Station;
  Insured: Assured Guaranty)                                                Aaa/AAA       4,120,000       4,324,640
  Georgia Municipal Electric Power Authority, 10.00% due 1/1/2010            A1/A+          230,000         253,449
  Main Street Natural Gas Inc., 5.50% due 9/15/2022                          A1/A         1,000,000         920,230
Hawaii -- 0.38%
  Hawaii Department of Budget & Finance,  6.40% due 7/1/2013 (Kapiolani
  Health Care; Insured: MBIA)                                                A2/AA        2,000,000       2,122,040
Idaho -- 0.37%
  Boise City IDRB Corp.,  5.00% due  5/15/2020  (Western  Trailer  Co.;
  LOC: Wells Fargo)                                                         Aaa/NR        2,000,000       2,040,020
Illinois -- 8.19%
  Champaign  County  Community  School  District  GO,  0% due  1/1/2011
  pre-refunded 1/1/2010 (Insured: FGIC)                                     NR/AA-          800,000         724,552
  Chicago Il O'Hare International  Airport Revenue,  5.75% due 1/1/2018
  (Second Lien Passenger Facilities; Insured: AMBAC)                        Aa3/AA        3,000,000       3,029,280
  Chicago  Midway  Airport  Second Lien,  5.00% due 1/1/2019  (Insured:
  AMBAC)                                                                    Aa3/AA        1,210,000       1,176,302
  Chicago   Tax   Increment,   6.25%   due   11/15/2013   (Near   South
  Redevelopment; Insured: ACA)                                               NR/NR        1,500,000       1,563,135
  Chicago Tax Increment, 0% due 11/15/2014 (Insured: ACA)                    NR/NR        1,065,000         756,864
  Chicago Tax Increment  Allocation,  6.50% due 12/1/2008  (Sub Central
  Loop Redevelopment; Insured: ACA)                                          NR/NR        1,500,000       1,514,025
  Chicago  Tax  Increment  Allocation,   5.30%  due  1/1/2014  (Lincoln
  Belmont; Insured: ACA)                                                     NR/NR        2,285,000       2,256,095
  Cook County School District GO, 0% due 12/1/2022 (ETM)                     NR/NR        2,000,000       1,010,660
  Illinois DFA, 6.00% due 11/15/2012  (Adventist Health Group; Insured:
  MBIA)                                                                      A1/AA        2,860,000       3,051,248
  Illinois DFA Community Rehab Providers, 5.90% due 7/1/2009                NR/BBB          325,000         326,661
  Illinois Educational Facilities Authority,  5.00% due 11/1/2016 (Rush
  University Medical Center)                                                 A2/AA        1,000,000       1,025,840
  Illinois  Educational  Facilities  Authority,  5.625%  due  10/1/2022
  (Augustana College)                                                       Baa1/NR       1,625,000       1,644,727
  Illinois Educational Facilities Authority,  5.75% due 11/1/2028 (Rush
  University Medical Center)                                                 A2/AA        1,000,000       1,015,490
  Illinois Educational  Facilities  Authority,  4.75% due 11/1/2036 put
  11/1/2016 (Field Museum)                                                   A2/A         1,160,000       1,169,466
  Illinois Finance Authority,  5.00% due 8/1/2022 (Bradley  University;
  Insured: XLCA)                                                             NR/A         1,000,000         989,000
  Illinois Finance  Authority,  5.00% due 2/1/2027 (Newman  Foundation;
  Insured: Radian)                                                           NR/A         1,220,000       1,146,788
  Illinois HFA, 6.00% due 7/1/2011 (Loyola  University  Health Systems;
  Insured: MBIA)                                                             A2/AA        1,370,000       1,466,010
  Illinois HFA, 6.00% due 7/1/2012 (Loyola  University  Health Systems;
  Insured: MBIA) (ETM)                                                       A2/AA          230,000         252,926
  Illinois HFA, 6.00% due 7/1/2012 (Loyola  University  Health Systems;
  Insured: MBIA)                                                             A2/AA        1,080,000       1,168,290
  Illinois  HFA,  6.25% due  11/15/2019  pre-refunded  11/15/2009  (OSF
  Healthcare)                                                                A2/A         1,250,000       1,322,637
  Illinois   HFA,   5.70%   due   2/20/2021   (Midwest   Care   Center;
  Collateralized: GNMA)                                                     Aaa/NR          905,000         938,376
  Illinois  HFA Series A, 5.75% due  8/15/2013  pre-refunded  8/15/2009
  (Children's Memorial Hospital; Insured: AMBAC)                            Aa3/AA        1,900,000       1,996,634
  Melrose Park Tax Increment, 6.50% due 12/15/2015 (Insured: FSA)           Aaa/AAA       1,015,000       1,095,165
  Sangamon  County  School  District  COP,  5.875% due  8/15/2018  (Hay
  Edwards; Insured: ACA)                                                     NR/NR        2,400,000       2,408,952
  Sherman  Mortgage,  6.10% due 10/1/2014  (Villa  Vianney Health Care;
  Collateralized: FHA/GNMA)                                                 NR/AAA        1,170,000       1,216,706
  Sherman  Mortgage,  6.20% due 10/1/2019  (Villa  Vianney Health Care;
  Collateralized: FHA/GNMA)                                                 NR/AAA        1,600,000       1,656,448
  Southern Illinois University, 0% due 4/1/2014 (Insured: MBIA)              A1/AA        1,425,000       1,125,422
  Southwestern  Illinois  Development   Authority,   0%  due  12/1/2024
  (Insured: FSA)                                                            NR/AAA        2,975,000       1,270,414
  Tazewell  County School  District GO, 9.00% due  12/1/2024  (Insured:
  FGIC)                                                                      A3/NR        1,205,000       1,761,300
  University of Illinois, 0% due 4/1/2014 (Insured: MBIA)                   Aa3/AA        1,590,000       1,257,865
  University  of  Illinois,  5.25%  due  1/15/2018  (UIC  South  Campus
  Development; Insured: FGIC)                                               A1/AA-        1,205,000       1,269,998
  Will County CSD, 0% due 11/1/2011 (Insured: FSA)                          NR/AAA           35,000          31,236
  Will County CSD, 0% due 11/1/2011 (Insured: FSA)                          NR/AAA        2,965,000       2,638,316
Indiana -- 6.71%
  Allen County  Economic  Development,  5.80% due  12/30/2012  (Indiana
  Institute of Technology)                                                   NR/NR          895,000         921,241
  Allen County  Economic  Development,  5.75% due  12/30/2015  (Indiana
  Institute of Technology)                                                   NR/NR        1,355,000       1,400,718
  Allen County Jail Building Corp., 5.00% due 4/1/2018 (Insured: XLCA)      Aa3/NR        2,495,000       2,583,647
  Allen County Redevelopment District Tax, 5.00% due 11/15/2018              A3/NR        1,560,000       1,603,977
  Boone County Hospital Association,  5.625% due 1/15/2015 pre-refunded
  7/15/2011 (Insured: FGIC)                                                  NR/A+        1,000,000       1,073,370
  Carmel  Redevelopment  Authority  Lease, 0% due 2/1/2016  (Performing
  Arts Center)                                                              Aa2/AA        1,730,000       1,235,704
  Carmel  Redevelopment  Authority  Lease, 0% due 2/1/2021  (Performing
  Arts Center)                                                              Aa2/AA        2,000,000       1,057,200
  Dyer  Redevelopment  Authority,   6.40%  due  7/15/2015  pre-refunded
  7/15/2009                                                                  NR/A-        1,515,000       1,600,037
  Dyer  Redevelopment  Authority,   6.50%  due  7/15/2016  pre-refunded
  7/15/2009                                                                  NR/A-        1,910,000       2,019,176
  East Chicago  Elementary  School Building First  Mortgage,  6.25% due
  7/5/2008 (State Aid Withholding)                                           NR/A            95,000          95,042
  Fishers Redevelopment Authority, 5.25% due 2/1/2020 (Insured: XLCA)        NR/AA        1,025,000       1,075,850
  Fort Wayne  Redevelopment  Authority,  5.00% due  8/1/2023  (Harrison
  Square; Insured: Assured Guaranty)                                        Aaa/NR        2,290,000       2,354,280
  Goshen Chandler School Building, 0% due 1/15/2011 (Insured: MBIA)          A2/AA        1,020,000         934,014
  Huntington   Economic   Development,   6.40%  due  5/1/2015   (United
  Methodist Memorial)                                                        NR/NR        1,000,000       1,008,350
  Indiana Bond Bank, 5.25% due 4/1/2023 (Hendricks  Regional;  Insured:
  AMBAC)                                                                    Aa3/AA        2,000,000       2,089,900
  Indiana Bond Bank Gas Revenue Series A, 5.25% due 10/15/2020              Aa2/NR        5,000,000       4,911,250
  Indiana HFA, 5.75% due 9/1/2015 (Methodist Hospital) (ETM)                A3/AAA          575,000         585,143
  Indiana State Educational  Facilities Authority,  5.65% due 10/1/2015
  pre-refunded 10/01/2009 (University of Indianapolis)                       NR/A-        1,065,000       1,116,812
  Indiana State Educational  Facilities Authority,  5.70% due 10/1/2016
  pre-refunded 10/01/2009 (University of Indianapolis)                       NR/A-        1,025,000       1,075,492
  Indianapolis  Local  Public  Improvement  Bond Bank,  0% due 7/1/2009
  (ETM)                                                                     Aa2/NR          740,000         722,432
  Lawrence Multifamily Redevelopment Authority,  5.40% due 6/1/2024 put
  1/1/2018 (Pinnacle Apartments; Collateralized: FNMA)                      NR/AAA        1,500,000       1,500,315
  Noblesville  Redevelopment  Authority,   5.00%  due  8/1/2017  (146th
  Street Extension)                                                         NR/AA-        1,000,000       1,010,360
  Noblesville  Redevelopment  Authority,   5.00%  due  8/1/2020  (146th
  Street Extension)                                                         NR/AA-        1,000,000         991,900
  Vanderburgh County  Redevelopment  District Tax Increment,  5.00% due
  2/1/2020                                                                   NR/A         1,000,000         970,860
  Wawasee  Community School Corp.  First Mortgage,  5.50% due 7/15/2012
  pre-refunded 1/15/2012                                                     NR/AA        1,200,000       1,300,620
  West Clark School Building Corp. First Mortgage,  5.75% due 7/15/2017
  (Insured: FGIC)                                                            NR/AA        1,685,000       1,825,243
Iowa -- 1.69%
  Coralville COP, 5.25% due 6/1/2022                                         A2/NR        2,980,000       2,968,229
  Iowa  Finance   Authority,   6.00%  due  7/1/2012  (Trinity  Regional
  Hospital; Insured: FSA)                                                   Aaa/AAA         820,000         870,430
  Iowa Finance Authority, 6.00% due 7/1/2013 (Genesis Medical Center)        A1/NR        1,000,000       1,029,770
  Iowa Finance Authority, 5.75% due 12/1/2015 (Trinity Health)              Aa2/AA        1,250,000       1,310,400
  Iowa Finance Authority,  6.75% due 2/15/2016  pre-refunded  2/15/2010
  (Iowa Health Services)                                                    Aa3/NR        1,000,000       1,072,170
  Iowa  Finance  Authority,   6.00%  due  12/1/2018   (Catholic  Health
  Initiatives)                                                              Aa2/AA        2,000,000       2,091,660
Kansas -- 1.61%
  Burlington  Environmental   Improvement,   5.374%  due  9/1/2035  put
  4/1/2013 (Kansas City Power & Light; Insured: FGIC)                        A3/A         2,400,000       2,368,176
  Olathe Tax Increment  Special  Obligation,  5.45% due 9/1/2022  (West
  Village Center)                                                            NR/NR        1,155,000       1,092,722
  Wichita  Hospital  Revenue,  6.75% due 11/15/2019 (Via Christi Health
  System)                                                                    NR/A+        4,200,000       4,366,152
  Wyandotte  County  School  District GO, 5.00% due 9/1/2014  (Insured:
  FGIC)                                                                      A3/NR        1,030,000       1,077,339
Kentucky -- 1.10%
  Kentucky EDA Series B, 0% due 10/1/2024 (Norton Healthcare; Insured:
  MBIA)                                                                      A2/AA        3,000,000       1,222,590
  Kentucky  Finance EDA,  5.85% due  10/1/2015  pre-refunded  10/1/2013
  (Norton Healthcare; Insured: MBIA)                                         A2/AA        1,335,000       1,494,025
  Kentucky  Finance  EDA,  5.85%  due  10/1/2015  (Norton   Healthcare;
  Insured: MBIA)                                                             A2/AA        2,665,000       2,894,856
  Wilmore  Housing  Facilities,  5.55% due 7/1/2013  (Wesley  Methodist
  Village; LOC: Allied Irish Bank plc)                                       NR/NR          460,000         469,242
Louisiana -- 2.44%
  Jefferson Sales Tax District, 5.50% due 12/1/2008 (Insured: AMBAC)        Aa3/AA        1,595,000       1,616,803
  Louisiana   Public   Facilities   Authority,   5.00%   due   7/1/2021
  (Archdiocese of New Orleans; Insured: CIFG)                               Baa2/A-         980,000         967,564
  Louisiana Public  Facilities  Authority,  5.00% due 7/1/2022 (Black &
  Gold Facilities; Insured: CIFG)                                           Baa3/A-       1,500,000       1,434,480
  Louisiana   Public   Facilities   Authority,   5.00%   due   7/1/2023
  (Archdiocese of New Orleans; Insured: CIFG)                               Baa2/A-       1,000,000         974,260
  Morehouse Parish PCR, 5.25% due 11/15/2013 (International Paper Co.)     Baa3/BBB       3,000,000       2,997,030
  New Orleans Aviation Board, 5.25% due 1/1/2018 (Insured: FSA)             NR/AAA        1,000,000       1,011,940
  New Orleans Aviation Board, 5.25% due 1/1/2020 (Insured: FSA)             NR/AAA        2,000,000       2,100,740
  St.  Tammany  Parish Sales Tax District No. 03 Sales & Use Tax, 5.00%
  due 6/1/2019 (Insured: CIFG)                                               NR/A+        1,300,000       1,336,712
  St.  Tammany  Parish Sales Tax District No. 03 Sales & Use Tax, 5.00%
  due 6/1/2020 (Insured: CIFG)                                               NR/A+        1,000,000       1,020,270
Maryland -- 0.19%
  Maryland State Health & Higher Education Facilities Authority,  5.00%
  due 5/15/2048 (Johns Hopkins Health Services)                              A1/A+        1,000,000       1,037,620
Massachusetts -- 0.27%
  Massachusetts  Housing Finance Agency,  5.05% due 6/1/2010  (Insured:
  MBIA) (AMT)                                                                A2/AA          515,000         520,670
  Massachusetts  Housing Finance Agency, 6.125% due 12/1/2011 (Insured:
  MBIA) (AMT)                                                               Aa2/AA          950,000         973,038
Michigan -- 2.96%
  Kalamazoo  Hospital Finance  Authority,  6.25% due 6/1/2014  (Borgess
  Medical Center) (ETM)                                                     Aaa/NR          650,000         740,889
  Kalamazoo  Hospital Finance  Authority,  5.00% due 5/15/2019 (Bronson
  Hospital; Insured: FSA)                                                   Aaa/AAA       1,500,000       1,542,915
  Kent Hospital  Finance  Authority,  7.25% due 1/15/2013  (Butterworth
  Hospital; Insured: MBIA)                                                  Aa2/AA          840,000         917,969
  Michigan Public Educational Facilities Authority,  5.50% due 9/1/2022
  (Black River School)                                                       NR/NR        1,110,000       1,042,312
  Michigan State  Building  Authority,  5.25% due 10/15/2017  (Insured:
  FSA)                                                                      Aaa/AAA       2,450,000       2,613,366
  Michigan State Building Authority, 0% due 10/15/2025 (Insured: FGIC)       A1/A+        6,000,000       2,256,600
  Michigan  State  Hospital  Finance  Authority,  5.00% due  11/15/2024
  (Sparrow Obligated Group)                                                  A1/A+        2,140,000       2,070,172
  Michigan  State  Hospital  Finance  Authority,  5.00%  due  7/15/2025
  (Oakwood Obligated Group)                                                  A2/A         3,650,000       3,419,028
  Michigan  Strategic  Fund,  5.25% due 10/15/2023  (Michigan  House of
  Representatives Facilities; Insured: Assured Guaranty)                    Aaa/AAA       1,000,000       1,042,740
  Southfield  Economic  Development Corp., 7.25% due 12/1/2010 (N.W. 12
  LP Transcon Builders)                                                      NR/NR          750,000         737,003
Minnesota -- 0.67%
  Minneapolis  St. Paul  Health,  6.00% due  12/1/2018  (Healthpartners
  Obligated Group)                                                         Baa1/BBB       1,000,000       1,033,500
  Southern  Minnesota  Municipal  Power  Agency,   5.75%  due  1/1/2018
  pre-refunded to various dates (Insured: MBIA)                              A2/AA          700,000         743,330
  St. Paul Housing & Redevelopment Authority, 5.25% due 5/15/2020
  (Healthpartners Obligated Group)                                         Baa1/BBB       1,965,000       1,924,128
Mississippi -- 1.77%
  Mississippi  Development Bank Special Obligation,  5.00% due 7/1/2022
  (Canton Public Improvement)                                                NR/NR        1,935,000       1,791,442
  Mississippi  Development Bank Special Obligation,  5.00% due 7/1/2027
  (Lowndes County Industrial Development; Insured: FSA)                     Aaa/AAA       2,500,000       2,561,925
  Mississippi  Development  Bank Special  Obligation  Municipal  Energy
  Agency Power Supply, 5.00% due 3/1/2018 (Insured: XLCA)                  Baa2/BBB-        920,000         905,538
  Mississippi  Development  Bank Special  Obligation  Municipal  Energy
  Agency Power Supply, 5.00% due 3/1/2020 (Insured: XLCA)                  Baa2/BBB-      1,000,000         966,640
  Mississippi   Higher  Educational   Authority,   7.50%  due  9/1/2009
  (Guaranty: Student Loans) (AMT)                                            A2/NR        1,500,000       1,504,290
  Mississippi  Hospital  Equipment  &  Facilities,  5.25% due  8/1/2026
  (Delta Regional Medical Center; Insured: MBIA/FHA)                         A2/AA        2,000,000       2,026,100
Missouri -- 1.75%
  Kansas City Tax Increment  Financing  Commission,  5.00% due 3/1/2012
  (Maincor)                                                                  NR/NR          600,000         596,586
  Missouri  Development  Finance Board,  5.40% due 11/1/2018  (Lutheran
  Home for the Aged; LOC: Commerce Bank)                                    Aa2/NR        2,025,000       2,041,909
  Missouri  Development  Finance  Board,  5.00% due 4/1/2019  (Eastland
  Center)                                                                    NR/A+        1,000,000       1,009,810
  Missouri  Development  Finance  Board,  5.00% due 4/1/2021  (Eastland
  Center)                                                                    NR/A+        2,000,000       1,994,240
  Missouri  Development  Finance Board,  5.125% due 4/1/2022  (Eastland
  Center)                                                                    NR/A+        2,000,000       1,904,020
  Springfield Public Utilities, 5.00% due 12/1/2013 (Insured: MBIA)          A1/AA        2,000,000       2,140,040
Montana -- 0.29%
  Montana Facilities Financing Authority,  5.00% due 1/1/2022 (St. Luke
  Community Healthcare)                                                     Aa3/NR        1,595,000       1,600,471
Nebraska -- 0.74%
  Adams County Hospital  Authority,  5.00% due 12/15/2023 (Mary Lanning
  Memorial Hospital; Insured: Radian)                                        NR/A         2,000,000       1,964,060
  Madison  County  Hospital   Authority,   5.50%  due  7/1/2014  (Faith
  Regional Health Services; Insured: Radian)                                 NR/A           845,000         866,598
  University of Nebraska, 5.00% due 5/15/2022 (Omaha Health)                Aa2/AA-       1,200,000       1,248,324
Nevada -- 0.81%
  Las  Vegas  Special   Improvement   District,   5.375%  due  6/1/2013
  (Insured: FSA)                                                            Aaa/AAA       1,110,000       1,143,922
  Reno Sparks Indian Colony, 5.00% due 6/1/2021 (LOC: U.S. Bank NA)          NR/NR        1,000,000         960,400
  Washoe County Reno Sparks GO, 0% due 7/1/2011 (Insured: FSA)              Aaa/AAA       2,600,000       2,345,512
New Hampshire -- 1.61%
  Manchester  Housing  &  Redevelopment   Authority,  0%  due  1/1/2016
  (Insured: Radian ACA)                                                     Baa3/A        4,990,000       3,306,773
  New  Hampshire  Health & Education  Facilities,  5.25% due  10/1/2023
  (Southern New Hampshire Medical Center)                                    NR/A-        1,000,000         978,360
  New Hampshire IDA PCR, 5.90% due 8/1/2018 (CT Light & Power) (AMT)       Baa1/BBB-      1,000,000       1,008,520
  New Hampshire PCR, 5.375% due 5/1/2014 (Central Maine Power Co.)          A3/BBB+       3,500,000       3,599,330
New Jersey -- 0.27%
  New  Jersey   EDA,   7.50%  due   12/1/2019   (Spectrum   for  Living
  Development)                                                               NR/NR          180,000         180,623
  New Jersey EDA School Facilities Construction, 5.00% due 3/1/2019         A1/AA-        1,280,000       1,337,741
New Mexico -- 0.81%
  Albuquerque Airport, 5.00% due 7/1/2008 (Insured: AMBAC) (AMT)            Aa3/AA        1,000,000       1,000,050
  Sandoval County Incentive Payment, 5.00% due 6/1/2020 (Intel Corp.)        NR/A+        2,000,000       2,058,340
  Santa Fe County Charter School  Foundation,  6.50% due 1/15/2026 (ATC
  Foundation)                                                                NR/NR        1,515,000       1,433,251
New York -- 1.21%
  Nassau Health Care Corp., 6.00% due 8/1/2011 pre-refunded 8/1/2009        Aaa/AAA       1,130,000       1,200,534
  New York City GO, 1.45% due 10/1/2023 put 7/1/2008 (LOC:  JPM) (daily
  demand notes)                                                           VMIG1/A-1+      2,500,000       2,500,000
  New York City IDA,  5.00% due 6/1/2010  (Lycee  Francais De New York;
  Insured: ACA)                                                            Baa1/BBB       1,175,000       1,184,506
  New York City Trust Cultural  Resources,  5.75% due 7/1/2015  (Museum
  of American Folk Art; Insured: ACA)                                        NR/NR          875,000         875,236
  New York State Dormitory Authority,  5.00% due 7/1/2017 (Bishop Henry
  B. Hucles Nursing; Insured: SONYMA)                                       Aa1/NR          850,000         905,624
North Carolina -- 0.99%
  Charlotte-Mecklenberg Hospital Authority, 5.00% due 1/15/2022             Aa3/AA-       2,000,000       2,033,320
  Franklin County COP, 5.00% due 9/1/2022 (Insured: MBIA)                    A2/AA        1,500,000       1,534,230
  North Carolina Housing Finance Agency SFMR, 6.50% due 9/1/2026            Aa2/AA          800,000         822,720
  North  Carolina  Medical  Care,  5.00% due 9/1/2013  (Rowan  Regional
  Medical Center; Insured: FSA & FHA 242)                                   Aaa/AAA       1,000,000       1,057,710
North Dakota -- 0.39%
  North Dakota State Housing Finance Agency, 5.20% due 7/1/2022 (AMT)       Aa1/NR        1,000,000       1,000,680
  North Dakota State Housing Finance Agency, 5.70% due 7/1/2030 (AMT)       Aa1/NR          170,000         170,015
  Ward County  Health Care  Facilities,  5.125% due  7/1/2021  (Trinity
  Obligated Group)                                                          NR/BBB+       1,000,000         961,000
Ohio -- 3.18%
  Central Ohio Solid Waste Authority GO, 5.00% due 12/1/2008                Aa2/AA+       2,530,000       2,561,903
  Cleveland  Cuyahoga County Port Authority,  6.25% due 5/15/2016 (LOC:
  FifthThird Bank)                                                           NR/NR        1,160,000       1,205,205
  Deerfield Township Tax Increment, 5.00% due 12/1/2025                      A3/NR        1,000,000         969,430
  Franklin  County  Health  Care,  6.00%  due  11/1/2010   (Heinzerling
  Foundation; LOC: Banc One)                                                Aaa/NR          605,000         606,355
  Hamilton Wastewater Systems, 5.25% due 10/1/2017 (Insured: FSA)           Aaa/NR        1,500,000       1,615,935
  Lorain  County  Hospital  Revenue,  5.625%  due  10/1/2016  (Catholic
  Healthcare)                                                               A1/AA-        1,435,000       1,498,972
  Marysville  School  District COP,  5.25% due  12/1/2017  pre-refunded
  6/1/2015 (School Facilities; Insured: MBIA)                                A2/AA        2,000,000       2,197,260
  North Ridgeville  Economic  Development,  0% due 2/1/2015 (Lake Ridge
  Nursing Home; Collateralized: FHA)                                        NR/AAA          265,000         154,864
  Ohio State Air  Quality  Development  Authority,  4.85% due  8/1/2040
  (Columbus Southern Power; Insured: MBIA)                                   A2/AA        1,500,000       1,484,925
  Ohio State Air Quality  Development  Authority,  5.10% due  11/1/2042
  (Columbus Southern Power; Insured: MBIA)                                   A2/AA        3,000,000       3,013,440
  Ohio State  Higher  Educational  Facilities,  5.05% due  7/1/2037 put
  7/1/2016 (Kenyon College)                                                  A1/A+        2,200,000       2,265,648
Oklahoma -- 2.21%
  Alva  Hospital  Authority  Hospital  Sales  Tax,  5.25% due  6/1/2025
  (Insured: Radian)                                                          A3/A         1,505,000       1,488,310
  Comanche  County  Hospital  Authority,  5.25% due 7/1/2019  (Insured:
  Radian)                                                                    A3/A         3,345,000       3,348,880
  Oklahoma  City  Municipal  Water & Sewer,  0% due 7/1/2008  (Insured:
  AMBAC)                                                                    Aa3/AA        1,020,000       1,019,929
  Oklahoma  City  Municipal  Water & Sewer,  0% due 7/1/2011  (Insured:
  AMBAC)                                                                    Aa3/AA        1,125,000       1,009,508
  Oklahoma  City  Municipal  Water & Sewer,  0% due 7/1/2013  (Insured:
  AMBAC)                                                                    Aa3/AA        1,485,000       1,212,131
  Oklahoma   State  DFA,   5.40%  due   6/1/2013   (Oklahoma   Hospital
  Association; Insured: AMBAC)                                              Aa3/NR          825,000         881,933
  Tulsa IDA, 5.00% due 12/15/2015 (St. Francis Health Systems)              Aa2/AA          750,000         786,255
  Tulsa IDA, 6.00% due 10/1/2016 (University of Tulsa; Insured: MBIA)        A2/AA        1,250,000       1,355,762
  Tulsa IDA, 5.00% due 12/15/2024 (St. Francis Health Systems)              Aa2/AA        1,130,000       1,133,062
Oregon -- 0.42%
  Forest Grove  Campus  Improvement,  6.00% due  5/1/2015  pre-refunded
  5/1/2010 (Pacific University; Insured: Radian)                             NR/A           800,000         847,600
  Oregon State Housing & Community  Services  Department  Single Family
  Mortgage Program, 5.35% due 7/1/2018 (AMT)                                Aa2/NR          520,000         529,568
  Portland Housing Authority,  4.75% due 5/1/2022 (Yards Union Station)
  (AMT)                                                                     Aa2/NR        1,000,000         956,880
Pennsylvania -- 1.44%
  Allegheny   County   Hospital   Development,   6.50%   due   5/1/2012
  pre-refunded 5/1/2010 (South Hills Health Systems)                        Baa1/NR       1,400,000       1,493,408
  Carbon County IDA, 6.65% due 5/1/2010 (Panther Creek Partners)            NR/BBB-       3,050,000       3,101,301
  Chartiers Valley Industrial & Community Development Authority,  5.75%
  due 12/1/2022 (Asbury Health Center)                                       NR/NR          900,000         823,221
  Lancaster County, 0% due 5/1/2014 (Insured: FGIC)                         Aa3/NR          795,000         608,978
  Lancaster County, 0% due 5/1/2015 (Insured: FGIC)                         Aa3/NR          800,000         576,288
  Pennsylvania  Higher  Education  Facilities   Authority,   5.60%  due
  11/15/2009 (Allegheny United Hospitals; Insured: MBIA)                     A2/AA          500,000         499,945
  Pennsylvania Higher Education Facilities  Authority,  0% due 7/1/2020
  (Insured: AMBAC)                                                          Aa3/AA        2,032,839         840,680
Rhode Island -- 0.64%
  Rhode Island Health & Education  Building Corp.,  5.00% due 3/15/2014
  (Salve Regina University; Insured: Radian)                                 NR/A         1,065,000       1,107,206
  Rhode Island Health & Education  Building  Corp.,  6.00% due 8/1/2014
  (Roger Williams Realty; Credit Support: FHA)                              NR/AA-        1,000,000       1,047,900
  Rhode Island Health & Education  Building Corp.  Hospital  Financing,
  5.25% due 7/1/2015 (Memorial Hospital; LOC: Fleet Bank)                   NR/AA+        1,325,000       1,385,367
South Carolina -- 3.26%
  Berkeley  County  School  District   Installment   Lease,  5.00%  due
  12/1/2019                                                                  A3/A-        2,000,000       2,027,360
  Charleston   Educational   Excellence   Financing  Corp.,  5.25%  due
  12/1/2020 (Charleston County School District)                             A1/AA-        1,855,000       1,919,498
  Greenwood School  Facilities,  Inc.,  5.00% due 12/1/2025  (Greenwood
  School District 50; Insured: Assured Guaranty)                            Aaa/AAA       2,400,000       2,430,480
  Lexington One School  Facilities  Corp.  School District 1, 5.00% due
  12/1/2019                                                                  A1/NR        1,000,000       1,018,050
  Lexington One School  Facilities  Corp.  School District 1, 5.25% due
  12/1/2021                                                                  A1/NR        1,700,000       1,749,351
  Scago  Educational  Facilities Corp.,  5.00% due 12/1/2017  (Colleton
  School District; Insured: Assured Guaranty)                               Aaa/AAA       1,000,000       1,033,480
  Scago  Educational  Facilities Corp.  Spartanburg  County,  5.00% due
  4/1/2019 (Insured: FSA)                                                   Aaa/AAA       2,740,000       2,877,411
  Scago  Educational  Facilities Corp.  Spartanburg  County,  5.00% due
  4/1/2021 (Insured: FSA)                                                   Aaa/AAA       1,000,000       1,038,610
  South Carolina  Housing  Finance & Development  Authority,  5.30% due
  7/1/2023                                                                  Aa1/NR        1,000,000       1,000,710
  Sumter School  Facilities Inc. School District 2, 5.00% due 12/1/2021
  (Insured: Assured Guaranty)                                               Aaa/AAA       2,855,000       2,939,423
Tennessee -- 1.98%
  Knox  County  Health,  4.90%  due  6/1/2031  put  6/1/2011  (Eastowne
  Partners II Ltd.; Collateralized: FNMA)                                   NR/AAA        1,955,000       2,034,080
  Tennessee Energy Acquisition Corp., 5.00% due 2/1/2023                    Aa3/AA-       2,500,000       2,297,875
  Tennessee Energy Acquisition Corp., 5.25% due 9/1/2023                    Aa3/AA-       7,000,000       6,594,280
Texas -- 15.01%
  Bexar  County  Health  Facilities   Development  Corp.,   6.125%  due
  7/1/2022 pre-refunded 7/1/2012 (Army Retirement Residence)                 NR/NR        1,250,000       1,388,887
  Bexar County Health Facilities  Development Corp., 5.00% due 7/1/2027
  (Army Retirement Residence)                                               NR/BBB        1,000,000         920,490
  Bexar County Housing  Finance Corp.,  5.40% due 8/1/2012  (Dymaxion &
  Marrach Park Apartments; Insured: MBIA)                                    A2/NR          755,000         779,530
  Bexar County Housing Finance Corp.,  5.875% due 4/1/2014 (Honey Creek
  Apartments; Insured: MBIA)                                                 A2/NR          975,000         974,659
  Bexar County  Housing  Finance  Corp.,  5.50% due 1/1/2016  (American
  Opportunity Housing & Colinas; Insured: MBIA)                              A2/NR          600,000         617,316
  Bexar County Housing Finance Corp.,  6.125% due 4/1/2020 (Honey Creek
  Apartments; Insured: MBIA)                                                 A2/NR        1,000,000         991,220
  Bexar County Housing  Finance Corp.,  5.95% due 8/1/2020  (Dymaxion &
  Marrach Park Apartments; Insured: MBIA)                                    A2/NR        1,270,000       1,321,740
  Bexar County  Housing  Finance  Corp.,  5.70% due 1/1/2021  (American
  Opportunity Housing & Colinas; Insured: MBIA)                              A2/NR        1,035,000       1,050,484
  Bexar County  Housing  Finance Corp.,  6.50% due 12/1/2021  (American
  Opportunity Housing-Waterford)                                            Baa2/NR       2,000,000       2,040,940
  Bexar  Metropolitan  Water  District  Waterworks,  5.00% due 5/1/2021
  (Insured: XLCA)                                                            A3/A         1,300,000       1,307,293
  Bexar  Metropolitan  Water  District  Waterworks,  5.00% due 5/1/2022
  (Insured: XLCA)                                                            A3/A         2,300,000       2,306,371
  Birdville ISD GO, 0% due 2/15/2012 (Guaranty: PSF)                        Aaa/AAA       2,800,000       2,450,672
  Carroll ISD GO, 0% due 2/15/2011 (Guaranty: PSF)                          Aaa/AAA         345,000         307,022
  Cedar Park  Improvement  District GO, 5.00% due  2/15/2016  (Insured:
  MBIA)                                                                      A1/AA        1,000,000       1,044,960
  Coppell ISD GO, 0% due 8/15/2013 (Insured: PSF-GTD)                       NR/AAA        1,495,000       1,157,294
  Coppell ISD GO, 0% due  8/15/2013  pre-refunded  8/15/2009  (Insured:
  PSF-GTD)                                                                  NR/AAA        3,505,000       2,725,313
  Dallas County Utilities & Reclamation  District,  5.15% due 2/15/2022
  (Insured: AMBAC)                                                          Aa3/AA        3,000,000       2,939,430
  Duncanville   ISD  GO,  0%  due  2/15/2016   pre-refunded   2/15/2012
  (Insured: PSF)                                                            Aaa/AAA       2,985,000       2,084,366
  Duncanville ISD GO, 0% due 2/15/2016 (Insured: PSF)                       Aaa/AAA          15,000          10,236
  El Paso ISD GO, 0% due 8/15/2010 (Guaranty: PSF)                          Aaa/AAA       3,750,000       3,367,800
  El Paso ISD GO, 0% due 8/15/2011 (Guaranty: PSF)                          Aaa/AAA       2,500,000       2,122,850
  Ennis  ISD GO, 0% due  8/15/2012  pre-refunded  8/15/2010  (Guaranty:
  PSF)                                                                      Aaa/NR        1,625,000       1,380,616
  Ennis ISD GO, 0% due 8/15/2012 (Guaranty: PSF)                            Aaa/NR          835,000         701,818
  Ennis ISD GO, 0% due 8/15/2013 (Guaranty: PSF)                            Aaa/NR          845,000         666,536
  Ennis ISD GO, 0% due 8/15/2014 (Guaranty: PSF)                            Aaa/NR          855,000         632,332
  Gulf Coast  Center,  6.75% due 9/1/2020  (Mental  Health  Retardation
  Center)                                                                   NR/BBB        1,320,000       1,379,941
  Hays  Consolidated  ISD GO, 0% due 8/15/2013  pre-refunded  8/15/2011
  (Guaranty: PSF)                                                           Aaa/AAA       6,245,000       5,040,402
  Laredo Sports Venue Sales Tax, 5.00% due 3/15/2018 (Insured: AMBAC)       Aa3/AA        2,040,000       2,109,095
  Lewisville  Combination Contract Special Assessment  District,  4.75%
  due 9/1/2012 (Insured: ACA)                                                NR/NR        2,055,000       2,025,120
  Lubbock Health  Facilities  Development Corp, 5.25% due 7/1/2017 (St.
  Joseph Health Systems)                                                    Aa3/AA-       3,000,000       3,033,300
  Mesquite ISD GO, 0% due 8/15/2012 (Guaranty: PSF)                         NR/AAA          320,000         266,109
  Midlothian ISD GO, 0% due 2/15/2012 (ETM)                                 Aaa/NR          500,000         439,025
  Midlothian ISD GO, 0% due 2/15/2012 (Guaranty: PSF)                       Aaa/NR          500,000         437,620
  Midtown  Redevelopment  Authority Tax,  6.00% due 1/1/2012  (Insured:
  Radian)                                                                    A3/A           735,000         761,350
  Midtown  Redevelopment  Authority Tax,  6.00% due 1/1/2013  (Insured:
  Radian)                                                                    A3/A           500,000         516,130
  Richardson Improvement GO, 5.00% due 2/15/2019 (Insured: MBIA)            Aaa/AAA       2,145,000       2,243,756
  Sam Rayburn Municipal Power Agency, 6.00% due 10/1/2016                  Baa2/BBB-      3,000,000       3,076,440
  Sam Rayburn Municipal Power Agency, 6.00% due 10/1/2021                  Baa2/BBB-        675,000         684,005
  San  Antonio  Hotel  Occupancy,  5.00%  due  8/15/2034  put  8/1/2008
  (Insured: AMBAC)                                                          Aa3/AA        1,650,000       1,655,709
  Stafford Economic Development, 6.00% due 9/1/2017 (Insured: FGIC)          A2/A         1,775,000       1,973,693
  Tarrant County Health Facilities,  6.625% due 11/15/2020 pre-refunded
  11/15/2010 (Adventist/Sunbelt)                                             A1/NR        3,500,000       3,832,640
  Tarrant County Limited Tax GO, 5.00% due 7/15/2023                        Aaa/AAA       1,000,000       1,045,100
  Texarkana  Health  Facilities,  5.75% due 10/1/2011  (Wadely Regional
  Medical Center; Insured: MBIA)                                             A2/AA        2,500,000       2,667,400
  Texas City Industrial  Development Corp.,  7.375% due 10/1/2020 (Arco
  Pipe Line Company)                                                        Aa1/AA+       2,450,000       3,064,631
  Texas State  Public  Finance  Authority,  5.00% due  8/15/2023  (Idea
  Charter School; Insured: ACA)                                             NR/BBB-       3,100,000       2,746,414
  Travis County GO, 5.25% due 3/1/2021                                      Aaa/AAA       1,000,000       1,071,080
  Travis  County  Health  Facilities   Development   Corp.,  5.75%  due
  11/15/2010 (Ascension Health; Insured: MBIA)                              Aa1/AA        2,000,000       2,087,540
  Travis  County  Health  Facilities   Development   Corp.,  6.25%  due
  11/15/2014  pre-refunded 11/15/2009 (Ascension Health; Insured: MBIA)
  (2)                                                                       Aa1/AA        3,000,000       3,185,280
  Upper Trinity  Regional Water District  Treated Water Supply Systems,
  7.125% due 8/1/2008 (Insured: FGIC)                                        A3/A-          305,000         306,229
  Waco  Health  Facilities  Development  Corp.,  6.00%  due  11/15/2015
  pre-refunded 11/15/2009 (Ascension Health)                                Aa1/AAA         870,000         922,522
  Waco  Health  Facilities  Development  Corp.,  6.00%  due  11/15/2016
  pre-refunded 11/15/2009 (Ascension Health)                                Aa1/AAA       1,050,000       1,113,389
Utah -- 0.39%
  Utah  County  Municipal  Building  Authority,   5.50%  due  11/1/2016
  pre-refunded 11/1/2011 (Insured: AMBAC)                                   Aa3/NR        1,000,000       1,073,920
  Utah Housing Finance  Authority,  6.05% due 7/1/2016 (Credit Support:
  FHA)                                                                      NR/AAA          405,000         408,475
  Utah Housing  Finance  Authority  SFMR,  5.85% due  7/1/2015  (Credit
  Support: FHA)                                                             Aaa/AA           30,000          30,707
  Utah State Board of Regents Auxiliary, 5.25% due 5/1/2013                  NR/AA          595,000         629,349
Virginia -- 2.39%
  Alexandria IDRB Institute for Defense  Analysis,  6.00% due 10/1/2014
  pre-refunded 10/1/2010 (Insured: AMBAC)                                   Aa3/AA        1,500,000       1,621,185
  Alexandria IDRB Institute for Defense  Analysis,  6.00% due 10/1/2015
  pre-refunded 10/1/2010 (Insured: AMBAC)                                   Aa3/AA        1,590,000       1,718,456
  Alexandria IDRB Institute for Defense  Analysis,  5.90% due 10/1/2020
  pre-refunded 10/1/2010 (Insured: AMBAC)                                   Aa3/AA        2,000,000       2,157,240
  Amelia   County  IDA,   4.80%  due  4/1/2027   put  4/1/2010   (Waste
  Management) (AMT)                                                         NR/BBB        2,000,000       1,984,960
  Fauquier County IDRB, 5.50% due 10/1/2016 (Insured: Radian)                NR/A         1,000,000       1,030,000
  Hanover County IDRB Medical Facilities, 6.00% due 10/1/2021 (ETM)          A2/AA          795,000         796,709
  Norton IDA, 6.00% due 12/1/2014 (Norton Community Hospital;  Insured:
  ACA)                                                                       NR/NR        1,635,000       1,705,812
  Spotsylvania  County IDRB,  6.00% due  9/1/2019 put 9/1/2008  (Walter
  Grinders; LOC: Deutsche Bank) (AMT)                                        NR/NR        2,210,000       2,211,039
Washington -- 3.50%
  Port Longview  Industrial  Development  Corp.  Solid Waste  Disposal,
  6.875% due 10/1/2008 (Weyerhaeuser Co.) (AMT)                             NR/BBB        1,500,000       1,509,885
  Skagit  County  Public  Hospital  District GO,  5.125% due  12/1/2015
  (Insured: MBIA)                                                            A2/NR        1,900,000       2,002,809
  Vancouver  Downtown  Redevelopment  Authority,   5.50%  due  1/1/2018
  (Conference Center; Insured: ACA)                                          NR/NR        3,500,000       3,399,270
  Washington  Health  Care  Facilities,  4.50%  due  12/1/2008  (Kadlec
  Medical Center; Insured: Assured Guaranty)                                Aaa/AAA       1,200,000       1,212,036
  Washington Health Care Facilities,  5.50% due 12/1/2010  pre-refunded
  12/1/2009 (Providence Services; Insured: MBIA)                             A2/AA        2,690,000       2,834,211
  Washington  Health Care  Facilities,  6.00% due  12/1/2014  (Catholic
  Health Services; Insured: MBIA)                                           Aa2/AA        1,735,000       1,834,103
  Washington  Health Care  Facilities,  6.00% due  12/1/2015  (Catholic
  Health Services; Insured: MBIA)                                           Aa2/AA        1,945,000       2,053,123
  Washington Health Care Facilities,  5.25% due 8/15/2024 (Multi Health
  Services; Insured: FSA)                                                   Aaa/AAA       1,000,000       1,024,410
  Washington  Housing  Finance  Commission,  5.60% due 7/1/2011  (Kline
  Galland Center; Insured: Radian)                                           NR/A           500,000         511,350
  Washington  Housing Finance  Commission,  6.10% due 1/1/2016 (Seattle
  Academy; Insured: ACA)                                                     NR/NR        1,040,000       1,057,170
  Washington  Housing  Finance  Commission,  5.875% due 7/1/2019 (Kline
  Galland Center; Insured: Radian)                                           NR/A         1,000,000       1,016,110
  Washington Public Power Supply, 0% due 7/1/2011                           Aaa/AA-       1,000,000         899,990
West Virginia -- 0.28%
  West Virginia Hospital Finance Authority,  5.00% due 6/1/2020 (United
  Hospital Center; Insured: AMBAC)                                          Aa3/AA        1,530,000       1,555,857
Wisconsin -- 0.55%
  Wisconsin  Health  &  Educational  Facilities,  5.75%  due  8/15/2020
  (Eagle River Memorial Hospital Inc.; Insured: Radian)                      NR/A         1,000,000       1,018,630
  Wisconsin  Housing  &  Economic  Development,  5.875%  due  11/1/2016
  (Insured: AMBAC)                                                          Aa3/AA        1,980,000       2,034,688


TOTAL INVESTMENTS -- 99.21% (Cost $546,150,517)                                                      $   548,267,286


OTHER ASSETS LESS LIABILITIES -- 0.79%                                                                     4,382,245


NET ASSETS -- 100.00%                                                                                $   552,649,531



Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred prior to or subsequent to the reporting period end.
(1) When-issued security.
(2) Segregated as collateral for a when-issued security.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
CIFG       CIFG Assurance North America Inc.
COP        Certificates of Participation
DFA        Development Finance Authority
EDA        Economic Development Authority
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
FNMA       Collateralized by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance Co.
GNMA       Insured by Government National Mortgage Co.
GO         General Obligation
HFA        Health Facilities Authority
HUD        Department of Housing & Urban Development
IDA        Industrial Development Authority
IDRB       Industrial Development Revenue Bond
ISD        Independent School District
LOC        Letter of Credit
MBIA       Insured by Municipal Bond Investors Assurance
PCR        Pollution Control Revenue Bond
PSF        Guaranteed by Permanent School Fund
RADIAN     Insured by Radian Asset Assurance
SFMR       Single Family Mortgage Revenue Bond
SONYMA     State of New York Mortgage Authority
USD        Unified School District
XLCA       Insured by XL Capital Assurance


Notes to Schedule of Investments:

Valuation of Investments: Debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, indications as to value from dealers and general market conditions. Obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the Trust's valuation and pricing committee determines a fair value for the security using factors approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the Trust's valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation. A debt obligation's market value may be deemed unreliable by the Fund's management if management believes that the price is stale, does not reflect material factors affecting the issuer of the obligation, or is significantly different than the price the Fund is likely to obtain if it sought a bid for the obligation.

Other Notes: Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Semi-Annual Report.







SCHEDULE OF INVESTMENTS                                                                        (UNAUDITED)

Thornburg New Mexico Intermediate Municipal Fund                                                      June 30, 2008

CUSIPS: CLASS A - 885-215-301, CLASS D - 885-215-624, CLASS I - 885-215-285
NASDAQ SYMBOLS: CLASS A - THNMX, CLASS D - THNDX, CLASS I - THNIX

                                                                         Credit Rating+   Principal
Issuer-Description                                                          Moody's/S&P     Amount            Value

Albuquerque GRT, 0% due 7/1/2012 pre-refunded 7/1/2011                     Aaa/AAA     $  1,775,000  $    1,542,369
Albuquerque GRT, 0% due 7/1/2012 (Insured: FSA)                            Aaa/AAA          225,000         193,730
Albuquerque  Industrial,  5.15% due 4/1/2016 (MCT Industries Inc.; LOC:
Bank of the West) (AMT)                                                    Aa3/NR         1,170,000       1,188,919
Albuquerque  Industrial,  5.25% due 4/1/2017 (MCT Industries Inc.; LOC:
Bank of the West) (AMT)                                                    Aa3/NR         2,140,000       2,173,791
Albuquerque Joint Water & Sewage, 0% due 7/1/2008 (Insured: FGIC)          Aa2/AAA        1,600,000       1,599,888
Albuquerque Joint Water & Sewage, 4.75% due 7/1/2008                       Aa2/AAA           60,000          60,005
Albuquerque   Municipal   School   District   12,  5.10%  due  8/1/2014
pre-refunded 8/1/2008                                                      Aa2/AA           760,000         762,189
Albuquerque Municipal School District 12, 5.00% due 8/1/2015               Aa2/AA         1,175,000       1,214,868
Albuquerque  Refuse  Removal & Disposal,  5.00% due 7/1/2010  (Insured:
FSA)                                                                       Aaa/AAA          415,000         433,073
Belen Gasoline Tax Improvement, 5.40% due 1/1/2011                          NR/NR           425,000         425,264
Bernalillo County GRT, 5.50% due 10/1/2011 pre-refunded 10/01/2009         Aa3/AAA          495,000         514,993
Bernalillo County GRT, 5.25% due 10/1/2012                                 Aa3/AAA        1,000,000       1,073,240
Bernalillo County GRT, 5.75% due 10/1/2015 pre-refunded 10/01/2009         Aa3/AAA        2,000,000       2,086,920
Bernalillo County GRT, 5.00% due 4/1/2021 (Insured: MBIA)                  Aa3/AAA        3,000,000       3,131,700
Bernalillo County GRT, 5.25% due 10/1/2022 (Insured: AMBAC)                Aa3/AAA        3,170,000       3,383,436
Bernalillo County GRT, 5.25% due 10/1/2023 (Insured: AMBAC)                Aa3/AAA        1,275,000       1,360,693
Bernalillo County GRT, 5.25% due 10/1/2025 (Insured: AMBAC)                Aa3/AAA        3,850,000       4,116,998
Bernalillo County Water Utility Authority, 5.00% due 7/1/2026              Aa2/AAA        1,420,000       1,459,391
Chaves County GRT, 5.00% due 7/1/2017  pre-refunded  7/1/2010 (Insured:
FGIC)                                                                       A3/NR         1,000,000       1,044,750
Chaves County GRT, 5.05% due 7/1/2019  pre-refunded  7/1/2010 (Insured:
FGIC)                                                                       A3/NR           735,000         768,604
Cibola County GRT, 5.875% due 11/1/2008 (Insured: AMBAC) (ETM)             Aa3/AA           495,000         501,846
Cibola County GRT, 6.00% due 11/1/2010 (Insured: AMBAC) (ETM)              Aa3/AA           555,000         595,376
Farmington  Hospital,  5.00% due 6/1/2017  (San Juan  Regional  Medical
Center)                                                                     A3/NR         1,035,000       1,018,885
Farmington  Hospital,  5.125% due 6/1/2018 (San Juan  Regional  Medical
Center)                                                                     A3/NR           570,000         561,062
Farmington  Hospital,  5.125% due 6/1/2019 (San Juan  Regional  Medical
Center)                                                                     A3/NR           645,000         628,404
Farmington  Hospital,  5.00% due 6/1/2022  (San Juan  Regional  Medical
Center)                                                                     A3/NR         2,325,000       2,204,193
Farmington  PCR, 1.85% due 9/1/2024 put 7/1/2008  (LOC:  Barclays Bank)
(daily demand notes)                                                       P1/A-1+        1,000,000       1,000,000
Farmington Utility Systems, 5.00% due 5/15/2012 (Insured: FSA) (1)         Aaa/AAA        6,095,000       6,370,799
Gallup PCR Tri-State Generation, 5.00% due 8/15/2012 (Insured: AMBAC)      Aa3/AA         3,345,000       3,490,273
Gallup PCR Tri-State Generation, 5.00% due 8/15/2013 (Insured: AMBAC)      Aa3/AA         2,110,000       2,208,790
Gallup PCR Tri-State Generation, 5.00% due 8/15/2017 (Insured: AMBAC)      Aa3/AA         3,540,000       3,694,698
Grant  County  Hospital  Facility,  5.50% due 8/1/2009  (Gila  Regional
Medical Center; Insured: Radian)                                            NR/A          1,310,000       1,331,248
Grant  County  Hospital  Facility,  5.50% due 8/1/2010  (Gila  Regional
Medical Center; Insured: Radian)                                            NR/A          1,385,000       1,426,038
Las Cruces School District GO, 5.50% due 8/1/2010                          Aa3/NR         1,000,000       1,037,310
Los Alamos County Utility Systems, 5.00% due 7/1/2013 (Insured: FSA)       Aaa/AAA        1,265,000       1,352,589
New Mexico Finance Authority,  5.15% due 6/1/2012 pre-refunded 6/1/2009
(Insured: MBIA)                                                            Aa2/AA+          255,000         262,742
New Mexico Finance Authority,  5.25% due 6/1/2013 pre-refunded 6/1/2009
(Insured: MBIA)                                                            Aa2/AA+          130,000         134,065
New Mexico Finance Authority, 5.00% due 6/15/2013 (Insured: AMBAC)         Aa3/NR         2,280,000       2,423,936
New Mexico Finance Authority, 5.00% due 6/1/2014 (Insured: MBIA)           Aa2/AA+        2,660,000       2,818,456
New Mexico Finance Authority,  5.35% due 6/1/2014 pre-refunded 6/1/2009
(Insured: MBIA)                                                            Aa2/AA+          130,000         134,182
New Mexico Finance Authority, 5.25% due 6/1/2015 (Insured: AMBAC)          Aa2/AA+        1,000,000       1,073,720
New Mexico Finance Authority,  5.45% due 6/1/2015 pre-refunded 6/1/2009
(Insured: MBIA)                                                            Aa2/AA+          145,000         149,797
New Mexico Finance Authority, 5.00% due 6/15/2015 (Insured: AMBAC)         Aa3/NR         2,360,000       2,524,704
New Mexico Finance Authority, 5.00% due 6/15/2018 (Insured: AMBAC)         Aa3/NR         2,915,000       3,061,566
New Mexico Finance Authority, 5.00% due 6/15/2019 (Insured: MBIA)          Aa3/NR         1,215,000       1,267,889
New Mexico Finance Authority, 5.00% due 6/1/2020 (Insured: MBIA)           Aa2/AA+        1,625,000       1,694,631
New Mexico Finance Authority, 5.00% due 6/1/2020 (Insured: AMBAC)          Aa2/AA+        1,000,000       1,039,450
New Mexico Finance Authority, 5.00% due 6/15/2020 (Insured: MBIA)          Aa3/NR         1,395,000       1,448,066
New Mexico Finance Authority, 5.00% due 6/15/2022 (Insured: MBIA)          Aa3/AA         1,300,000       1,346,488
New Mexico Finance Authority, 5.00% due 6/15/2024 (Insured: MBIA)          Aa3/AA         7,000,000       7,213,920
New Mexico Finance  Authority Court Facilities Fee, 5.50% due 6/15/2020
pre-refunded 6/15/2011 (Insured: MBIA)                                      A2/AA         2,000,000       2,136,700
New Mexico Finance Authority State Transportation,  5.00% due 6/15/2014
(Insured: MBIA)                                                            Aa2/AA+        2,100,000       2,248,575
New  Mexico  Highway   Commission   Senior  Tax,  5.50%  due  6/15/2013
pre-refunded 6/15/2011                                                     Aa2/AAA        2,000,000       2,133,780
New Mexico Highway Commission Senior Tax, 5.50% due 6/15/2014              Aa2/AAA        2,000,000       2,111,100
New Mexico Highway  Commission  Tax,  6.00% due 6/15/2011  pre-refunded
6/15/2009                                                                  Aa2/AAA        5,000,000       5,198,050
New  Mexico  Hospital  Equipment  Loan  Council,   4.80%  due  8/1/2010
(Presbyterian Healthcare)                                                  Aa3/AA-          500,000         516,140
New  Mexico  Hospital  Equipment  Loan  Council,   5.75%  due  8/1/2016
pre-refunded 8/1/2011 (Presbyterian Healthcare)                            Aa3/AA-        5,205,000       5,643,938
New Mexico  Hospital  Equipment  Loan Council,  5.00% due 7/1/2017 (St.
Vincent Hospital; Insured: Radian)                                          A3/NR         1,730,000       1,856,601
New Mexico  Hospital  Equipment  Loan Council,  5.00% due 7/1/2019 (St.
Vincent Hospital; Insured: Radian)                                          A3/NR         1,000,000       1,073,180
New Mexico  Hospital  Equipment  Loan Council,  5.00% due 7/1/2021 (St.
Vincent Hospital; Insured: Radian)                                          A3/NR         1,185,000       1,271,718
New Mexico  Hospital  Equipment  Loan Council,  5.25% due 7/1/2025 (St.
Vincent Hospital; Insured: Radian)                                          A3/NR         1,000,000       1,088,420
New Mexico Housing  Authority  Region III Multi Family  Housing,  5.30%
due 12/1/2022 (El Paseo Apartments; Insured: AMBAC) (AMT)                  Aa3/AA         1,055,000       1,057,416
New Mexico MFA Forward  Mortgage,  6.50% due 7/1/2025  (Collateralized:
FNMA/GNMA)                                                                 NR/AAA           140,000         144,327
New Mexico MFA General, 5.80% due 9/1/2019 pre-refunded 9/1/2009           NR/AAA           775,000         807,775
New Mexico MFA Multi Family, 5.05% due 9/1/2027 (St. Anthony;  Insured:
FHA) (AMT)                                                                 NR/AAA           890,000         854,044
New Mexico MFA Multi Family, 6.05% due 7/1/2028 (Sandpiper  Apartments;
Insured: FHA) (AMT)                                                        NR/AAA         2,335,000       2,364,071
New Mexico MFA Multi  Family,  5.00% due 7/1/2031 put 7/1/2011  (Sombra
Del Oso Apartments; Collateralized: FNMA)                                  Aaa/NR         1,000,000       1,029,310
New  Mexico  MFA  Multi   Family,   5.00%  due  7/1/2031  put  7/1/2011
(Riverwalk Apartments; Collateralized: FNMA)                               Aaa/NR         1,910,000       1,965,982
New Mexico MFA Multi  Family,  5.00% due 7/1/2031 put 7/1/2011  (Tierra
Pointe I Apartments; Collateralized: FNMA)                                 Aaa/NR         2,785,000       2,866,628
New Mexico MFA SFMR,  5.70% due  9/1/2014  (Collateralized:  FNMA/GNMA)
(AMT)                                                                      NR/AAA            75,000          75,795
New Mexico MFA SFMR, 5.80% due 9/1/2016 (Collateralized: FNMA/GNMA)        NR/AAA           135,000         137,774
New Mexico MFA SFMR, 5.75% due 3/1/2017 (Collateralized: FNMA/GNMA)        NR/AAA           190,000         192,198
New Mexico MFA SFMR, 6.15% due 9/1/2017 (Collateralized: FNMA/GNMA)        NR/AAA            60,000          60,799
New Mexico MFA SFMR, 0% due 9/1/2019 (GIC: Bayerisch Landesbank) (AMT)     NR/AAA           230,000         214,758
New Mexico MFA SFMR, 5.875% due 9/1/2020 (AMT)                             NR/AAA           205,000         205,867
New Mexico MFA SFMR,  5.875% due 9/1/2021  (Collateralized:  FNMA/GNMA)
(AMT)                                                                      NR/AAA           395,000         399,436
New Mexico MFA SFMR,  6.05% due  9/1/2021  (Collateralized:  FNMA/GNMA)
(AMT)                                                                      NR/AAA           240,000         245,107
New   Mexico   MFA   SFMR,   5.25%   due   7/1/2023    (Collateralized:
GNMA/FNMA/FHLMC) (AMT)                                                     NR/AAA         1,500,000       1,492,305
New   Mexico   MFA   SFMR,   5.375%   due   7/1/2023   (Collateralized:
GNMA/FNMA/FHLMC) (AMT) (2)                                                 NR/AAA         2,225,000       2,239,641
New   Mexico   MFA   SFMR,   5.50%   due   7/1/2028    (Collateralized:
GNMA/FNMA/FHLMC) (AMT)                                                     NR/AAA         3,265,000       3,253,213
New   Mexico   MFA   SFMR,   5.60%   due   7/1/2028    (Collateralized:
GNMA/FNMA/FHLMC) (AMT) (2)                                                 NR/AAA         2,000,000       2,014,640
New Mexico State Capital Projects GO, 4.00% due 3/1/2012                   Aa1/AA+        5,000,000       5,002,950
New  Mexico  State  Highway  Commission  Infrastructure  C,  5.00%  due
6/15/2012 (ETM)                                                            Aa2/AAA        1,000,000       1,061,970
New Mexico State Highway Commission Tax, 5.00% due 6/15/2010 (ETM)         Aa2/AAA          255,000         266,205
New Mexico State Highway Commission Tax, 5.00% due 6/15/2010               Aa2/AAA          245,000         255,623
New Mexico State Highway Commission Tax, 5.125% due 6/15/2010              Aa2/AAA        3,695,000       3,702,612
New Mexico State University  Improvement,  5.00% due 4/1/2013 (Insured:
FSA)                                                                       Aaa/AAA        1,000,000       1,066,450
New Mexico Supplemental Severance, 5.00% due 7/1/2008                      Aa3/AA-        5,000,000       5,000,400
Rio Rancho GRT, 5.00% due 6/1/2014 (Insured: FGIC)                         A1/AA-           955,000       1,003,887
Rio Rancho GRT, 5.00% due 6/1/2016 (Insured: FGIC)                         A1/AA-           555,000         580,014
Rio Rancho GRT, 5.00% due 6/1/2022 (Insured: FGIC)                         A1/AA-         1,000,000       1,010,440
San Juan  County  Gasoline  Tax/Motor  Vehicle  Improvement,  5.25% due
5/15/2014                                                                   A1/NR           400,000         423,412
San Juan  County  Gasoline  Tax/Motor  Vehicle  Improvement,  5.25% due
5/15/2022                                                                   A1/NR         1,725,000       1,768,073
San Juan County GRT, 5.30% due 9/15/2009                                    A1/NR           215,000         218,838
San Juan County GRT, 5.00% due 6/15/2014 (Insured: MBIA)                    A1/AA         1,225,000       1,294,543
San  Juan  County  GRT,  5.75%  due  9/15/2021  pre-refunded  9/15/2011
(Insured: AMBAC)                                                           Aa3/AA         1,000,000       1,089,990
Sandoval County Incentive Payment, 5.75% due 2/1/2010 (Intel Corp.)         NR/A+           370,000         370,703
Sandoval County Incentive Payment, 5.00% due 6/1/2020 (Intel Corp.)         NR/A+         4,390,000       4,518,056
Sandoval County Landfill Improvement, 5.50% due 8/15/2015                  Baa2/NR        1,420,000       1,457,729
Sandoval County Landfill Improvement, 5.75% due 8/15/2018                  Baa2/NR        1,335,000       1,365,985
Santa Fe County, 5.00% due 7/1/2008 (Insured: MBIA)                        Aa1/NR           785,000         785,063
Santa Fe County, 5.50% due 5/15/2015 (El Castillo Retirement)              NR/BBB-        1,250,000       1,257,425
Santa Fe County, 5.80% due 5/15/2018 (El Castillo Retirement)              NR/BBB-        1,835,000       1,835,147
Santa  Fe  County,   7.25%  due  7/1/2029  (Rancho  Viejo   Improvement
District)                                                                   NR/NR         1,745,000       1,811,101
Santa Fe County  Charter  School  Foundation,  6.50% due 1/15/2026 (ATC
Foundation)                                                                 NR/NR         1,000,000         946,040
Santa Fe County  Charter School  Foundation,  6.625% due 1/15/2036 (ATC
Foundation)                                                                 NR/NR         1,030,000         955,953
Santa Fe County  Correctional  Systems,  5.00% due  2/1/2018  (Insured:
FSA)                                                                       Aaa/AAA        1,000,000       1,067,200
Santa Fe County  Correctional  Systems,  6.00% due  2/1/2027  (Insured:
FSA)                                                                       Aaa/AAA        1,520,000       1,734,214
Santa  Fe  Educational  Facilities,  5.40%  due  3/1/2017  (St.  John's
College)                                                                   NR/BBB+        1,215,000       1,215,134
Santa Fe SFMR, 6.00% due 11/1/2010 (Collateralized: FNMA/GNMA) (AMT)       Aaa/NR            55,000          55,685
Santa Fe SFMR, 6.10% due 11/1/2011 (Collateralized: FNMA/GNMA) (AMT)       Aaa/NR            80,000          80,094
Santa Fe SFMR, 6.20% due 11/1/2016 (Collateralized: FNMA/GNMA) (AMT)        NR/NR            90,000          91,190
Taos County GRT, 4.25% due 10/1/2010 (Insured: Radian)                      A3/NR         1,000,000       1,006,350
Taos County GRT, 4.75% due 10/1/2012 (ETM)                                 Baa1/NR        1,500,000       1,578,870
Taos Municipal School District 1, 5.00% due 9/1/2008 (Insured: FSA)        Aaa/NR           450,000         452,187
University of New Mexico, 5.25% due 6/1/2013                               Aa3/AA           665,000         704,454
University of New Mexico, 5.25% due 6/1/2014                               Aa3/AA           335,000         352,437
University of New Mexico, 5.00% due 6/1/2015 (Insured: AMBAC)              Aa3/AA         1,590,000       1,700,600
University of New Mexico, 5.25% due 6/1/2015                               Aa3/AA         1,195,000       1,274,193
University of New Mexico, 5.25% due 6/1/2016                               Aa3/AA           645,000         677,037
University of New Mexico, 5.25% due 6/1/2017                               Aa3/AA         1,730,000       1,815,929
University of New Mexico, 5.25% due 6/1/2018                               Aa3/AA         1,825,000       1,910,246
University of New Mexico, 5.25% due 6/1/2018                               Aa3/AA         1,200,000       1,265,532
University of New Mexico, 5.25% due 6/1/2021                               Aa3/AA         1,000,000       1,035,110
University of New Mexico, 6.00% due 6/1/2021                               Aa3/AA           610,000         691,453
University of New Mexico Hospital  Mortgage  Bonds,  5.00% due 1/1/2016
(Insured: FSA & FHA)                                                       Aaa/AAA        2,920,000       3,066,496
University of New Mexico Hospital  Mortgage  Bonds,  5.00% due 1/1/2017
(Insured: FSA & FHA)                                                       Aaa/AAA        2,000,000       2,088,440
University of New Mexico Hospital  Mortgage  Bonds,  5.00% due 1/1/2018
(Insured: FSA & FHA)                                                       Aaa/AAA        2,000,000       2,075,520
University of New Mexico Hospital  Mortgage  Bonds,  5.00% due 1/1/2019
(Insured: FSA & FHA)                                                       Aaa/AAA        3,000,000       3,100,440
University of New Mexico Hospital  Mortgage  Bonds,  5.00% due 7/1/2019
(Insured: FSA & FHA)                                                       Aaa/AAA        3,000,000       3,097,260
University of New Mexico Hospital  Mortgage  Bonds,  5.00% due 1/1/2020
(Insured: FSA & FHA)                                                       Aaa/AAA        2,310,000       2,375,050
University of New Mexico Hospital  Mortgage  Bonds,  5.00% due 7/1/2020
(Insured FSA & FHA)                                                        Aaa/AAA          500,000         513,950
Ventana  West  Public  Improvement  District  Special  Tax,  6.625% due
8/1/2023                                                                    NR/NR         2,000,000       2,011,260
Villa   Hermosa   Multi   Family   Housing,    5.85%   due   11/20/2016
(Collateralized: GNMA) (AMT)                                               NR/AAA         1,105,000       1,122,105


TOTAL INVESTMENTS --100.63%(Cost $ 204,185,919)                                                      $   206,656,277


LIABILITIES NET OF OTHER ASSETS -- (0.63)%                                                               (1,302,726)


NET ASSETS -- 100.00%                                                                               $   205,353,551



Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred prior to or subsequent to the reporting period end.
(1) Segregated as collateral for a when-issued security.
(2) When-issued security.


Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
FHLMC      Insured by Federal Home Loan Mortgage Corp.
FNMA       Collateralized by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance Co.
GNMA       Insured by Government National Mortgage Co.
GO         General Obligation
GRT        Gross Receipts Tax
LOC        Letter of Credit
MBIA       Insured by Municipal Bond Investors Assurance
MFA        Mortgage Finance Authority
PCR        Pollution Control Revenue Bond
RADIAN     Insured by Radian Asset Assurance
SFMR       Single Family Mortgage Revenue Bond


Notes to Schedule of Investments:

Valuation of Investments: Debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, indications as to value from dealers and general market conditions. Obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the Trust's valuation and pricing committee determines a fair value for the security using factors approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the Trust's valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation. A debt obligation's market value may be deemed unreliable by the Fund's management if management believes that the price is stale, does not reflect material factors affecting the issuer of the obligation, or is significantly different than the price the Fund is likely to obtain if it sought a bid for the obligation.

Other Notes: Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Semi-Annual Report.







SCHEDULE OF INVESTMENTS                                                                        (UNAUDITED)

Thornburg New York Intermediate Municipal Fund                                                        June 30, 2008

CUSIPS: CLASS A - 885-215-665
NASDAQ SYMBOLS: CLASS A - THNYX

                                                                         Credit Rating+   Principal
Issuer-Description                                                          Moody's/S&P     Amount            Value

Amherst IDA Civic Facility, 5.75% due 4/1/2015 (Insured: ACA)               NR/NR      $    465,000  $      471,361
Dutchess County IDA, 5.00% due 8/1/2021 (Bard College)                      A3/NR         1,100,000       1,121,681
Hempstead  IDA  Resource  Recovery,  5.00% due  12/1/2010  put 6/1/2010
(American Ref-Fuel)                                                       Baa3/BB+        1,000,000         994,190
Monroe  County IDA,  6.45% due  2/1/2014  (DePaul  Community  Facility;
Insured: SONYMA)                                                           Aa1/NR           640,000         642,118
Monroe  County IDA,  5.375% due  6/1/2017  (St.  John  Fisher  College;
Insured: Radian)                                                            NR/A            700,000         707,455
Nassau Health Care Corp., 6.00% due 8/1/2011 pre-refunded 8/1/2009         Aaa/AAA          400,000         424,968
New York City GO, 6.75% due 2/1/2009 (Insured: MBIA-IBC)                   Aa3/AA           950,000         976,990
New York City GO, 5.00% due 8/1/2018                                       Aa3/AA         1,000,000       1,037,530
New York City GO, 5.00% due 8/1/2025                                       Aa3/AA           400,000         410,264
New York City Municipal  Water Finance  Authority,  5.75% due 6/15/2013
(ETM)                                                                      Aa2/AA+        1,000,000       1,042,710
New York  City  Transitional  Finance  Authority,  5.25%  due  8/1/2016
(Insured: AMBAC)                                                           Aa1/AAA        1,000,000       1,055,180
New York City Transitional Finance Authority, 5.00% due 11/1/2020          Aa1/AAA        1,000,000       1,050,780
New York City Trust Cultural  Resources,  5.75% due 7/1/2014 (Museum of
American Folk Art; Insured: ACA)                                            NR/NR           920,000         923,008
New York Convention Center  Development Corp. Hotel Unit Fee, 5.00% due
11/15/2017 (Insured: AMBAC)                                                Aa3/AA         1,000,000       1,044,820
New York Dormitory  Authority,  5.25% due 7/1/2010 (D'Youville College;
Insured: Radian)                                                            NR/A            350,000         359,223
New York Dormitory  Authority,  5.25% due 7/1/2011 (D'Youville College;
Insured: Radian)                                                            NR/A            370,000         381,170
New York  Dormitory  Authority,  5.00%  due  7/1/2016  (Bishop  Henry B
Hucles Nursing Home; Insured: SONYMA)                                      Aa1/NR           400,000         428,860
New  York  Dormitory  Authority,   6.10%  due  7/1/2019  (Ryan  Clinton
Community Health Center; Insured: SONYMA)                                  Aa1/NR         1,000,000       1,046,030
New York  Dormitory  Authority,  5.00%  due  7/1/2024  (Bishop  Henry B
Hucles Nursing Home; Insured: SONYMA)                                      Aa1/NR         1,000,000       1,029,230
New York Dormitory  Authority Health Quest Systems,  5.25% due 7/1/2027
(Insured: Assured Guaranty)                                                Aaa/AAA          500,000         521,865
New York Dormitory  Authority Lease, 5.25% due 8/15/2013 (Master Boces;
Insured: FSA)                                                              Aaa/AAA        1,000,000       1,047,740
New York Dormitory Authority Lease, 5.00% due 1/15/2023                    A1/AA-         1,000,000       1,009,040
New  York  Dormitory  Authority  Mental  Health  Services,   5.00%  due
2/15/2015 (Insured: AMBAC)                                                 Aa3/AA         1,000,000       1,069,300
New  York  Dormitory  Authority  Mental  Health  Services,   5.50%  due
2/15/2019 pre-refunded 8/15/2011 (Insured: MBIA)                            A1/AA         1,085,000       1,166,006
New York Dormitory Authority Personal Income Tax, 5.50% due 3/15/2012      Aa3/AAA        1,000,000       1,077,090
New York Dormitory  Authority  Personal Income Tax, 5.00% due 3/15/2019
(Insured: FSA)                                                             Aaa/AAA        1,000,000       1,045,690
New  York  Environmental   Facilities  Corp.  PCR  Water,   6.875%  due
6/15/2014 (State Revolving Fund)                                           Aaa/AAA          400,000         401,512
New York State Thruway Authority General,  5.00% due 1/1/2018 (Insured:
AMBAC)                                                                     Aa3/AA         1,000,000       1,049,750
New York State  Thruway  Authority  Highway & Bridge Trust Fund,  5.00%
due 4/1/2022                                                                NR/AA         1,000,000       1,047,460
Newark Wayne Community Hospital, 5.875% due 1/15/2033 (Insured: AMBAC)     Aa3/AA         1,335,000       1,336,963
Oneida County IDA, 6.00% due 1/1/2010 (Insured: Radian)                     NR/A            375,000         386,554
Oneida County IDA,  6.10% due 6/1/2020  (Presbyterian  Home for Central
NY; LOC: HSBC Bank USA)                                                    Aa2/NR           450,000         466,925
Port  Authority New York & New Jersey,  5.00% due  8/15/2022  (Insured:
FSA)                                                                       Aaa/AAA        1,000,000       1,049,240
Port   Chester  IDA,   4.75%  due   7/1/2031  put  7/1/2011   (American
Foundation; Collateralized: FNMA)                                          NR/AAA           750,000         778,995
Puerto Rico Electric  Power  Authority,  5.375% due 7/1/2017  (Insured:
XLCA)                                                                      A3/BBB+        1,045,000       1,083,477
Triborough Bridge & Tunnel Authority, 5.00% due 11/15/2025                 Aa2/AA-        1,410,000       1,461,183
Utica IDA Civic Facility,  5.25% due 7/15/2016 (Munson Williams Proctor
Institute)                                                                  A1/NR           210,000         222,056


TOTAL INVESTMENTS -- 97.50%(Cost $ 30,978,308)                                                       $    31,368,414


OTHER ASSETS LESS LIABILITIES -- 2.50%                                                                       804,324


NET ASSETS -- 100.00%                                                                               $    32,172,738



Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred prior to or subsequent to the reporting period end.


Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AMBAC      Insured by American Municipal Bond Assurance Corp.
ETM        Escrowed to Maturity
FNMA       Collateralized by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance Co.
GO         General Obligation
IDA        Industrial Development Authority
LOC        Letter of Credit
MBIA       Insured by Municipal Bond Investors Assurance
MBIA-IBC   Insured by Municipal Bond Investors Assurance - Insured
           Bond Certificates
PCR        Pollution Control Revenue Bond
RADIAN     Insured by Radian Asset Assurance
SONYMA     State of New York Mortgage Authority
XLCA       Insured by XL Capital Assurance


Notes to Schedule of Investments:

Valuation of Investments: Debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, indications as to value from dealers and general market conditions. Obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the Trust's valuation and pricing committee determines a fair value for the security using factors approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the Trust's valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation. A debt obligation's market value may be deemed unreliable by the Fund's management if management believes that the price is stale, does not reflect material factors affecting the issuer of the obligation, or is significantly different than the price the Fund is likely to obtain if it sought a bid for the obligation.

Other Notes: Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Semi-Annual Report.







SCHEDULE OF INVESTMENTS                                                                        (UNAUDITED)

Thornburg Limited Term U.S. Government Fund                                                           June 30, 2008

CUSIPS: CLASS A - 885-215-103, CLASS B - 885-215-848, CLASS C - 885-215-830, CLASS I - 885-215-699, CLASS R3 - 885-215-491
NASDAQ SYMBOLS: CLASS A - LTUSX, CLASS B - LTUBX, CLASS C - LTUCX, CLASS I - LTUIX, CLASS R3 - LTURX

                                                                                         Principal           Value
Security Name                                                                              Amount

    U.S. TREASURY SECURITIES -- 32.10%
        United States Treasury Notes, 5.50% due 5/15/2009                              $  8,000,000  $    8,219,687
        United States Treasury Notes, 3.625% due 1/15/2010                               16,000,000      16,303,751
        United States Treasury Notes, 2.125% due 4/30/2010                                5,000,000       4,963,965
        United States Treasury Notes, 4.625% due 10/31/2011                               2,000,000       2,099,922
        United States Treasury Notes, 3.625% due 5/15/2013                               11,000,000      11,160,273
        United States Treasury Notes, 4.75% due 5/15/2014                                 3,000,000       3,216,797
        United States Treasury Notes, 4.875% due 8/15/2016                                6,000,000       6,432,656
        United States Treasury Notes, 4.625% due 2/15/2017                                2,000,000       2,105,469

    TOTAL U.S. TREASURY SECURITIES (Cost $53,226,472)                                                    54,502,520

    U.S. GOVERNMENT AGENCIES -- 62.74%
        Federal Agricultural Mtg Corp., 6.71% due 7/28/2014                                 200,000         223,844
        Federal Farm Credit Bank, 5.875% due 7/28/2008                                    1,900,000       1,905,582
        Federal Farm Credit Bank, 5.87% due 9/2/2008                                      1,300,000       1,307,951
        Federal Farm Credit Bank, 5.35% due 12/11/2008                                      200,000         202,479
        Federal Farm Credit Bank, 5.80% due 3/19/2009                                       300,000         306,439
        Federal Farm Credit Bank, 6.75% due 7/7/2009                                        350,000         363,981
        Federal Farm Credit Bank, 6.06% due 5/28/2013                                       240,000         259,565
        Federal Home Loan Bank, 5.48% due 1/8/2009                                        1,250,000       1,268,143
        Federal Home Loan Bank, 5.985% due 4/9/2009                                       1,000,000       1,024,128
        Federal Home Loan Bank, 5.79% due 4/27/2009                                         200,000         204,821
        Federal Home Loan Bank, 5.125% due 4/29/2009                                      1,750,000       1,782,952
        Federal Home Loan Bank, 4.125% due 8/13/2010                                      7,000,000       7,095,957
        Federal Home Loan Mtg Corp., 5.50% due 3/28/2016                                  1,190,000       1,212,098
        Federal  Home  Loan Mtg  Corp.,  CMO  Series  00246,  5.50% due
        5/15/2034                                                                         1,338,530       1,359,914
        Federal  Home Loan Mtg Corp.,  CMO Series 1321 Class TE,  7.00%
        due 8/15/2022                                                                       854,416         854,416
        Federal  Home Loan Mtg Corp.,  CMO  Series  1616 Class E, 6.50%
        due 11/15/2008                                                                      113,733         114,334
        Federal  Home Loan Mtg Corp.,  CMO Series 2509 Class TV,  5.50%
        due 4/15/2022                                                                     2,500,000       2,511,388
        Federal  Home Loan Mtg Corp.,  CMO Series 2592 Class PD,  5.00%
        due 7/15/2014                                                                       720,100         723,647
        Federal  Home Loan Mtg Corp.,  CMO Series 2628 Class DQ,  3.00%
        due 11/15/2017                                                                      851,389         813,994
        Federal  Home Loan Mtg Corp.,  CMO Series 2649 Class QH,  4.50%
        due 7/15/2018                                                                     1,000,000         984,136
        Federal  Home Loan Mtg Corp.,  CMO Series 2744 Class JG,  5.00%
        due 8/15/2032                                                                     1,500,000       1,466,800
        Federal  Home Loan Mtg Corp.,  CMO Series 2764 Class UE,  5.00%
        due 10/15/2032                                                                    2,000,000       1,967,034
        Federal  Home Loan Mtg Corp.,  CMO Series 2802 Class NE,  5.00%
        due 2/15/2033                                                                     1,470,000       1,443,625
        Federal  Home Loan Mtg Corp.,  CMO Series 2814 Class GB,  5.00%
        due 6/15/2019                                                                     1,120,977       1,094,716
        Federal  Home Loan Mtg Corp.,  CMO Series 2825 Class VP,  5.50%
        due 6/15/2015                                                                     1,442,555       1,471,483
        Federal  Home Loan Mtg Corp.,  CMO Series 2901 Class UB,  5.00%
        due 3/15/2033                                                                     2,400,000       2,340,338
        Federal  Home Loan Mtg Corp.,  CMO Series 2943 Class HE,  5.00%
        due 3/15/2033                                                                     1,965,000       1,919,817
        Federal  Home Loan Mtg Corp.,  CMO Series 3067 Class PJ,  5.50%
        due 7/15/2031                                                                     3,000,000       3,022,541
        Federal  Home Loan Mtg Corp.,  CMO Series 3068 Class VA,  5.50%
        due 10/15/2016                                                                    1,627,941       1,658,738
        Federal  Home Loan Mtg Corp.,  CMO Series 3078 Class PC,  5.50%
        due 11/15/2030                                                                    2,250,000       2,266,276
        Federal  Home Loan Mtg Corp.,  CMO Series 3138 Class PC,  5.50%
        due 6/15/2032                                                                     5,000,000       5,034,764
        Federal  Home Loan Mtg Corp.,  CMO Series 3184 Class PC,  5.50%
        due 8/15/2032                                                                       535,000         535,561
        Federal  Home Loan Mtg Corp.,  CMO Series 3192 Class GB,  6.00%
        due 1/15/2031                                                                     1,000,000       1,021,996
        Federal  Home Loan Mtg Corp.,  CMO Series 3216 Class NA,  6.00%
        due 5/15/2028                                                                     1,805,411       1,840,678
        Federal  Home Loan Mtg Corp.,  CMO Series 3319 Class PA,  5.50%
        due 8/15/2030                                                                       926,231         945,477
        Federal  Home Loan Mtg Corp.,  CMO Series 3320 Class TC,  5.50%
        due 10/15/2032                                                                    2,000,000       2,004,103
        Federal  Home Loan Mtg Corp.,  CMO Series 3331 Class PB,  6.00%
        due 1/15/2031                                                                     2,000,000       2,048,445
        Federal  Home Loan Mtg Corp.,  CMO Series R003 Class VA,  5.50%
        due 8/15/2016                                                                     1,427,390       1,452,110
        Federal  Home Loan Mtg Corp.,  CMO Series R012 Class AB,  5.50%
        due 12/15/2020                                                                    3,396,109       3,378,698
        Federal Home Loan Mtg Corp., Pool # 141412, 8.50% due 4/1/2017                       36,191          38,995
        Federal Home Loan Mtg Corp., Pool # 1N1736, 5.43% due 4/1/2037                    2,018,193       2,042,419
        Federal  Home  Loan  Mtg  Corp.,  Pool  #  252986,  10.75%  due
        4/1/2010                                                                              9,842          10,186
        Federal  Home  Loan  Mtg  Corp.,  Pool  #  298107,  10.25%  due
        8/1/2017                                                                             23,526          26,555
        Federal  Home  Loan  Mtg  Corp.,  Pool  #  C90041,   6.50%  due
        11/1/2013                                                                            24,193          24,921
        Federal Home Loan Mtg Corp., Pool # D37120, 7.00% due 7/1/2023                       31,741          33,463
        Federal Home Loan Mtg Corp., Pool # E49074, 6.50% due 7/1/2008                          235             235
        Federal National Mtg Assoc, 5.125% due 12/8/2008                                  3,665,000       3,705,813
        Federal  National Mtg Assoc CMO Series  1993-122 Class D, 6.50%
        due 6/25/2023                                                                        32,514          32,793
        Federal  National Mtg Assoc CMO Series  1993-32  Class H, 6.00%
        due 3/25/2023                                                                        96,544          98,297
        Federal  National Mtg Assoc CMO Series  2003-92 Class KH, 5.00%
        due 3/25/2032                                                                     2,000,000       1,964,032
        Federal  National Mtg Assoc CMO Series  2004-35 Class CA, 4.00%
        due 12/25/2017                                                                    1,791,929       1,769,292
        Federal  National Mtg Assoc CMO Series  2007-42 Class YA, 5.50%
        due 1/25/2036                                                                     2,547,692       2,543,126
        Federal  National Mtg Assoc CMO Series  2007-65 Class PB, 6.00%
        due 10/25/2032                                                                    2,916,000       2,953,712
        Federal  National Mtg Assoc CMO Series  2007-79 Class MB, 5.50%
        due 12/25/2030                                                                    1,000,000       1,012,192
        Federal  National Mtg Assoc CPI Floating Rate Note,  5.122% due
        2/17/2009                                                                         3,000,000       3,032,730
        Federal  National  Mtg Assoc  REMIC  Series  2006-B1  Class AB,
        6.00% due 6/25/2016                                                               2,910,330       2,946,679
        Federal National Mtg Assoc, Pool # 044003, 8.00% due 6/1/2017                        31,457          33,501
        Federal National Mtg Assoc, Pool # 050811, 7.50% due 12/1/2012                       22,906          23,837
        Federal National Mtg Assoc, Pool # 050832, 7.50% due 6/1/2013                        29,758          30,949
        Federal National Mtg Assoc, Pool # 076388, 9.25% due 9/1/2018                        64,375          70,317
        Federal National Mtg Assoc, Pool # 077725, 9.75% due 10/1/2018                        1,363           1,375
        Federal National Mtg Assoc, Pool # 100286, 7.50% due 8/1/2009                        11,198          11,305
        Federal National Mtg Assoc, Pool # 112067, 9.50% due 10/1/2016                       24,563          26,969
        Federal National Mtg Assoc, Pool # 156156, 8.50% due 4/1/2021                        16,852          17,593
        Federal National Mtg Assoc, Pool # 190555, 7.00% due 1/1/2014                        22,003          22,859
        Federal National Mtg Assoc, Pool # 190703, 7.00% due 3/1/2009                         2,124           2,128
        Federal National Mtg Assoc, Pool # 190836, 7.00% due 6/1/2009                         6,100           6,125
        Federal National Mtg Assoc, Pool # 250387, 7.00% due 11/1/2010                       19,869          20,252
        Federal National Mtg Assoc, Pool # 251759, 6.00% due 5/1/2013                        45,782          46,969
        Federal National Mtg Assoc, Pool # 252648, 6.50% due 5/1/2022                       130,040         135,181
        Federal National Mtg Assoc, Pool # 303383, 7.00% due 12/1/2009                        1,801           1,823
        Federal National Mtg Assoc, Pool # 312663, 7.50% due 6/1/2010                        12,264          12,493
        Federal National Mtg Assoc, Pool # 323706, 7.00% due 2/1/2009                         2,351           2,365
        Federal National Mtg Assoc, Pool # 334996, 7.00% due 2/1/2011                        18,154          18,527
        Federal National Mtg Assoc, Pool # 342947, 7.25% due 4/1/2024                       260,332         276,451
        Federal National Mtg Assoc, Pool # 373942, 6.50% due 12/1/2008                          611             637
        Federal National Mtg Assoc, Pool # 384243, 6.10% due 10/1/2011                      594,866         607,851
        Federal National Mtg Assoc, Pool # 384746, 5.86% due 2/1/2009                     1,014,604       1,023,218
        Federal National Mtg Assoc, Pool # 385714, 4.70% due 1/1/2010                     3,048,082       3,048,296
        Federal National Mtg Assoc, Pool # 406384, 8.25% due 12/1/2024                      124,585         132,426
        Federal National Mtg Assoc, Pool # 443909, 6.50% due 9/1/2018                        94,062          97,309
        Federal National Mtg Assoc, Pool # 516363, 5.00% due 3/1/2014                       133,196         133,760
        Federal National Mtg Assoc, Pool # 555207, 7.00% due 11/1/2017                       40,610          42,106
        Federal National Mtg Assoc, Pool # 895572, 5.656% due 6/1/2036                    3,003,805       3,067,221
        Government  National  Mtg Assoc CMO  Series  2001-65  Class PG,
        6.00% due 7/20/2028                                                                  47,761          47,754
        Government  National  Mtg  Assoc,  Pool  #  000623,  8.00%  due
        9/20/2016                                                                            43,895          46,428
        Government  National  Mtg  Assoc,  Pool  #  369693,  7.00%  due
        1/15/2009                                                                             9,249           9,298
        Government  National  Mtg  Assoc,  Pool  #  409921,  7.50%  due
        8/15/2010                                                                            13,964          14,253
        Government  National  Mtg  Assoc,  Pool  #  410240,  7.00%  due
        12/15/2010                                                                           16,963          17,335
        Government  National  Mtg  Assoc,  Pool  #  410271,  7.50%  due
        8/15/2010                                                                            19,563          20,047
        Government  National  Mtg  Assoc,  Pool  #  410846,  7.00%  due
        12/15/2010                                                                           31,739          32,415
        Government  National  Mtg  Assoc,  Pool  #  430150,  7.25%  due
        12/15/2026                                                                           29,953          31,822
        Government  National  Mtg  Assoc,  Pool  #  453928,  7.00%  due
        7/15/2017                                                                            54,897          58,140
        Government  National  Mtg  Assoc,  Pool  #  780063,  7.00%  due
        9/15/2008                                                                                97              98
        Government  National  Mtg  Assoc,  Pool  #  780448,  6.50%  due
        8/15/2011                                                                            46,598          48,609
        Overseas Private Investment Corp., 4.10% due 11/15/2014 (1)                       1,627,200       1,597,260
        Private Export Funding Corp., 5.685% due 5/15/2012                                5,000,000       5,304,285
        Private Export Funding Corp., 4.974% due 8/15/2013                                2,700,000       2,783,360
        Tennessee Valley Authority, 4.75% due 8/1/2013                                    3,000,000       3,075,871
        United States Department of Housing & Urban Development,  3.51%
        due 8/1/2008                                                                        850,000         850,968

    TOTAL U.S. GOVERNMENT AGENCIES (Cost $106,218,206)                                                  106,520,195

    SHORT TERM INVESTMENTS -- 4.12%
        Federal Home Loan Bank - Discount Note, 2.00% due 7/1/2008                        7,000,001       7,000,001

    TOTAL SHORT TERM INVESTMENTS (Cost $7,000,001)                                                        7,000,001


    TOTAL INVESTMENTS -- 98.96% (Cost $166,444,679)                                                 $   168,022,716


    OTHER ASSETS LESS LIABILITIES -- 1.04%                                                                1,762,366


    NET ASSETS -- 100.00%                                                                           $   169,785,082



Footnote Legend
 (1) Security currently fair valued by the Valuation & Pricing Committee using factors approved by the Board of Trustees.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
CMO        Collateralized Mortgage Obligation.
CPI        Consumer Price Index
Mtg        Mortgage
REMIC      Real Estate Mortgage Investment Conduit


Notes to Schedule of Investments:

Valuation of Investments: Debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, indications as to value from dealers and general market conditions. Obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the Trust's valuation and pricing committee determines a fair value for the security using factors approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the Trust's valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation. A debt obligation's market value may be deemed unreliable by the Fund's management if management believes that the price is stale, does not reflect material factors affecting the issuer of the obligation, or is significantly different than the price the Fund is likely to obtain if it sought a bid for the obligation.

Other Notes: Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Semi-Annual Report.







SCHEDULE OF INVESTMENTS                                                                        (UNAUDITED)

Thornburg Limited Term Income Fund                                                                    June 30, 2008

CUSIPS: CLASS A - 885-215-509, CLASS C - 885-215-764, CLASS I - 885-215-681, CLASS R3 - 885-215-483
NASDAQ SYMBOLS: CLASS A - THIFX, CLASS C - THICX, CLASS I - THIIX, CLASS R3 - THIRX

                                                                       Credit Rating+    Principal
Security Name                                                             Moody's/S&P      Amount            Value

    U.S. TREASURY SECURITIES -- 1.75%
        United States Treasury Notes, 5.125% due 5/15/2016                  Aaa/AAA    $  1,000,000  $    1,090,820
        United States Treasury Notes, 4.875% due 8/15/2016                  Aaa/AAA       4,000,000       4,288,438

    TOTAL U.S. TREASURY SECURITIES (Cost $5,025,776)                                                      5,379,258

    U.S. GOVERNMENT AGENCIES -- 6.61%
        Federal Home Loan Bank, 5.835% due 7/15/2008                        Aaa/AAA         300,000         300,470
        Federal Home Loan Bank, 5.085% due 10/7/2008                        Aaa/AAA         250,000         251,812
        Federal Home Loan Bank, 5.038% due 10/14/2008                       Aaa/AAA         200,000         201,521
        Federal Home Loan Bank, 5.365% due 12/11/2008                       Aaa/AAA          75,000          75,928
        Federal Home Loan Bank, 4.50% due 12/15/2008                        Aaa/AAA       3,000,000       3,026,155
        Federal Home Loan Bank, 5.985% due 4/9/2009                         Aaa/AAA          85,000          87,051
        Federal  Home Loan Mtg Corp.,  CMO Series 2814 Class GB,  5.00%
        due 6/15/2019                                                       Aaa/AAA       1,120,977       1,094,716
        Federal  Home Loan Mtg Corp.,  CMO Series 3192 Class GB,  6.00%
        due 1/15/2031                                                       Aaa/AAA       2,000,000       2,043,991
        Federal National Mtg Assoc, 6.00% due 12/1/2008                     Aaa/AAA           5,239           5,375
        Federal National Mtg Assoc, 8.00% due 12/1/2009                     Aaa/AAA          12,343          12,610
        Federal National Mtg Assoc, 7.00% due 3/1/2011                      Aaa/AAA          12,680          12,916
        Federal National Mtg Assoc, 6.42% due 4/1/2011                      Aaa/AAA       2,286,453       2,280,035
        Federal National Mtg Assoc, 5.095% due 12/1/2011                    Aaa/AAA         121,163         121,991
        Federal National Mtg Assoc, 7.491% due 8/1/2014                     Aaa/AAA          28,396          28,789
        Federal  National Mtg Assoc CMO Series  2003-64 Class EC, 5.50%
        due 5/25/2030                                                       Aaa/AAA         403,964         408,128
        Federal  National Mtg Assoc CMO Series  2007-65 Class PB, 6.00%
        due 10/25/2032                                                      Aaa/AAA       3,000,000       3,038,799
        Federal  National Mtg Assoc CPI Floating Rate Note,  5.122% due
        2/17/2009                                                           Aaa/AAA       5,000,000       5,054,550
        Government  National  Mtg  Assoc,  Pool  #  003007,  8.50%  due
        11/20/2015                                                          Aaa/AAA          22,656          24,199
        Government  National  Mtg  Assoc,  Pool #  827148,  5.375%  due
        2/20/2024                                                           Aaa/AAA          36,805          37,274
        Small Business Administration, 4.638% due 2/10/2015                 Aaa/AAA       2,224,553       2,180,277

    TOTAL U.S. GOVERNMENT AGENCIES (Cost $20,253,650)                                                    20,286,587

    ASSET BACKED SECURITIES -- 10.87%
    BANKS -- 2.66%
      Commercial Banks -- 2.39%
        Wachovia Bank  Commercial Mtg Trust Series  2005-C21 Class A-4,
        5.384% due 10/15/2044                                               Aaa/AAA       5,000,000       4,822,072
        Wells Fargo Asset  Securities  Corp.  Series 2005-AR2 Class B1,
        4.544% due 2/25/2035                                                Aa2/AA          999,197         747,673
        Wells Fargo Asset  Securities  Corp.  Series 2005-AR2 Class B1,
        4.686% due 3/25/2035                                                 NR/NR        1,070,950         803,977
        Wells  Fargo Mtg Backed  Securities  Series  2005-3  Class-A10,
        5.50% due 5/25/2035                                                 Aaa/NR          981,898         976,991
      Thrifts & Mortgage Finance -- 0.27%
        Washington   Mutual  Series  05-AR4,   Class-A4b,   4.669%  due
        4/25/2035                                                           Aaa/AAA         830,000         818,590
    CONSUMER SERVICES -- 2.06%
      Hotels Restaurants & Leisure -- 2.06%
        Dunkin 2006-1 Class A2, 5.779% due 6/20/2031                        Aa3/AA        4,000,000       3,680,600
        IHOP  Franchising  LLC  Series  2007-1A  Class A1,  5.144%  due
        3/20/2037 (1)                                                      Baa2/BBB-      3,000,000       2,640,000

                                                                                                          6,320,600
    DIVERSIFIED FINANCIALS -- 6.15%
      Capital Markets -- 2.93%
        Bear  Stearns  Mtg  Series   2004-3  Class  1-A2,   4.676%  due
        7/25/2034                                                           Aaa/AAA         543,281         489,904
        GSR Mtg Loan Trust  Series  2004-3F  Class  2-A10,  11.048% due
        2/25/2034                                                           NR/AAA          648,555         585,603
        Legg Mason Mtg Capital Corp., 4.558% due 6/1/2009                    NR/NR        1,714,286       1,714,286
        Merrill Lynch Mtg Investors, 4.232% due 8/25/2034                    NR/AA          993,325         778,509
        Merrill  Lynch Mtg  Investors,  Series 2003 E Class B3,  3.983%
        due 10/25/2028 (1)                                                   A2/A+        1,612,904       1,366,936
        Salomon  Brothers  Mtg Secs  VII Mtg  Series  1999-C1  Class D,
        7.273% due 5/18/2032                                                Aaa/NR        4,000,000       4,081,105
      Diversified Financial Services -- 3.22%
        Banc  America  Mtg Secs,  Inc.  Series 2005 A Class B1 Floating
        Rate Note, 4.87% due 2/25/2035                                       NR/NR        2,928,907       2,303,585
        Citigroup  Commercial  Mtg  Trust  Series  2004-HYB2  Class B1,
        5.118% due 3/25/2034                                                Aa2/AA          756,170         637,073
        Countrywide  Home  Loan  Series  2004  Class  1-A,  5.661%  due
        7/20/2034                                                           Aaa/AAA         981,028         965,945
        FNBC Trust Series 1993 A, 8.08% due 1/5/2018                        Aa3/AA-       1,040,163       1,233,987
        J P Morgan  Chase  Commercial  Mtg  Series  2004-C3  Class A-5,
        4.878% due 1/15/2042                                                Aaa/NR        5,000,000       4,744,290

                                                                                                         18,901,223

    TOTAL ASSET BACKED SECURITIES (Cost $35,192,210)                                                     33,391,126

    CORPORATE BONDS -- 58.61%
    AUTOMOBILES & COMPONENTS -- 0.80%
      Automobiles -- 0.80%
        Harley Davidson Funding Corp. Series C, 6.80% due 6/15/2018          A1/A         2,500,000       2,470,085

                                                                                                          2,470,085

    BANKS -- 4.43%
      Commercial Banks -- 4.43%
        Fifth Third Bank, Cincinnati Ohio, 3.375% due 8/15/2008             Aa2/AA-       2,500,000       2,491,800
        Household Finance Corp., 6.40% due 9/15/2009                        Aa3/AA-         400,000         404,530
        Household  Finance  Corp.  CPI  Floating  Rate Note,  5.31% due
        8/10/2009                                                           Aa3/AA-       5,000,000       4,884,900
        National City Bank, 7.25% due 7/15/2010                              Wr/A         2,000,000       1,891,744
        National Westminster Bank, 7.375% due 10/1/2009                     Aa2/AA-         715,000         735,336
        Nations Bank Corp., 7.23% due 8/15/2012                             Aa2/AA          250,000         263,065
        Sovereign Bank, 5.125% due 3/15/2013                               Baa1/BBB         400,000         318,886
        Suntrust Bank Atlanta, GA, 5.20% due 1/17/2017                      Aa3/A+          400,000         359,571
        US Bank, 6.30% due 7/15/2008                                        Aa2/AA          400,000         400,370
        Whitney National Bank, 5.875% due 4/1/2017                          A3/BBB        2,000,000       1,857,148

                                                                                                         13,607,350

    CAPITAL GOODS -- 5.51%
      Electrical Equipment -- 0.61%
        Emerson Electric Co., 5.75% due 11/1/2011                            A2/A      $    800,000  $      832,406
        Hubbell Inc., 6.375% due 5/15/2012                                   A3/A+        1,000,000       1,048,819
      Industrial Conglomerates -- 2.15%
        General Electric Capital Corp., 7.75% due 6/9/2009                  Aaa/AAA         200,000         205,002
        General Electric Capital Corp., 7.375% due 1/19/2010                Aaa/AAA         400,000         420,534
        General Electric Capital Corp.  Floating Rate Note,  2.896% due
        12/15/2009                                                          Aaa/AAA       1,000,000         996,577
        General Electric Capital Corp.  Floating Rate Note,  2.936% due
        3/2/2009                                                            Aaa/AAA       5,000,000       4,968,900
      Machinery -- 2.75%
        General American Railcar Corp., 6.69% due 9/20/2016                 A3/AA-          175,700         198,398
        Illinois  Tool  Works  Cupids   Financing   Trust,   6.55%  due
        12/31/2011                                                          Aa3/NR        5,000,000       5,227,895
        Pentair, Inc., 7.85% due 10/15/2009                                Baa3/BBB       3,000,000       3,034,293


                                                                                                         16,932,824

    COMMERCIAL SERVICES & SUPPLIES -- 1.08%
      Commercial Services & Supplies -- 1.08%
        Science Applications International Corp., 6.25% due 7/1/2012         A3/A-        1,000,000       1,037,797
        Waste Management, Inc., 6.875% due 5/15/2009                       Baa3/BBB         725,000         739,304
        Waste Management, Inc., 7.375% due 8/1/2010                        Baa3/BBB         500,000         522,290
        Waste Management, Inc., 6.50% due 11/15/2008                       Baa3/BBB       1,000,000       1,010,480


                                                                                                          3,309,871

    CONSUMER DURABLES & APPAREL -- 0.76%
      Textiles, Apparel & Luxury Goods -- 0.76%
        Nike, Inc., 5.15% due 10/15/2015                                     A1/A+        2,315,000       2,324,225


                                                                                                          2,324,225

    DIVERSIFIED FINANCIALS -- 9.54%
      Capital Markets -- 3.32%
        Bear Stearns Co., Inc., 4.50% due 10/28/2010                       Baa1/AA-       1,500,000       1,481,238
        Lehman Brothers Holdings, Inc., 6.00% due 7/19/2012                  A1/A         1,500,000       1,452,220
        Lehman Brothers Holdings, Inc., 5.625% due 1/24/2013                 A1/A         2,800,000       2,650,214
        Lehman Brothers Holdings, Inc., 3.50% due 8/7/2008                   A1/A           700,000         698,822
        Merrill Lynch & Co., 4.125% due 9/10/2009                            A1/A         2,000,000       1,976,112
        Merrill Lynch & Co. Floating Rate Note, 2.561% due 8/14/2009         A1/A         2,000,000       1,941,070
      Consumer Finance -- 3.41%
        American Express Credit Corp., 5.875% due 5/2/2013                  Aa3/A+        2,500,000       2,485,440
        American General Finance Corp., 4.625% due 9/1/2010                  A1/A+          200,000         193,782
        American Honda Finance Corp., 5.125% due 12/15/2010                 Aa3/A+        1,500,000       1,545,368
        SLM Corp. Floating Rate Note, 2.49% due 9/15/2008                  Baa2/BBB-      1,675,000       1,650,222
        SLM Corp. Floating Rate Note, 3.13% due 7/25/2008                  Baa2/BBB-      3,000,000       2,989,830
        Toyota Motor Credit Corp., 2.875% due 8/1/2008                      Aaa/AAA         800,000         799,805
        Toyota Motor Credit Corp., 4.35% due 12/15/2010                     Aaa/AAA         800,000         817,455
      Diversified Financial Services -- 2.81%
        Bank of America Institutional Series B, 7.70% due 12/31/2026        Aa3/A+        2,000,000       1,965,042
        JP Morgan Chase Co., 4.50% due 11/15/2010                           Aa2/AA-       1,465,000       1,461,673
        JP  Morgan  Chase  Co.  CPI  Floating  Rate  Note,   5.67%  due
        6/28/2009                                                           Aa2/AA-       5,000,000       5,187,010

                                                                                                         29,295,303

    ENERGY -- 2.55%
      Energy Equipment & Services -- 0.65%
        Detroit  Edison  Corporate  Senior  Note  Series  D,  5.40% due
        8/1/2014                                                             A3/A-        2,000,000       1,985,822
      Oil, Gas & Consumable Fuels -- 1.90%
        Chevron Phillips Chemical, 7.00% due 3/15/2011                     Baa1/BBB+        500,000         525,639
        Enbridge, Inc., 5.80% due 6/15/2014                                 Baa1/A-       2,000,000       1,987,244
        Energy Transfer Partners LP, 6.00% due 7/1/2013                    Baa3/BBB-      1,000,000       1,008,987
        Enterprise Products Participating LP, 7.50% due 2/1/2011           Baa3/BBB-        250,000         261,889
        Murphy Oil Corp., 6.375% due 5/1/2012                              Baa3/BBB         750,000         768,978
        Phillips Petroleum Co., 9.375% due 2/15/2011                         A1/A           900,000       1,009,610
        Phillips Petroleum Co., 8.75% due 5/25/2010                          A1/A           250,000         272,063

                                                                                                          7,820,232

    FOOD & STAPLES RETAILING -- 0.30%
      Food & Staples Retailing -- 0.30%
        Wal-Mart Stores, Inc., 6.875% due 8/10/2009                         Aa2/AA          900,000         933,085

                                                                                                            933,085

    FOOD, BEVERAGE & TOBACCO  -- 2.12%
      Beverages -- 0.69%
        Anheuser Busch Co., Inc., 4.375% due 1/15/2013                       A2/A         2,000,000       1,899,988
        Coca Cola Co., 5.75% due 3/15/2011                                  Aa3/A+          200,000         209,679
      Food Products -- 1.11%
        Conagra, Inc., 7.875% due 9/15/2010                                Baa2/BBB+        100,000         105,708
        General Mills, 5.20% due 3/17/2015                                 Baa1/BBB+      1,000,000         976,286
        General Mills, 5.50% due 1/12/2009                                 Baa1/BBB+        300,000         301,487
        Kraft Foods, Inc., 6.00% due 2/11/2013                             Baa2/BBB+      2,000,000       2,020,644
      Tobacco -- 0.32%
        UST, Inc., 5.75% due 3/1/2018                                        A3/A         1,000,000         994,061

                                                                                                          6,507,853

    HEALTH CARE EQUIPMENT & SERVICES -- 0.97% Health Care Equipment & Supplies
      -- 0.66%
        Covidien   International   Finance   Senior  Note,   6.00%  due
        10/15/2017                                                           NR/NR        2,000,000       2,024,186
      Health Care Providers & Services -- 0.31%
        Unitedhealth Group, Inc., 6.00% due 2/15/2018                       Baa1/A-       1,000,000         967,333


                                                                                                          2,991,519

    INSURANCE -- 8.89%
      Insurance -- 8.89%
        American International Group, Inc., 5.85% due 1/16/2018             Aa3/AA-       1,000,000         936,853
        Berkshire  Hathaway  Finance  Corp.  Senior  Note,  4.625%  due
        10/15/2013                                                          Aaa/AAA       1,000,000       1,003,345
        Genworth Life Institutional Fund, 5.875% due 5/3/2013               Aa3/AA-       1,000,000         985,123
        Hartford  Financial  Services Group,  Inc. Senior Note,  4.625%
        due 7/15/2013                                                        A2/A         1,000,000         956,015
        International Lease Finance Corp., 5.00% due 9/15/2012               A1/A+        2,000,000       1,735,178
        International Lease Finance Corp., 4.55% due 10/15/2009              A1/A+        2,500,000       2,429,050
        International  Lease Finance Corp.  Floating Rate Note,  3.113%
        due 1/15/2010                                                        A1/A+        4,050,000       3,807,644
        Liberty Mutual Group, Inc., 5.75% due 3/15/2014                    Baa2/BBB       1,000,000         965,314
        Lincoln National Corp., 4.75% due 2/15/2014                          A3/A+        1,000,000         955,875
        Pacific Life Global  Funding CPI Floating Rate Note,  6.16% due
        2/6/2016                                                            Aa3/AA        8,000,000       8,085,200
        Principal Financial Group Australia, 8.20% due 8/15/2009             A2/A           700,000         723,283
        Principal Life Global Funding, 4.40% due 10/1/2010                  Aa2/AA        4,000,000       3,984,108
        UnumProvident Corp., 7.625% due 3/1/2011                            Ba1/BB+         691,000         717,539


                                                                                                         27,284,527

    MATERIALS -- 1.70%
      Chemicals -- 1.08%
        Dow Chemical Co., 5.75% due 12/15/2008                               A3/A-          350,000         352,639
        E.I. du Pont de Nemours & Co., 5.00% due 1/15/2013                   A2/A         1,000,000       1,008,439
        E.I. du Pont de Nemours & Co., 4.75% due 11/15/2012                  A2/A         1,000,000       1,006,214
        E.I. du Pont de Nemours & Co., 4.125% due 3/6/2013                   A2/A           325,000         316,025
        Lubrizol Corp. Senior Note, 5.875% due 12/1/2008                   Baa3/BBB-        635,000         639,717
      Metals & Mining -- 0.62%
        BHP Billiton Finance, 5.40% due 3/29/2017                            A1/A+        2,000,000       1,909,006


                                                                                                          5,232,040

    MEDIA -- 2.23%
      Media -- 2.23%
        AOL Time Warner, Inc., 6.75% due 4/15/2011                         Baa2/BBB+        750,000         766,710
        Comcast Corp., 6.30% due 11/15/2017                                Baa2/BBB+      1,000,000         990,999
        Thomson Corp., 4.25% due 8/15/2009                                  Baa1/A-       2,900,000       2,880,541
        Thomson Reuters Corp, 5.95% due 7/15/2013                           Baa1/A-       2,000,000       2,008,040
        Time Warner, Inc., 8.05% due 1/15/2016                             Baa2/BBB+        200,000         210,717


                                                                                                          6,857,007

    MISCELLANEOUS -- 1.16%
      Miscellaneous -- 1.16%
        Stanford University, 5.85% due 3/15/2009                            Aaa/NR        3,500,000       3,558,523


                                                                                                          3,558,523

    PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES  -- 0.75%
      Pharmaceuticals -- 0.75%
        Abbott Labs, 3.75% due 3/15/2011                                     A1/AA          500,000         498,539
        Tiers  Inflation   Linked  Trust  Series  Wyeth  2004-21  Trust
        Certificate CPI Floating Rate Note, 5.831% due 2/1/2014             Baa1/A+       2,000,000       1,789,160


                                                                                                          2,287,699

    RETAILING -- 0.83%
      Specialty Retail -- 0.83%
        Best Buy Co., Inc., 6.75% due 7/15/2013                            Baa2/BBB       2,500,000       2,532,730


                                                                                                          2,532,730

    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.88%
      Semiconductors & Semiconductor Equipment -- 1.88%
        KLA Tencor Corp. Senior Note, 6.90% due 5/1/2018                   Baa1/BBB       2,000,000       1,960,732
        National Semiconductor Corp Senior Note, 3.026% due 6/15/2010      Baa1/BBB       4,000,000       3,799,388


                                                                                                          5,760,120

    SOFTWARE & SERVICES -- 0.75%
      Information Technology  Services  -- 0.75%
        Computer Sciences Corp., 6.25% due 3/15/2009                        Baa1/A-         300,000         301,711
        Computer Sciences Corp. 144A, 5.50% due 3/15/2013                   Baa1/A-       1,000,000         986,084
        Electronic Data Systems Corp., 6.50% due 8/1/2013                  Baa3/BBB-      1,000,000       1,027,067


                                                                                                          2,314,862

    TECHNOLOGY HARDWARE & EQUIPMENT -- 0.81%
      Communications Equipment -- 0.65%
        Cisco Systems, Inc., 5.25% due 2/22/2011                             A1/A+        1,000,000       1,029,589
        Corning, Inc., 6.05% due 6/15/2015                                 Baa1/BBB+      1,000,000         980,042
      Electronic Equipment & Instruments -- 0.16%
        Jabil Circuit, Inc., 5.875% due 7/15/2010                           Ba1/BB+         500,000         488,125


                                                                                                          2,497,756

    TELECOMMUNICATION SERVICES -- 1.13%
      Diversified Telecommunication Services -- 1.13%
        Verizon Communications, Inc., 6.10% due 4/15/2018                    A3/A           500,000         496,388
        Verizon Communications, Inc., 5.25% due 4/15/2013                    A3/A         3,000,000       2,982,738


                                                                                                          3,479,126

    TRANSPORTATION -- 0.05%
      Airlines -- 0.05%
        Continental   Airlines  Series  1997-4  Class  4-A,  6.90%  due
        1/2/2018                                                           Baa2/BBB+        157,888         145,651


                                                                                                            145,651

    UTILITIES -- 10.37%
      Electric Utilities -- 7.94%
        AEP Texas Central Transition Bond A1, 4.98% due 1/1/2010            Aaa/AAA       1,688,912       1,706,857
        Appalachian Power Co., 6.60% due 5/1/2009 (Insured: MBIA)            A2/AA          175,000         177,911
        Commonwealth Edison Co., 4.74% due 8/15/2010                       Baa2/BBB         975,000         971,269
        Commonwealth Edison Co. Series 108, 5.80% due 3/15/2018            Baa2/BBB       1,000,000         976,174
        Duke Energy, 5.25% due 1/15/2018                                     A2/A         1,000,000         986,866
        E. On, 5.80% due 4/30/2018                                           A2/A         2,000,000       1,962,014
        Entergy Gulf States, Inc., 5.12% due 8/1/2010                      Baa3/BBB+      1,800,000       1,791,381
        Entergy Gulf States, Inc., 5.70% due 6/1/2015                      Baa3/BBB+      2,300,000       2,225,162
        Florida Power & Light Co., 5.55% due 11/1/2017                       Aa3/A        1,000,000       1,016,071
        Great  River  Energy   Series   2007-A,   5.829%  due  7/1/2017
        (Insured: MBIA)                                                     A2/AAA        4,365,000       4,334,227
        Gulf Power Co., 4.35% due 7/15/2013                                  A2/A           925,000         907,134
        Korea Southern Power Co. Series 144A, 5.375% due 4/18/2013           A1/A-        1,000,000         984,148
        Madison Gas & Electric Co., 6.02% due 9/15/2008                     Aa3/AA-         950,000         953,422
        MP Environmental, 4.982% due 7/1/2014 (1)                           Aaa/AAA       4,452,626       4,408,099
        PPL Energy Supply LLC, 6.50% due 5/1/2018                          Baa2/BBB       1,000,000         976,672
      Gas Utilities -- 0.21%
        Questar Pipeline Co., 6.05% due 12/1/2008                            A3/A-          425,000         428,105
        Southern California Gas Co., 4.375% due 1/15/2011                    A1/NR          225,000         225,023
      Multi-utilities -- 2.22%
        Northern States Power Co., 4.75% due 8/1/2010                        A2/A         2,825,000       2,862,815
        Union Electric Co., 6.70% due 2/1/2019                             Baa1/BBB         500,000         506,461
        Union Electric Co., 4.65% due 10/1/2013                            Baa1/BBB       2,000,000       1,902,652
        Wisconsin Energy Corp., 5.50% due 12/1/2008                         A3/BBB+         350,000         352,569
        Wisconsin Public Service Corp., 6.125% due 8/1/2011                 Aa3/A+        1,150,000       1,203,575


                                                                                                         31,858,607


    TOTAL CORPORATE BONDS (Cost $180,807,871)                                                           180,000,995


    MUNICIPAL BONDS -- 19.04%
        Amelia  County IDA,  4.80% due  4/1/2027  put  4/1/2010  (Waste
        Management) (AMT)                                                   NR/BBB        1,000,000         992,480
        American Campus Properties Student Housing,  7.38% due 9/1/2012
        (Insured: MBIA)                                                      A2/AA        2,975,000       3,133,657
        American  Fork City Utah Sales,  4.89% due  3/1/2012  (Insured:
        FSA)                                                                Aaa/AAA         300,000         300,720
        American  Fork City Utah Sales,  5.07% due  3/1/2013  (Insured:
        FSA)                                                                Aaa/AAA         120,000         120,190
        Austin Texas  Electric  Utility  System  Refunding,  5.218% due
        11/15/2017 (Insured: Assured Guaranty)                              Aaa/AAA       1,000,000         987,320
        Brockton MA Taxable  Economic  Development  Series A, 6.45% due
        5/1/2017 (Insured: FGIC)                                             A2/A           150,000         159,038
        California State, 5.168% due 10/1/2037                               A1/A+        2,000,000       2,017,640
        Cleveland Cuyahoga County Ohio, 6.10% due 5/15/2013                 NR/BBB+       1,330,000       1,337,621
        Colorado  Student  Obligation  Bond Authority  Series A, 10.00%
        due 3/1/2024  put  7/8/2008  (Insured:  AMBAC)  (weekly  demand
        notes)                                                             VMIG1/NR       2,000,000       2,000,000
        Cook County  Illinois School District 083, 4.625% due 12/1/2010
        (Insured: FSA)                                                      Aaa/NR          250,000         254,620
        Cook County  Illinois School District 083, 4.875% due 12/1/2011
        (Insured: FSA)                                                      Aaa/NR          150,000         153,050
        Elkhart  Indiana  Redevelopment  District  Revenue,  4.80%  due
        6/15/2011 (ETM)                                                      NR/NR          240,000         242,909
        Elkhart  Indiana  Redevelopment  District  Revenue,  4.80%  due
        12/15/2011 (ETM)                                                     NR/NR          245,000         247,411
        Elkhart  Indiana  Redevelopment  District  Revenue,  5.05%  due
        12/15/2012 (ETM)                                                     NR/NR          515,000         529,183
        Elkhart  Indiana  Redevelopment  District  Revenue,  5.25%  due
        12/15/2013 pre-refunded 6/15/2013                                    NR/NR          540,000         550,476
        Granite  City  Madison  County,   4.875%  due  5/1/2027  (Waste
        Management, Inc.)                                                   NR/BBB        1,000,000         995,040
        Grant County  Washington Water Public Utility District 2 Series
        Z, 5.14% due 1/1/2014 (Insured: FGIC)                               Aa2/AA-       1,015,000       1,004,474
        Green Bay  Wisconsin  Series B, 4.875% due  4/1/2011  (Insured:
        MBIA)                                                               Aa2/NR          365,000         366,569
        Hancock County Mississippi, 4.20% due 8/1/2008 (Insured: MBIA)       A2/NR          305,000         305,174
        Hancock County Mississippi, 4.80% due 8/1/2010 (Insured: MBIA)       A2/NR          245,000         245,054
        Hancock County Mississippi, 4.90% due 8/1/2011 (Insured: MBIA)       A2/NR          315,000         315,003
        Hanover  Pennsylvania  Area  School  District  Notes  Series B,
        4.47% due 3/15/2013 (Insured: FSA)                                  Aaa/AAA       1,385,000       1,378,754
        Hillsborough  County IDA PCR, 5.00% due 12/1/2034 put 3/15/2012
        (Tampa Electric Co.; Insured: AMBAC)                                Aa3/AA        1,000,000         994,580
        Jefferson   County  Texas  Navigation   Refunding,   5.50%  due
        5/1/2010 (Insured: FSA)                                             Aaa/NR          500,000         500,595
        Jersey City New Jersey  Municipal  Utilities  Authority,  3.72%
        due 5/15/2009 (Insured: MBIA)                                        A2/AA          575,000         569,716
        Kendall Kane County  Illinois  School  District 308,  5.50% due
        10/1/2011 (Insured: FGIC)                                            A1/NR          365,000         371,537
        Louisiana  Public  Facilities  Authority,  5.72%  due  7/1/2015
        (Insured: CIFG)                                                     Baa3/A-       1,770,000       1,670,048
        Mississippi   Development  Bank  Special  Obligation  Refinance
        Harrison County B, 5.21% due 7/1/2013 (Insured: FSA)                NR/AAA        1,200,000       1,218,828
        Missouri  State  Development  Finance Board Series A, 5.45% due
        3/1/2011 (Crackerneck Creek)                                         NR/A+        1,090,000       1,117,577
        Missouri  State  Environmental  Improvement  Energy,  5.25% due
        7/1/2017 (K.C. Power & Light)                                       A2/BBB-       3,500,000       3,531,185
        Montgomery  County  Maryland  Revenue   Authority,   5.00%  due
        2/15/2012                                                           Aa2/AA          100,000         101,617
        New  Jersey  Health  Care  Facilities  Financing,   10.75%  due
        7/1/2010 (ETM)                                                       NR/NR          205,000         220,828
        New  Jersey  Health  Care  Facilities   Financing,   7.70%  due
        7/1/2011 (Insured: Connie Lee)                                      NR/AAA           70,000          73,896
        New  Mexico  Mtg  Finance  Authority  Single  Family Mtg I D 2,
        5.77% due 1/1/2016 (GNMA/FNMA/FHLMC)                                NR/AAA          910,000         943,597
        New Rochelle New York Industrial  Development Agency, 7.15% due
        10/1/2014 (LOC: Bank of New York)                                   Aaa/A+          360,000         389,390
        New York Environmental Facilities, 5.85% due 3/15/2011              NR/AA-        3,500,000       3,642,310
        New York State Housing Finance, 4.46% due 8/15/2009                 Aa1/NR          180,000         180,931
        New York State Urban Development Corp., 4.75% due 12/15/2011        NR/AAA        1,400,000       1,418,270
        Newark New Jersey, 4.70% due 4/1/2011 (Insured: MBIA)                A2/NR          845,000         844,856
        Newark New Jersey, 4.90% due 4/1/2012 (Insured: MBIA)                A2/NR        1,225,000       1,221,594
        Niagara  Falls  New York  Public  Water,  4.30%  due  7/15/2010
        (Insured: MBIA)                                                      A2/AA          360,000         359,021
        Northwest Open Access  Network  Washington  Revenue,  6.18% due
        12/1/2008 (Insured: AMBAC)                                          Aa3/AA        1,600,000       1,615,632
        Ohio  Housing   Financing   Agency  Mtg,   5.20%  due  9/1/2014
        (GNMA/FNMA)                                                         Aaa/NR        2,395,000       2,427,979
        Ohio State Petroleum  Underground Storage,  6.75% due 8/15/2008
        (Insured: MBIA)                                                      A2/AA          235,000         235,757
        Ohio State Solid Waste, 4.25% due 4/1/2033 (Republic Services)      NR/BBB+       1,000,000         916,750
        Ohio State Taxable  Development  Assistance Series A, 4.88% due
        10/1/2011 (Insured: MBIA)                                           Aa3/AA          550,000         550,698
        Pennsylvania   Economic   Development   Series  A,   4.70%  due
        11/1/2021 (Waste Management)                                        NR/A-2        2,250,000       2,123,572
        Port Walla Walla Washington Revenue, 5.30% due 12/1/2009             NR/NR          235,000         237,310
        Redlands California  Redevelopment  Agency Series A, 5.818% due
        8/1/2022 (Insured: AMBAC)                                           Aa3/AA        3,000,000       2,928,900
        Santa Fe County New Mexico  Charter  School  Taxable  Series B,
        7.55% due 1/15/2010 (ATC Foundation)                                 NR/NR          165,000         162,042
        Short  Pump  Town  Center  Community  Development,   6.26%  due
        2/1/2009                                                             NR/NR        1,000,000       1,012,250
        Springfield Ohio City School District Tax  Anticipation  Notes,
        6.35% due 12/1/2010 (Insured: AMBAC)                                Aa3/NR        1,400,000       1,443,554
        Springfield Ohio City School District Tax  Anticipation  Notes,
        6.40% due 12/1/2011 (Insured: AMBAC)                                Aa3/NR        1,500,000       1,550,475
        Tazewell  County  Illinois  Community  High  School,  5.20% due
        12/1/2011 (Insured: FSA)                                            Aaa/NR          355,000         363,019
        Tennessee State Taxable Series B, 6.00% due 2/1/2013                Aa1/AA+         500,000         520,945
        Texas Tech University  Revenue,  6.00% due 8/15/2011  (Insured:
        MBIA)                                                               Aa3/AA          245,000         253,416
        University of Illinois Revenue, 6.35% due 4/1/2011 (Insured:
        FGIC)                                                               Aa3/AA-       1,000,000       1,039,070
        Victor New York, 9.20% due 5/1/2014                                  NR/NR        1,250,000       1,309,575
        Wisconsin State General Revenue,  4.80% due 5/1/2013  (Insured:
        FSA)                                                                Aaa/AAA         200,000         200,330
        Wisconsin  State  Health &  Educational  Facilities  Series  B,
        7.08% due 6/1/2016 (Insured: ACA)                                    NR/NR        2,610,000       2,567,718


    TOTAL MUNICIPAL  BONDS  (Cost $58,259,162)                                                           58,465,751


    YANKEE BONDS -- 0.27%
    BANKS -- 0.10%
      Commercial Banks -- 0.10%
        Glitnir Banki HF, 3.204% due 1/18/2012                              A2/BBB+         400,000         309,789


                                                                                                            309,789

    MISCELLANEOUS -- 0.17%
      Miscellaneous -- 0.17%
        Nova Scotia Province Canada, 5.75% due 2/27/2012                    Aa2/A+          500,000         527,918


                                                                                                            527,918


    TOTAL YANKEE BONDS  (Cost $826,084)                                                                     837,707


    SHORT TERM INVESTMENTS -- 1.69%
        Prudential Funding, 2.10% due 7/1/2008                               A1/P1        5,200,000       5,200,000


    TOTAL SHORT TERM INVESTMENTS (Cost $5,200,000)                                                        5,200,000



    TOTAL INVESTMENTS -- 98.84% (Cost $305,564,753)                                                  $   303,561,424


    OTHER ASSETS LESS LIABILITIES -- 1.16%                                                                 3,548,755



    NET ASSETS -- 100.00%                                                                            $   307,110,179



 Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred prior to or subsequent to the reporting period end. (1) Security currently fair valued by the Valuation & Pricing Committee using factors approved by the Board of Trustees.



Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
CIFG       CIFG Assurance North America Inc.
CMO        Collateralized Mortgage Obligation.
CPI        Consumer Price Index
Cupids     Cumulative Undivided Preferred Interests In Debt Securities
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHLMC      Insured by Federal Home Loan Mortgage Corp.
FNMA       Collateralized by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance Co.
IDA        Industrial Development Authority
LOC:       Letter of Credit
MBIA       Insured by Municipal Bond Investors Assurance
Mtg        Mortgage
PCR        Pollution Control Revenue Bond


Notes to Schedule of Investments:

Valuation of Investments: Debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. Quotations for any foreign debt obligations in foreign currencies are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, indications as to value from dealers and general market conditions. Obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the Trust's valuation and pricing committee determines a fair value for the security using factors approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the Trust's valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation. A debt obligation's market value may be deemed unreliable by the Fund's management if management believes that the price is stale, does not reflect material factors affecting the issuer of the obligation, or is significantly different than the price the Fund is likely to obtain if it sought a bid for the obligation.

Other Notes: Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Semi-Annual Report.







SCHEDULE OF INVESTMENTS                                                                        (UNAUDITED)

Thornburg Value Fund                                                                                  June 30, 2008

CUSIPS: CLASS A - 885-215-731, CLASS B - 885-215-590, CLASS C - 885-215-715,
CLASS I - 885-215-632, CLASS R3 - 885-215-533, CLASS R4 - 885-215-277, CLASS R5 - 885-215-376
NASDAQ SYMBOLS: CLASS A - TVAFX, CLASS B - TVBFX, CLASS C - TVCFX,
CLASS I - TVIFX, CLASS R3 - TVRFX, CLASS R4 - TVIRX, CLASS R5 - TVRRX
                                                                                    Shares/
                                                                                   Principal
                                                                                     Amount                Value

    COMMON STOCK -- 97.33%
      AUTOMOBILES & COMPONENTS -- 3.06%
        Automobiles -- 3.06%
         Toyota Motor Corp.                                                        2,963,200      $     139,809,125


                                                                                                        139,809,125

      BANKS -- 2.10%
        Commercial Banks -- 2.10%
         U.S. Bancorp                                                              3,437,072             95,859,938


                                                                                                         95,859,938

      CONSUMER SERVICES -- 2.27%
        Hotels Restaurants & Leisure -- 2.27%
         Las Vegas Sands Corp.+                                                    1,422,306             67,474,197
         Life Time Fitness Inc.+                                                   1,235,600             36,511,980


                                                                                                        103,986,177

      DIVERSIFIED FINANCIALS -- 5.93%
        Capital Markets -- 0.38%
         AllianceBernstein Holdings LP                                               320,030             17,499,241
        Diversified Financial Services -- 5.55%
         CIT Group, Inc.                                                           2,103,400             14,324,154
         CME Group, Inc.                                                             311,575            119,392,424
         JPMorgan Chase & Co.                                                      1,967,000             67,487,770
         KKR Financial Holdings LLC                                                4,987,200             52,365,600


                                                                                                        271,069,189

      ENERGY -- 12.94%
        Oil, Gas & Consumable Fuels -- 12.94%
         Apache Corp.                                                                358,642             49,851,238
         ConocoPhillips                                                            2,322,500            219,220,775
         Exxon Mobil Corp.                                                         2,214,000            195,119,820
         OAO Gazprom ADR                                                           2,199,000            127,542,000


                                                                                                        591,733,833

      FOOD & STAPLES RETAILING -- 1.20%
        Food & Staples Retailing -- 1.20%
         Rite Aid Corp.+                                                          34,525,652             54,895,787


                                                                                                         54,895,787

      FOOD, BEVERAGE & TOBACCO   -- 0.54%
        Food Products -- 0.54%
         Kraft Foods, Inc. A                                                         860,100             24,469,845


                                                                                                         24,469,845

      HEALTH CARE EQUIPMENT & SERVICES -- 3.73% Health Care Equipment & Supplies
        -- 2.71%
         Varian Medical Services, Inc.+                                            2,387,200            123,776,320
        Health Care Technology -- 1.02%
         Eclipsys Corp.+                                                           2,542,440             46,679,198


                                                                                                        170,455,518

      INSURANCE -- 7.37%
        Insurance -- 7.37%
         ACE Ltd.                                                                  1,623,800             89,455,142
         Allstate Corp.                                                            2,706,000            123,366,540
         American International Group, Inc.                                        1,633,800             43,230,348
         Hartford Financial Services Group                                         1,255,400             81,061,178


                                                                                                        337,113,208

      MATERIALS -- 4.82%
        Chemicals -- 3.10%
         Air Products & Chemicals, Inc.                                              477,400             47,195,764
         Praxair, Inc.                                                             1,002,500             94,475,600
        Metals & Mining -- 1.72%
         Freeport-McMoRan Copper & Gold, Inc.                                        672,555             78,816,720


                                                                                                        220,488,084

      MEDIA -- 6.26%
        Media -- 6.26%
         Comcast Corp.                                                             7,847,050            147,210,658
         DIRECTV Group, Inc.+                                                      5,360,092            138,879,984


                                                                                                        286,090,642

      PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES  -- 12.81%
        Biotechnology -- 6.36%
         Genentech, Inc.+                                                          1,988,700            150,942,330
         Gilead Sciences, Inc.+                                                    2,637,800            139,671,510
        Pharmaceuticals -- 6.45%
         Eli Lilly & Co.                                                           3,089,443            142,608,689
         Roche Holdings AG                                                           253,700             45,696,050
         Teva Pharmaceutical Industries Ltd. ADR                                   2,330,800            106,750,640


                                                                                                        585,669,219

      RETAILING -- 4.38%
        Internet & Catalog Retail -- 1.95%
         Priceline.com, Inc.+                                                        770,011             88,905,470
        Specialty Retail -- 2.43%
         Office Depot, Inc.+                                                       5,559,036             60,815,854
         Staples, Inc.                                                             2,124,300             50,452,125


                                                                                                        200,173,449

      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.85%
        Semiconductors & Semiconductor Equipment -- 3.85%
         Intel Corp.                                                               5,710,300            122,657,244
         ON Semiconductor Corp.+                                                   5,819,627             53,365,980


                                                                                                        176,023,224

      SOFTWARE & SERVICES -- 3.90%
        Information Technology Services -- 0.90%
         Paychex, Inc.                                                             1,316,900             41,192,632
        Software -- 3.00%
         Microsoft Corp.                                                           4,987,200            137,197,872


                                                                                                        178,390,504

      TECHNOLOGY HARDWARE & EQUIPMENT -- 6.75%
        Communications Equipment -- 2.68%
         Corning, Inc.                                                             5,324,800            122,736,640
        Computers & Peripherals -- 4.07%
         Apple, Inc.+                                                                161,000             26,957,840
         Dell, Inc.+                                                               7,261,800            158,888,184


                                                                                                        308,582,664

      TELECOMMUNICATION SERVICES -- 10.76%
        Diversified Telecommunication Services -- 6.91%
         AT&T Inc.                                                                 4,691,500            158,056,635
         France Telecom SA                                                         3,091,700             91,075,235
         Level 3 Communications, Inc.+                                            22,656,400             66,836,380
        Wireless Telecommunication Services -- 3.85%
         China Mobile Ltd.                                                         4,566,800             61,380,697
         Crown Castle International Corp.+                                         2,951,850            114,325,151


                                                                                                        491,674,098

      TRANSPORTATION -- 1.41%
        Airlines -- 0.42%
         JetBlue Airways Corp.+                                                    5,095,700             19,006,961
        Road & Rail -- 0.99%
         Hertz Global Holdings, Inc.+                                              4,724,517             45,355,363


                                                                                                         64,362,324

      UTILITIES -- 3.25%
        Electric Utilities -- 3.25%
         Entergy Corp.                                                             1,232,136            148,447,745


                                                                                                        148,447,745


    TOTAL COMMON STOCK (Cost $4,752,609,142)                                                          4,449,294,573


    PREFERRED STOCK -- 0.29%
      DIVERSIFIED FINANCIAL SERVICES -- 0.29%
        Diversified Financial Services -- 0.29%
         CIT Group, Inc.                                                             319,700             13,069,336


                                                                                                         13,069,336


    TOTAL PREFERRED STOCK (Cost $15,985,000)                                                             13,069,336


    CORPORATE BONDS -- 1.02%
      TELECOMMUNICATION SERVICES -- 1.02%
        Diversified Telecommunication Services -- 1.02%
         Level 3 Financing, Inc., 9.25%, 11/1/2014                              $ 51,489,000             46,854,990


                                                                                                         46,854,990


    TOTAL CORPORATE BONDS (Cost $42,165,219)                                                             46,854,990


    SHORT TERM INVESTMENTS -- 1.27%
         Toyota Credit de Puerto Rico, 2.02%, 7/1/2008                            13,000,000             13,000,000
         Toyota Credit de Puerto Rico, 2.05%, 7/2/2008                            45,000,000             44,997,437


    TOTAL SHORT TERM INVESTMENTS (Cost $57,997,438)                                                      57,997,437



    TOTAL INVESTMENTS -- 99.91% (Cost $4,868,756,799)                                              $   4,567,216,336


    OTHER ASSETS LESS LIABILITIES -- 0.09%                                                                 4,252,380



    NET ASSETS -- 100.00%                                                                          $   4,571,468,716


 Footnote Legend
+ Non-income producing


Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt


Notes to Schedule of Investments:

Valuation of Investments: Equity securities held by the Fund which are listed or traded on a national securities exchange are valued at the last reported sale price on the exchange that is the primary market for the security. Equity securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Equity securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign equity security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation. Debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, indications as to value from dealers and general market conditions. Obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Quotations for foreign debt and equity securities in foreign currencies are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using factors approved by the Trustees. An equity security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, an equity security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when serious questions about the reliability of the security's market value are created by developments occurring after the most recent close of the security's primary exchange or market, but before the next close of business for the Fund, or by an unusual event or significant period of time occurring since the availability of a market quotation for the security. Such events may include the merger or insolvency of an issuer, announcements respecting the prospects for a specific issuer or industry, natural disasters and political or social disruptions. In particular, prices for securities traded on a foreign exchange could become stale in some instances because of such events occurring after the close of that exchange. In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the Trust's valuation and pricing committee determines a fair value for the security using factors approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the Trust's valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation. A debt obligation's market value may be deemed unreliable by the Fund's management if management believes that the price is stale, does not reflect material factors affecting the issuer of the obligation, or is significantly different than the price the Fund is likely to obtain if it sought a bid for the obligation.


Other Notes: Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Semi-Annual Report.







SCHEDULE OF INVESTMENTS                                                                        (UNAUDITED)

Thornburg International Value Fund                                                                    June 30, 2008

CUSIPS: CLASS A - 885-215-657, CLASS B - 885-215-616, CLASS C - 885-215-640,
CLASS I - 885-215-566, CLASS R3 - 885-215-525, CLASS R4 - 815-215-269,
CLASS R5 - 885-215-368
NASDAQ SYMBOLS: CLASS A - TGVAX, CLASS B - THGBX, CLASS C - THGCX,
CLASS I - TGVIX, CLASS R3 - TGVRX, CLASS R4 - THVRX, CLASS R5 - TIVRX
                                                                                     Shares/
                                                                                   Principal
                                                                                     Amount                Value

    COMMON STOCK -- 96.40%
      AUTOMOBILES & COMPONENTS -- 3.50%
        Automobiles -- 3.50%
         Porsche Automobil Holding SE                                              1,867,475      $     287,820,878
         Toyota Motor Corp.                                                        7,129,400            336,377,963


                                                                                                        624,198,841

      BANKS -- 5.83%
        Commercial Banks -- 5.83%
         BNP Paribas                                                               1,818,900            164,781,271
         China Merchants Bank Co., Ltd.                                           52,823,930            165,979,837
         National Bank of Greece SA                                                4,999,757            225,292,998
         Sberbank-CLS                                                             67,304,000            212,680,640
         Standard Chartered plc                                                    9,491,100            270,339,232


                                                                                                      1,039,073,978

      CAPITAL GOODS -- 4.15%
        Aerospace & Defense -- 0.79%
         Empresa Brasileira de Aeronautica SA ADR                                  5,302,345            140,512,142
        Machinery -- 3.36%
         Fanuc Ltd.                                                                3,174,800            310,050,158
         Komatsu Ltd.                                                             10,362,755            288,870,884


                                                                                                        739,433,184

      CONSUMER DURABLES & APPAREL -- 2.03%
        Textiles, Apparel & Luxury Goods -- 2.03%
         LVMH Moet Hennessy Louis Vuitton SA                                       3,457,596            362,449,250


                                                                                                        362,449,250

      CONSUMER SERVICES -- 2.32%
        Hotels Restaurants & Leisure -- 2.32%
         Carnival plc                                                              8,974,400            286,904,228
         OPAP SA                                                                   3,659,760            127,803,667


                                                                                                        414,707,895

      DIVERSIFIED FINANCIALS -- 0.90%
        Diversified Financial Services -- 0.90%
         Hong Kong Exchanges & Clearing Ltd.                                      10,980,200            160,536,446


                                                                                                        160,536,446

      ENERGY -- 8.58%
        Energy Equipment & Services -- 2.71%
         Schlumberger Ltd.                                                         4,495,300            482,930,079
        Oil, Gas & Consumable Fuels -- 5.87%
         Canadian Natural Resources Ltd.                                           3,884,200            384,115,650
         Canadian Oil Sands Trust                                                  1,963,700            105,916,936
         Nexen, Inc.                                                               2,293,500             91,452,104
         OAO Gazprom ADR                                                           7,228,700            419,264,600
         Rosneft Oil Company                                                       4,035,700             46,814,120


                                                                                                      1,530,493,489

      FOOD & STAPLES RETAILING -- 1.24%
        Food & Staples Retailing -- 1.24%
         Wal-Mart de Mexico SAB de C.V.                                           55,672,400            220,679,302


                                                                                                        220,679,302

      FOOD, BEVERAGE & TOBACCO -- 8.14%
        Beverages -- 3.52%
         Carlsberg A/S Class B                                                     3,662,200            353,725,563
         Sabmiller plc                                                            11,919,750            273,511,829
        Food Products -- 4.62%
         Groupe Danone                                                             4,884,600            342,999,140
         Nestle SA                                                                10,646,000            481,052,675


                                                                                                      1,451,289,207

      HOUSEHOLD & PERSONAL PRODUCTS -- 1.66%
        Household Products -- 1.66%
         Reckitt Benckiser plc                                                     5,846,430            296,370,539


                                                                                                        296,370,539

      INSURANCE -- 5.54%
        Insurance -- 5.54%
         AXA                                                                      13,469,100            399,953,437
         China Life Insurance Co.                                                 76,396,800            267,483,105
         Swiss Re                                                                  4,824,300            321,368,132


                                                                                                        988,804,674

      MATERIALS -- 8.33%
        Chemicals -- 7.55%
         Air Liquide                                                               3,405,336            449,671,932
         Basf AG                                                                   6,113,200            421,764,619
         Givaudan AG                                                                 177,329            158,486,004
         Potash Corp. of Saskatchewan, Inc.                                        1,386,800            316,980,876
        Metals & Mining -- 0.78%
         BHP Billiton Ltd.                                                         3,312,343            138,763,945


                                                                                                      1,485,667,376

      PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
      SCIENCES  -- 10.73%
        Pharmaceuticals -- 10.73%
         Novartis AG                                                               3,792,665            208,836,970
         Novartis AG ADR                                                           2,388,700            131,474,048
         Novo Nordisk A/S                                                          7,970,350            521,641,789
         Roche Holding AG                                                          2,906,700            523,550,291
         Teva Pharmaceutical Industries Ltd. ADR                                  11,542,900            528,664,820


                                                                                                      1,914,167,918

      REAL ESTATE -- 0.88%
        Real Estate Management & Development -- 0.88%
         Country Garden Holdings Co.                                             177,696,100            115,315,305
         Soho China Ltd.                                                          76,962,603             41,949,542


                                                                                                        157,264,847

      RETAILING -- 2.91%
        Multiline Retail -- 1.51%
         Marks & Spencer Group plc                                                22,799,344            149,181,240
         Next plc                                                                  6,211,030            119,941,073
        Specialty Retail -- 1.40%
         Hennes & Mauritz AB                                                       4,622,478            250,602,175


                                                                                                        519,724,488

      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.49%
        Semiconductors & Semiconductor Equipment -- 0.49%
         Arm Holdings plc                                                         50,986,100             86,577,027


                                                                                                         86,577,027

      SOFTWARE & SERVICES -- 5.69%
        Information Technology
        Services  -- 0.77%
         Redecard SA                                                               7,113,800            137,518,971
        Software -- 4.92%
         Amdocs Ltd.+                                                              6,593,900            193,992,538
         Nintendo Co, Ltd.                                                           889,931            502,018,806
         Sap AG                                                                    3,465,294            181,464,426


                                                                                                      1,014,994,741

      TECHNOLOGY HARDWARE & EQUIPMENT -- 3.17%
        Communications Equipment -- 2.25%
         Nokia Oyj                                                                16,481,900            401,964,649
        Computers & Peripherals -- 0.92%
         Logitech International SA+                                                6,057,621            163,070,410


                                                                                                        565,035,059

      TELECOMMUNICATION SERVICES -- 13.13%
        Diversified Telecommunication Services -- 4.22%
         France Telecom SA                                                        11,076,100            326,279,526
         Telefonica SA                                                            16,058,400            426,779,826
        Wireless Telecommunication Services -- 8.91%
         America Movil SAB de C.V. ADR                                             6,926,444            365,369,921
         China Mobile Ltd.                                                        25,144,172            337,953,667
         Rogers Communications, Inc.                                              10,259,100            398,009,215
         Turkcell                                                                 25,027,800            143,167,933
         Vodafone Group plc ADR                                                   11,719,483            345,255,969


                                                                                                      2,342,816,057

      TRANSPORTATION -- 1.59%
        Road & Rail -- 1.59%
         Canadian National Railway Co.                                             5,896,100            283,211,707


                                                                                                        283,211,707

      UTILITIES -- 5.59%
        Electric Utilities -- 5.59%
         E. ON AG                                                                  2,388,300            481,877,509
         Fortum Oyj                                                               10,140,484            515,053,349


                                                                                                        996,930,858


    TOTAL COMMON STOCK (Cost $15,784,150,798)                                                        17,194,426,883


    SHORT TERM INVESTMENTS -- 3.59%
         Prudential Funding LLC, 2.05%, 7/2/2008                            $    126,000,000            125,992,825
         Toyota Credit de Puerto Rico, 2.05%, 7/3/2008                           200,000,000            199,977,222
         Toyota Credit de Puerto Rico, 2.17%, 7/7/2008                           180,000,000            179,934,900
         Toyota Credit de Puerto Rico, 2.07%, 7/1/2008                           135,000,000            135,000,000


    TOTAL SHORT TERM INVESTMENTS (Cost $640,904,947)                                                    640,904,947



    TOTAL INVESTMENTS -- 99.99% (Cost $16,425,055,745)                                             $  17,835,331,830


    OTHER ASSETS LESS LIABILITIES -- 0.01%                                                                 1,449,943



    NET ASSETS -- 100.00%                                                                          $  17,836,781,773


 Footnote Legend
+ Non-income producing


Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt


Notes to Schedule of Investments:

Valuation of Investments: Equity securities held by the Fund which are listed or traded on a national securities exchange are valued at the last reported sale price on the exchange that is the primary market for the security. Equity securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Equity securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign equity security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation. Debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, indications as to value from dealers and general market conditions. Obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Quotations for foreign debt and equity securities in foreign currencies are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using factors approved by the Trustees. An equity security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, an equity security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when serious questions about the reliability of the security's market value are created by developments occurring after the most recent close of the security's primary exchange or market, but before the next close of business for the Fund, or by an unusual event or significant period of time occurring since the availability of a market quotation for the security. Such events may include the merger or insolvency of an issuer, announcements respecting the prospects for a specific issuer or industry, natural disasters and political or social disruptions. In particular, prices for securities traded on a foreign exchange could become stale in some instances because of such events occurring after the close of that exchange. In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the Trust's valuation and pricing committee determines a fair value for the security using factors approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the Trust's valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation. A debt obligation's market value may be deemed unreliable by the Fund's management if management believes that the price is stale, does not reflect material factors affecting the issuer of the obligation, or is significantly different than the price the Fund is likely to obtain if it sought a bid for the obligation.


Other Notes: Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Semi-Annual Report.







SCHEDULE OF INVESTMENTS                                                                        (UNAUDITED)

Thornburg Core Growth Fund                                                                            June 30, 2008


CUSIPS: CLASS A - 885-215-582, CLASS C - 885-215-574, CLASS I - 885-215-475,
CLASS R3 - 885-215-517, CLASS R4 - 885-215-251, CLASS R5 - 885-215-350
NASDAQ SYMBOLS: CLASS A - THCGX, CLASS C - TCGCX, CLASS I - THIGX, CLASS R3 - THCRX,
CLASS R4 - TCGRX, CLASS R5 - THGRX
                                                                                      Shares/
                                                                                    Principal
                                                                                      Amount                Value


    COMMON STOCK -- 99.08%
      AUTOMOBILES & COMPONENTS -- 3.00%
        Automobiles -- 3.00%
         Porsche Automobil Holding SE                                                513,900      $      79,203,817


                                                                                                         79,203,817

      CONSUMER SERVICES -- 2.01%
        Hotels Restaurants & Leisure -- 2.01%
         Las Vegas Sands Corp.+                                                    1,116,111             52,948,306


                                                                                                         52,948,306

      DIVERSIFIED FINANCIALS -- 6.90%
        Capital Markets -- 2.21%
         Affiliated Managers Group, Inc.+                                            646,689             58,240,811
        Diversified Financial Services -- 4.69%
         BM&F Brazil                                                               3,242,100             27,807,919
         CME Group, Inc.                                                             147,595             56,556,928
         NYSE Euronext                                                               779,401             39,484,455


                                                                                                        182,090,113

      ENERGY -- 4.24%
        Oil, Gas & Consumable Fuels -- 4.24%
         Alpha Natural Resources, Inc.+                                              259,912             27,106,223
         ATP Oil & Gas Corp.+(1)                                                   2,145,652             84,688,884


                                                                                                        111,795,107

      FOOD, BEVERAGE & TOBACCO -- 6.33%
        Beverages -- 6.33%
         Carlsberg A/S Class B                                                       862,200             83,278,406
         Hansen Natural Corp.+                                                     2,911,990             83,923,552


                                                                                                        167,201,958

      HOUSEHOLD & PERSONAL PRODUCTS -- 2.90%
        Personal Products -- 2.90%
         Bare Escentuals, Inc.+                                                    4,087,342             76,555,916


                                                                                                         76,555,916

      INSURANCE -- 0.78%
        Insurance -- 0.78%
         Assured Guaranty Ltd.                                                     1,150,039             20,689,202


                                                                                                         20,689,202

      MATERIALS -- 1.54%
        Chemicals -- 1.54%
         Ecolab, Inc.                                                                943,800             40,573,962


                                                                                                         40,573,962

      MEDIA -- 7.62%
        Media -- 7.62%
         Airmedia Group, Inc. ADR+                                                 2,938,927             42,438,106
         Comcast Corp. Special Class A                                             3,360,100             63,035,476
         DIRECTV Group, Inc.+                                                      3,691,421             95,644,718


                                                                                                        201,118,300

      PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
      SCIENCES  -- 16.24%
        Biotechnology -- 14.07%
         Alexion Pharmaceuticals, Inc.+                                            1,071,423             77,678,167
         Celgene Corp.+                                                            1,279,134             81,698,289
         Genentech, Inc.+                                                          1,156,272             87,761,045
         Gilead Sciences, Inc.+                                                    2,346,700            124,257,765
        Life Sciences Tools & Services -- 2.17%
         Illumina, Inc.+                                                             655,788             57,125,693


                                                                                                        428,520,959

      RETAILING -- 4.04%
        Internet & Catalog Retail -- 1.75%
         Priceline.com, Inc.+                                                        398,636             46,026,513
        Specialty Retail -- 2.29%
         Guess?, Inc.                                                              1,615,872             60,514,406


                                                                                                        106,540,919

      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 6.50%
        Semiconductors & Semiconductor Equipment -- 6.50%
         MEMC Electronic Materials, Inc.+                                          1,221,357             75,162,310
         ON Semiconductor Corp.+                                                  10,503,498             96,317,076


                                                                                                        171,479,386

      SOFTWARE & SERVICES -- 24.30%
        Information Technology
        Services  -- 5.22%
         Western Union Co.                                                         5,570,737            137,708,619
        Internet Software & Services -- 8.26%
         Equinix, Inc.+                                                              922,246             82,282,788
         Google, Inc.+                                                               151,505             79,755,262
         Vistaprint Ltd.+                                                          2,089,583             55,917,241
        Software -- 10.82%
         Amdocs Ltd.+                                                              4,200,341            123,574,032
         Electronic Arts, Inc.+                                                    1,929,942             85,747,323
         Microsoft Corp.                                                           2,773,800             76,307,238


                                                                                                        641,292,503

      TECHNOLOGY HARDWARE & EQUIPMENT -- 2.23%
        Computers & Peripherals -- 2.23%
         Data Domain, Inc.+                                                        2,527,932             58,976,654


                                                                                                         58,976,654

      TELECOMMUNICATION SERVICES -- 7.94%
        Diversified Telecommunication Services -- 3.84%
         AT&T, Inc.                                                                3,008,700            101,363,103
        Wireless Telecommunication Services -- 4.10%
         America Movil SAB de C.V.                                                40,944,300            108,185,916


                                                                                                        209,549,019

      UTILITIES -- 2.51%
        Independent Power Producers & Energy Traders -- 2.51%
         Pnoc Energy Development Corp.                                           571,247,330             66,165,188


                                                                                                         66,165,188


    TOTAL COMMON STOCK (Cost $2,676,693,003)                                                          2,614,701,309


    SHORT TERM INVESTMENTS -- 1.32%
         Prudential Funding LLC, 2.10%, 7/1/2008                            $     34,800,000             34,800,000


    TOTAL SHORT TERM INVESTMENTS (Cost $34,800,000)                                                      34,800,000



    TOTAL INVESTMENTS -- 100.40% (Cost $2,711,493,003)                                             $   2,649,501,309


    LIABILITIES NET OF OTHER ASSETS -- (0.40)%                                                          (10,493,573)



    NET ASSETS -- 100.00%                                                                          $   2,639,007,736





Footnote Legend
+ Non-income producing




(1)   Investment in Affiliates
        Holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the Investment Company Act of 1940 because the Fund's holding represented 5% or more of the company's voting securities during the period, are shown below:





                          Shares at         Gross        Gross          Shares at        Market Value        Dividend
        Issuer          Sept. 30, 2007    Additions    Reductions      June 30,2008     June 30, 2008         Income

ATP Oil & Gas Corp.        1,817,631       414,186       86,165         2,145,652         84,688,884             0





Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt





Notes to Schedule of Investments:

Valuation of Investments: Equity securities held by the Fund which are listed or traded on a national securities exchange are valued at the last reported sale price on the exchange that is the primary market for the security. Equity securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Equity securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign equity security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation. Debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, indications as to value from dealers and general market conditions. Obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Quotations for foreign debt and equity securities in foreign currencies are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using factors approved by the Trustees. An equity security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, an equity security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when serious questions about the reliability of the security's market value are created by developments occurring after the most recent close of the security's primary exchange or market, but before the next close of business for the Fund, or by an unusual event or significant period of time occurring since the availability of a market quotation for the security. Such events may include the merger or insolvency of an issuer, announcements respecting the prospects for a specific issuer or industry, natural disasters and political or social disruptions. In particular, prices for securities traded on a foreign exchange could become stale in some instances because of such events occurring after the close of that exchange. In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the Trust's valuation and pricing committee determines a fair value for the security using factors approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the Trust's valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation. A debt obligation's market value may be deemed unreliable by the Fund's management if management believes that the price is stale, does not reflect material factors affecting the issuer of the obligation, or is significantly different than the price the Fund is likely to obtain if it sought a bid for the obligation.


Other Notes: Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Semi-Annual Report.







SCHEDULE OF INVESTMENTS                                                                        (UNAUDITED)

Thornburg Investment Income Builder Fund                                                              June 30, 2008

CUSIPS: CLASS A - 885-215-558, CLASS C - 885-215-541, CLASS I - 885-215-467,
CLASS R3 - 885-215-384, CLASS R4 - 885-215-186, CLASS R5 - 885-215-236
NASDAQ SYMBOLS: CLASS A - TIBAX, CLASS C - TIBCX, CLASS I - TIBIX, CLASS R3 - TIBRX,
CLASS R4 - TIBGX, CLASS R5 - TIBMX
                                                                                    Shares/
                                                                                  Principal
                                                                                    Amount              Value


    COMMON STOCK -- 75.79%
      BANKS -- 6.65%
        Commercial Banks -- 6.65%
         BBVA                                                                      3,150,000      $      60,357,369
         EFG Eurobank Ergasias                                                     2,000,000             47,548,422
         Intesa Sanpaolo                                                           9,950,000             56,827,646
         Liechtensteinische Landesbank AG                                            900,000             71,978,856
         US Bancorp                                                                1,750,000             48,807,500


                                                                                                        285,519,793

      COMMERCIAL SERVICES & SUPPLIES -- 0.67%
        Commercial Services & Supplies -- 0.67%
         Seek Ltd.                                                                 5,964,800             28,590,766


                                                                                                         28,590,766

      CONSUMER DURABLES & APPAREL -- 0.88%
        Household Durables -- 0.88%
         Persimmon plc                                                             6,000,000             37,765,464


                                                                                                         37,765,464

      CONSUMER SERVICES -- 6.36%
        Hotels Restaurants & Leisure -- 6.36%
         Aristocrat Leisure Ltd.                                                   7,310,000             44,989,618
         Berjaya Sports Toto Berhad                                               15,835,400             23,553,189
         FU JI Food & Catering Services                                           13,000,000             20,173,779
         McDonald's Corp.                                                          1,600,000             89,952,000
         OPAP SA                                                                   2,700,000             94,287,576


                                                                                                        272,956,162

      DIVERSIFIED FINANCIALS -- 4.79%
        Capital Markets -- 1.70%
         AllianceBernstein Holdings LP                                               435,420             23,808,765
         GMP Capital Trust                                                         1,772,100             27,632,039
         Henderson Group plc                                                       5,300,000             11,612,482
         Henderson Group plc-CDI                                                   4,800,000             10,123,340
        Diversified Financial Services -- 3.09%
         Bolsas y Mercados Espanoles                                                 900,000             33,512,191
         Hong Kong Exchanges & Clearing Ltd.                                       2,200,000             32,165,186
         KKR Financial Holdings, LLC                                               6,379,700             66,986,850


                                                                                                        205,840,853

      ENERGY -- 8.30%
        Energy Equipment & Services -- 3.10%
         Diamond Offshore Drilling, Inc.                                             650,000             90,441,000
         Fred Olsen Energy ASA                                                       700,000             42,468,389
        Oil, Gas & Consumable Fuels -- 5.20%
         Canadian Oil Sands Trust                                                  1,322,300             71,321,467
         Eni SpA                                                                   3,300,000            123,137,818
         Tupras-Turkiye Petrol Rafinerileri A.S.                                   1,250,000             28,857,155


                                                                                                        356,225,829

      FOOD, BEVERAGE &
      TOBACCO  -- 8.64%
        Beverages -- 1.57%
         Coca Cola Co.                                                             1,300,000             67,574,000
        Food Products -- 2.12%
         Kraft Foods, Inc. A                                                       2,000,000             56,900,000
         Reddy Ice Holdings, Inc.(1)                                               2,475,000             33,858,000
        Tobacco -- 4.95%
         Altria Group, Inc.                                                        4,800,000             98,688,000
         Philip Morris                                                             1,600,000             79,024,000
         Universal Corp.                                                             772,567             34,935,480


                                                                                                        370,979,480

      INSURANCE -- 3.27%
        Insurance -- 3.27%
         AXA                                                                       1,150,000             34,148,269
         Hannover Rueckversicherung AG                                               800,000             39,487,233
         Swiss Re                                                                  1,000,000             66,614,458


                                                                                                        140,249,960

      MATERIALS -- 3.52%
        Chemicals -- 0.13%
         Huntsman Corp.                                                              500,000              5,700,000
        Metals & Mining -- 3.39%
         Impala Platinum Holdings Ltd.                                             2,000,000             78,927,203
         Southern Copper Corp.                                                       625,000             66,643,750


                                                                                                        151,270,953

      MEDIA -- 1.04%
        Media -- 1.04%
         Mediaset SpA                                                              4,500,000             29,668,562
         Sinclair Broadcast Group, Inc.                                            2,000,000             15,200,000


                                                                                                         44,868,562

      PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
      SCIENCES  -- 2.37%
        Pharmaceuticals -- 2.37%
         Eli Lilly & Co.                                                           2,200,000            101,552,000


                                                                                                        101,552,000

      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.68%
        Semiconductors & Semiconductor Equipment -- 3.68%
         Intel Corp.                                                               4,300,000             92,364,000
         Taiwan Semiconductor Mfg. Co. Ltd. ADR                                    6,029,995             65,787,246


                                                                                                        158,151,246

      SOFTWARE & SERVICES -- 0.98%
        Information Technology
        Services  -- 0.98%
         Paychex, Inc.                                                             1,350,000             42,228,000


                                                                                                         42,228,000

      TELECOMMUNICATION SERVICES -- 15.18%
        Diversified Telecommunication Services -- 10.52%
         AT&T, Inc.                                                                1,844,900             62,154,681
         Brasil Telecom                                                            1,414,900             46,777,930
         France Telecom SA                                                         2,500,000             73,644,949
         Inmarsat plc                                                              4,500,000             47,057,441
         Telefonica SA                                                             5,750,000            152,816,220
         Telstra Corp. Ltd.                                                       17,000,000             69,099,464
        Wireless Telecommunication Services -- 4.66%
         America Movil SAB de C.V. ADR                                             1,200,000             63,300,000
         China Mobile Ltd.                                                         5,000,000             67,203,181
         Vodafone Group plc                                                       23,400,000             69,517,733


                                                                                                        651,571,599

      TRANSPORTATION -- 1.64%
        Transportation Infrastructure -- 1.64%
         Hopewell Highway                                                         15,643,500             11,857,140
         Macquarie Airports                                                       18,334,671             36,207,642
         Shenzhen Chiwan Wharf Holdings Ltd.                                      14,665,727             22,420,144


                                                                                                         70,484,926

      UTILITIES -- 7.82%
        Electric Utilities -- 4.59%
         Enel S.p.A.                                                              11,850,000            112,689,761
         Entergy Corp.                                                               700,000             84,336,000
        Independent Power Producers & Energy Traders -- 0.67%
         Algonquin Power Income Fund Trust(1)                                      3,831,900             28,672,548
        Multi-utilities -- 2.56%
         Energy East Corp.                                                         4,447,700            109,947,144


                                                                                                        335,645,453


    TOTAL COMMON STOCK (Cost $3,265,086,687)                                                          3,253,901,046


    PREFERRED STOCK -- 1.31%
      BANKS -- 1.06%
        Commercial Banks -- 1.06%
         Barclays Bank plc                                                           200,000              4,212,000
         First Tennessee Bank                                                         12,000              8,760,000
         Huntington Bancshares                                                        46,872             32,810,400


                                                                                                         45,782,400

      DIVERSIFIED FINANCIALS -- 0.25%
        Capital Markets -- 0.25%
         Lehman Brothers Holdings, Inc.                                                1,500              1,149,750
         Lehman Brothers Holdings, Inc.                                              140,000              1,874,600
         Merrill Lynch & Co., Inc.                                                   420,000              5,502,000
         Morgan Stanley                                                              120,000              2,100,000


                                                                                                         10,626,350


    TOTAL PREFERRED STOCK (Cost $78,190,558)                                                             56,408,750


    ASSET BACKED SECURITIES -- 1.02%
      BANKS -- 0.57%
        Commercial Banks -- 0.36%
         Wells Fargo Asset Securities Corp. Series 2005-AR2 Class B1,
         4.544%, 2/25/2035                                                      $ 10,601,482              7,932,813
         Wells Fargo Asset Securities Corp. Series 2005-AR2 Class B1,
         4.684%, 3/25/2035                                                         9,916,200              7,444,227
        Thrifts & Mortgage Finance -- 0.21%
         Providian Master Note Trust Series 2006-A1A. Class A, 2.501%,
         1/15/2013                                                                 9,500,000              9,268,665


                                                                                                         24,645,705

      DIVERSIFIED FINANCIALS -- 0.45%
        Capital Markets -- 0.16%
         Bear Stearns ARM Mtg Series 2003-6 Class 2B-1, 4.826%, 8/25/2033          1,324,989              1,051,957
         Merrill Lynch Mtg Investors Trust, 4.232%, 8/25/2034                      7,310,870              5,729,828
        Diversified Financial Services -- 0.29%
         Banc of America Funding Corp. Series 2006-I Class SB1, 4.736%,
         12/20/2036                                                                3,340,360              2,672,739
         Banc of America Mtg Securities Series 2005-A Class B1, 4.872%,
         2/25/2035                                                                 5,450,696              4,286,972
         Citigroup Mortgage Loan Trust, Inc., 5.115%, 3/25/2034                    2,724,935              2,295,758
         Structured Asset Security Corp. Series 2002-27A Class B1, 5.614%,
         1/25/2033                                                                 4,240,702              3,180,526


                                                                                                         19,217,780


    TOTAL ASSET BACKED SECURITIES (Cost $48,619,736)                                                     43,863,485


    CORPORATE BONDS -- 10.69%
      BANKS -- 0.95%
        Commercial Banks -- 0.81%
         Alfa Diversified, 4.776%, 3/15/2012                                       6,562,500              6,040,650
         First Tennessee Bank, 5.316%, 12/8/2008                                  10,000,000              9,929,880
         MDM DPR Finance Company SA, 4.78%, 6/15/2012 (2)                          8,000,000              7,600,000
         National City Bank, 7.25%, 7/15/2010                                      5,000,000              4,729,360
         Provident Bank MD, 9.50%, 5/1/2018                                        4,250,000              4,138,960
         Wells Fargo Capital XIII Preferred Note, 7.70%, 12/29/2049                2,500,000              2,485,118
        Thrifts & Mortgage Finance -- 0.14%
         Sovereign Bancorp, Inc., 2.962%, 3/1/2009                                 6,220,000              5,958,523


                                                                                                         40,882,491

      COMMERCIAL SERVICES & SUPPLIES -- 0.02%
        Commercial Services & Supplies -- 0.02%
         Allied Waste North America, Inc., 6.375%, 4/15/2011                         500,000                495,000
         Waste Management, Inc., 7.375%, 8/1/2010                                    175,000                182,802


                                                                                                            677,802

      CONSUMER SERVICES -- 0.24%
        Hotels Restaurants & Leisure -- 0.24%
         NPC International, Inc., 9.50%, 5/1/2014                                  5,685,000              4,917,525
         Seneca Nation of Indians Capital Improvements Authority, 6.75%,
         12/1/2013                                                                 5,550,000              5,391,881


                                                                                                         10,309,406

      DIVERSIFIED FINANCIALS -- 1.81%
        Capital Markets -- 0.40%
         Goldman Sachs Group, Inc., 5.625%, 1/15/2017                              8,000,000              7,412,456
         Lehman Brothers Holdings, Inc., 6.00%, 7/19/2012                         10,000,000              9,681,470
        Consumer Finance -- 1.25%
         American Express Credit Co., 5.875%, 5/2/2013                             5,000,000              4,970,880
         Capital One Financial Corp., 6.15%, 9/1/2016                             25,500,000             22,479,270
         SLM Corp., 4.00%, 1/15/2009                                               5,000,000              4,938,460
         SLM Corp., 4.50%, 7/26/2010                                              12,800,000             11,843,942
         SLM Corp. CPI Floating Rate Note, 5.18%, 3/2/2009                         5,500,000              5,396,490
         SLM Corp. Floating Rate, 3.22%, 1/27/2014                                 5,000,000              4,205,045
        Diversified Financial Services -- 0.16%
         CIT Group, Inc., 5.00%, 2/13/2014                                         9,500,000              6,821,798


                                                                                                         77,749,811

      ENERGY -- 1.54%
        Energy Equipment & Services -- 0.20%
         Calfrac Holdings, 7.75%, 2/15/2015                                        7,900,000              7,623,500
         Seitel, Inc., 9.75%, 2/15/2014                                            1,000,000                893,750
        Oil, Gas & Consumable Fuels -- 1.34%
         Chesapeake Energy Corp., 7.00%, 8/15/2014                                 5,000,000              4,900,000
         Enterprise Products Operating LP, 7.034%, 1/15/2068                       5,900,000              5,158,146
         Gaz Capital SA, 7.343%, 4/11/2013                                         2,000,000              2,045,000
         Gaz Capital SA, 8.146%, 4/11/2018                                         2,000,000              2,067,500
         GS Caltex Corp., 7.25%, 7/2/2013 (2)                                      7,000,000              6,939,310
         Murphy Oil Corp., 6.375%, 5/1/2012                                        5,000,000              5,126,520
         NuStar Logistics, 7.65%, 4/15/2018                                       19,000,000             19,217,113
         Petroleum Development Corp., 12.00%, 2/15/2018                            5,500,000              5,816,250
         Petroplus Finance Ltd., 6.75%, 5/1/2014                                   4,000,000              3,620,000
         Plains Exploration & Production Co., 7.625%, 6/1/2018                     1,000,000              1,000,000
         Teppco Partners LP, 7.00%, 6/1/2067                                       2,000,000              1,732,850

                                                                                                         66,139,939

      FOOD & STAPLES RETAILING -- 0.19%
        Food & Staples Retailing -- 0.19%
         Rite Aid Corp., 8.625%, 3/1/2015                                          3,000,000              1,987,500
         Rite Aid Corp., 9.375%, 12/15/2015                                        9,500,000              6,365,000


                                                                                                          8,352,500

      FOOD, BEVERAGE &  TOBACCO  -- 0.54%
        Beverages -- 0.33%
         Constellation Brands, Inc., 8.375%, 12/15/2014                           10,400,000             10,530,000
         Diageo Capital plc, 5.50%, 9/30/2016                                      4,000,000              3,914,168
        Food Products -- 0.21%
         Kraft Foods, Inc., 6.50%, 8/11/2017                                       5,000,000              5,006,365
         Kraft Foods, Inc., 6.125%, 2/1/2018                                       4,000,000              3,888,324

                                                                                                         23,338,857
      INSURANCE -- 0.19%
        Insurance -- 0.19%
         Liberty Mutual Group, Inc., 5.75%, 3/15/2014                              1,000,000                965,314
         Pacific Life Global Funding CPI Floating Rate Note, 6.16%, 2/6/2016       2,000,000              2,021,300
         Prudential Holdings LLC, 8.695%, 12/18/2023                               4,300,000              5,000,943


                                                                                                          7,987,557

      MATERIALS -- 0.84%
        Construction Materials -- 0.18%
         Ace Hardware Corp., 9.125%, 6/1/2016                                      6,250,000              5,843,750
         C8 Capital Ltd., 6.64%, 12/31/2049                                        2,000,000              1,853,840
        Metals & Mining -- 0.44%
         Bemax Resources, 9.375%, 7/15/2014                                        5,000,000              4,100,000
         Freeport-McMoRan Copper & Gold, 8.25%, 4/1/2015                           4,500,000              4,730,625
         GTL Trade Finance, Inc., 7.25%, 10/20/2017                               10,000,000             10,046,700
        Paper & Forest Products -- 0.22%
         International Paper Co., 7.40%, 6/15/2014                                 9,500,000              9,481,684


                                                                                                         36,056,599

      MEDIA -- 0.31%
        Media -- 0.31%
         AOL Time Warner, Inc., 6.875%, 5/1/2012                                     425,000                434,796
         Comcast Corp., 6.30%, 11/15/2017                                          5,000,000              4,954,995
         DIRECTV Holdings, 6.375%, 6/15/2015                                       5,100,000              4,781,250
         DIRECTV Holdings LLC, 7.625%, 5/15/2016                                   3,000,000              2,955,000


                                                                                                         13,126,041

      PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 0.15%
        Biotechnology -- 0.15%
         Biogen Idec, Inc., 6.00%, 3/1/2013                                        4,000,000              3,969,252
         Tiers Inflation Linked Trust Series Wyeth 2004 21 Trust
         Certificate CPI Floating Rate Note, 5.831%, 2/1/2014                      3,000,000              2,683,740


                                                                                                          6,652,992

      REAL ESTATE -- 0.20%
        Real Estate -- 0.20%
         Agile Property Holdings Ltd, 9.00%, 9/22/2013                            10,000,000              8,450,000


                                                                                                          8,450,000

      RETAILING -- 0.14%
        Multiline Retail -- 0.05%
         Parkson Retail Group, 7.125%, 5/30/2012                                   2,110,000              2,046,700
        Specialty Retail -- 0.09%
         Best Buy Co., Inc., 6.75%, 7/15/2013                                      4,000,000              4,052,368


                                                                                                          6,099,068

      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.36%
        Semiconductors & Semiconductor Equipment -- 0.36%
         KLA Instruments Corp., 6.90%, 5/1/2018                                    5,000,000              4,901,830
         National Semiconductor, 3.05%, 6/15/2010                                 11,200,000             10,638,286


                                                                                                         15,540,116

      SOFTWARE & SERVICES -- 0.09%
        Software -- 0.09%
         BMC Software, Inc., 7.25%, 6/1/2018                                       4,000,000              4,053,228


                                                                                                          4,053,228

      TECHNOLOGY HARDWARE & EQUIPMENT -- 0.47%
        Communications Equipment -- 0.39%
         Corning, Inc., 6.05%, 6/15/2015                                           8,094,000              7,932,460
         Motorola, Inc., 6.00%, 11/15/2017                                        10,000,000              8,740,980
        Computers & Peripherals -- 0.08%
         Jabil Circuit, Inc., 5.875%, 7/15/2010                                    3,485,000              3,402,231


                                                                                                         20,075,671

      TELECOMMUNICATION SERVICES -- 1.16%
        Diversified Telecommunication Services -- 1.16%
         Level 3 Financing, Inc., 9.25%, 11/1/2014                                33,600,000             30,576,000
         Level 3 Financing, Inc. Senior Notes, 12.25%, 3/15/2013                   6,000,000              6,037,500
         TCI Communications, Inc., 7.875%, 8/1/2013                                2,285,000              2,452,509
         Windstream Corp., 8.125%, 8/1/2013                                       10,800,000             10,773,000


                                                                                                         49,839,009

      TRANSPORTATION -- 0.40%
        Air Freight & Logistics -- 0.12%
         FedEx Corp., 5.50%, 8/15/2009                                             5,000,000              5,027,895
        Road & Rail -- 0.28%
         Hertz Corp., 8.875%, 1/1/2014                                            13,205,000             12,082,575

                                                                                                         17,110,470

      UTILITIES -- 1.09%
        Electric Utilities -- 0.36%
         Entergy New Orleans, Inc., 3.875%, 8/1/2008                               8,500,000              8,493,319
         Monongahela Power, 5.70%, 3/15/2017                                       7,000,000              6,915,384
        Gas Utilities -- 0.67%
         Oneok Partners, LP Senior Notes, 5.90%, 4/1/2012                          3,000,000              3,016,056
         Southern Union Co., 7.20%, 11/1/2066                                     19,900,000             16,057,927
         Southwest Gas Corp., 7.625%, 5/15/2012                                    9,465,000              9,709,765
        Multi-utilities -- 0.06%
         Union Electric Co., 6.70%, 2/1/2019                                       2,500,000              2,532,305


                                                                                                         46,724,756


    TOTAL CORPORATE BONDS (Cost $478,792,792)                                                           459,166,313


    CONVERTIBLE BONDS -- 0.94%
      DIVERSIFIED FINANCIALS -- 0.54%
        Diversified Financial Services -- 0.54%
         KKR Financial Holdings, LLC, 7.00%, 7/15/2012                            28,500,000             23,156,250


                                                                                                         23,156,250

      FOOD & STAPLES RETAILING -- 0.09%
        Food & Staples Retailing -- 0.09%
         Rite Aid Corp., 8.50%, 5/15/2015                                          4,250,000              3,819,688


                                                                                                          3,819,688

      TELECOMMUNICATION SERVICES -- 0.31%
        Wireless Telecommunication Services -- 0.31%
         NII  Holdings, 3.125%, 6/15/2012                                         15,800,000             13,311,500


                                                                                                         13,311,500


    TOTAL CONVERTIBLE BONDS (Cost $42,108,237)                                                           40,287,438


    MUNICIPAL BONDS -- 1.03%
         Colorado Student Obligation Bond Authority Series A, 10.00%,
         3/1/2024                                                                 40,000,000             40,000,000
         Short Pump Town Center Community Development, 6.26%, 2/1/2009             2,000,000              2,024,500
         Victor New York, 9.20%, 5/1/2014                                          2,000,000              2,095,320


    TOTAL MUNICIPAL BONDS (Cost $44,116,678)                                                             44,119,820


    U.S. GOVERNMENT AGENCIES -- 0.39%
         Federal National Mortgage Association CPI Floating Rate Note,
         5.122%, 2/17/2009                                                         2,000,000              2,021,820
         Federal National Mortgage Association Remic Series 2006-B1 Class
         AB, 6.00%, 6/25/2016                                                     14,551,650             14,733,394


    TOTAL U.S. GOVERNMENT AGENCIES (Cost $16,498,352)                                                    16,755,214


    FOREIGN BONDS -- 0.57%
      CAPITAL GOODS -- 0.20%
        Industrial Conglomerates -- 0.20%
         General Electric Capital Australia, 5.25%, 8/15/2008 (AUD)                9,000,000              8,596,605


                                                                                                          8,596,605

      ENERGY -- 0.19%
        Oil, Gas & Consumable Fuels -- 0.19%
         OAO Gazprom, 7.25%, 2/22/2010 (RUB)                                     195,000,000              8,276,504


                                                                                                          8,276,504

      MEDIA -- 0.02%
        Media -- 0.02%
         Independent News & Media plc, 5.75%, 5/17/2009 (EUR)                        600,000                887,991


                                                                                                            887,991

      MISCELLANEOUS -- 0.16%
        Miscellaneous -- 0.16%
         Republic of Brazil, 12.50%, 1/5/2016 (BRL)                               10,750,000              6,671,558


                                                                                                          6,671,558


    TOTAL FOREIGN BONDS (Cost $21,857,048)                                                               24,432,658


    YANKEE BONDS -- 0.52%
      BANKS -- 0.11%
        Commercial Banks -- 0.11%
         Korea Development Bank, 5.30%, 1/17/2013                                    800,000                794,072
         Landsbanki Islands HF, 7.431%, 12/31/2049                                 5,000,000              3,156,975
         Shinhan Bank, 6.819%, 9/20/2036                                             900,000                767,773


                                                                                                          4,718,820

      ENERGY -- 0.41%
        Oil, Gas & Consumable Fuels -- 0.41%
         Griffin Coal Mining Ltd., 9.50%, 12/1/2016                               22,000,000             17,490,000


                                                                                                         17,490,000


    TOTAL YANKEE BONDS (Cost $28,628,536)                                                                22,208,820


    OTHER SECURITIES -- 0.42%
        Loan Participations -- 0.42%
         Fairpoint Communications, Inc. Term Loan B, 5.75%, 3/8/2015               4,209,184              3,761,369
         Fairpoint Communications, Inc. Term Loan B, 5.75%, 3/9/2015                  38,265                 34,194
         Fairpoint Communications, Inc. Term Loan B, 5.75%, 3/8/2015               4,438,776              3,966,534
         Fairpoint Communications, Inc. Term Loan B, 5.75%, 3/31/2015                271,684                242,779
         Fairpoint Communications, Inc. Term Loan B, 5.75%, 3/31/2015                 42,092                 37,614
         Mylan Laboratories, Inc., 5.75%, 10/2/2014                                4,081,455              4,025,336
         Mylan Laboratories, Inc., 6.063%, 10/2/2014                               1,956,182              1,929,284
         Mylan Laboratories, Inc., 6.063%, 10/2/2014                               3,912,363              3,858,568


                                                                                                         17,855,678


    TOTAL OTHER SECURITIES (Cost $17,713,442)                                                            17,855,678


    SHORT TERM INVESTMENTS -- 7.67%
         FHLB Discount Notes, 2.07%, 7/7/2008                                    181,700,000            181,637,313
         Toyota Credit de Puerto Rico, 2.07%, 7/1/2008                            70,500,000             70,500,000
         Toyota Credit de Puerto Rico, 1.95%, 7/2/2008                            77,300,000             77,295,813


    TOTAL SHORT TERM INVESTMENTS (Cost $329,433,126)                                                    329,433,126



    TOTAL INVESTMENTS -- 100.35% (Cost $4,371,045,192)                                             $   4,308,432,348


    LIABILITIES NET OF OTHER ASSETS -- (0.35)%                                                          (14,858,715)



    NET ASSETS -- 100.00%                                                                          $   4,293,573,633



 Footnote Legend

+ Non-income producing
(1)   Investment in Affiliates
        Holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the Investment Company Act of 1940 because the Fund's holding represented 5% or more of the company's voting securities during the period, are shown below:






                          Shares at         Gross        Gross          Shares at        Market Value        Dividend
        Issuer          Sept. 30, 2007    Additions    Reductions      June 30,2008     June 30, 2008         Income

Algonquin Pwr Inc Trust   4,183,700           0         351,800         3,831,900         28,672,548         2,398,269
Reddy Ice                 2,174,471        325,529       25,000         2,475,000         33,858,000         1,030,955





(2) Security currently fair valued by the Valuation & Pricing Committee using factors approved by the Board of Trustees.




Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt
ARM        Adjustable Rate mortgage
AUD        Denominated in Australian Dollars.
BRL        Denominated in Brazilian Dollars.
CPI        Consumer Price Index
Mtg        Mortgage
REMIC      Real Estate Mortgage Investment Conduit
RUB        Denominated in Russian Rubles.


Notes to Schedule of Investments:

Valuation of Investments: Equity securities held by the Fund which are listed or traded on a national securities exchange are valued at the last reported sale price on the exchange that is the primary market for the security. Equity securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Equity securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign equity security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation. Debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, indications as to value from dealers and general market conditions. Obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Quotations for foreign debt and equity securities in foreign currencies are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using factors approved by the Trustees. An equity security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, an equity security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when serious questions about the reliability of the security's market value are created by developments occurring after the most recent close of the security's primary exchange or market, but before the next close of business for the Fund, or by an unusual event or significant period of time occurring since the availability of a market quotation for the security. Such events may include the merger or insolvency of an issuer, announcements respecting the prospects for a specific issuer or industry, natural disasters and political or social disruptions. In particular, prices for securities traded on a foreign exchange could become stale in some instances because of such events occurring after the close of that exchange. In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the Trust's valuation and pricing committee determines a fair value for the security using factors approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the Trust's valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation. A debt obligation's market value may be deemed unreliable by the Fund's management if management believes that the price is stale, does not reflect material factors affecting the issuer of the obligation, or is significantly different than the price the Fund is likely to obtain if it sought a bid for the obligation.


Other Notes: Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Semi-Annual Report.







SCHEDULE OF INVESTMENTS                                                                        (UNAUDITED)

Thornburg Global Opportunities Fund                                                                   June 30, 2008


CUSIPS: CLASS A - 885-215-343, CLASS C - 885-215-335, CLASS I - 885-215-327,
CLASS R3 - 885-215-145, CLASS R4 - 885-215-137, CLASS R5 - 885-215-129
NASDAQ SYMBOLS: CLASS A - THOAX, CLASS C - THOCX, CLASS I - THOIX,
CLASS R3 - THORX, CLASS R4 - THOVX, CLASS R5 - THOFX
                                                                                     Shares/
                                                                                   Principal
                                                                                     Amount                Value


    COMMON STOCK -- 97.40%
      BANKS -- 3.03%
        Commercial Banks -- 3.03%
         Liechtensteinische Landesbank AG                                            220,000      $      17,594,831


                                                                                                         17,594,831

      CAPITAL GOODS -- 1.55%
        Trading Companies & Distributors -- 1.55%
         Babcock & Brown Air Ltd. ADR                                                903,915              9,021,072


                                                                                                          9,021,072

      COMMERCIAL SERVICES & SUPPLIES -- 3.83%
        Commercial Services & Supplies -- 3.83%
         Huron Consulting Group, Inc.+                                               491,500             22,284,610


                                                                                                         22,284,610

      CONSUMER SERVICES -- 2.25%
        Hotels Restaurants & Leisure -- 2.25%
         OPAP SA                                                                     375,200             13,102,481


                                                                                                         13,102,481

      DIVERSIFIED FINANCIALS -- 10.80%
        Capital Markets -- 1.18%
         Verwaltungs Private Bank AG                                                  26,600              6,822,182
        Diversified Financial Services -- 9.62%
         Bovespa Holding SA                                                        1,093,400             13,572,865
         Hong Kong Exchanges & Clearing Ltd.                                       1,302,900             19,049,101
         KKR Financial Holdings LLC                                                2,217,829             23,287,204


                                                                                                         62,731,352

      ENERGY -- 10.43%
        Oil, Gas & Consumable Fuels -- 10.43%
         Canadian Natural Resources Ltd.                                             143,200             14,161,310
         Capital Product Partners LP                                                 608,357             12,069,803
         Eni S.p.A.                                                                  400,000             14,925,796
         OAO Gazprom ADR                                                             335,000             19,430,000


                                                                                                         60,586,909

      HEALTH CARE EQUIPMENT & SERVICES -- 4.95%
        Health Care Technology -- 4.95%
         Eclipsys Corp.+                                                           1,567,306             28,775,738


                                                                                                         28,775,738

      INSURANCE -- 2.97%
        Insurance -- 2.97%
         Swiss Re                                                                    258,925             17,248,149


                                                                                                         17,248,149

      MATERIALS -- 12.55%
        Metals & Mining -- 12.55%
         Eastern Platinum Ltd.                                                     8,858,900             24,325,704
         Freeport-McMoRan Copper & Gold, Inc.                                        229,000             26,836,510
         Mercator Minerals Ltd.+                                                   1,825,200             21,783,548


                                                                                                         72,945,762

      MEDIA -- 3.48%
        Media -- 3.48%
         Comcast Corp.                                                             1,077,000             20,204,520


                                                                                                         20,204,520

      PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES  -- 8.51%
        Life Sciences Tools & Services -- 2.93%
         Bachem Holding AG                                                           190,500             16,988,449
        Pharmaceuticals -- 5.58%
         Roche Holding AG                                                             90,000             16,210,660
         Teva Pharmaceutical Industries Ltd. ADR                                     354,100             16,217,780


                                                                                                         49,416,889

      REAL ESTATE -- 2.53%
        Real Estate Management & Development -- 2.53%
         Country Garden Holdings Co.                                              22,621,000             14,679,824


                                                                                                         14,679,824

      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.39%
        Semiconductors & Semiconductor Equipment -- 3.39%
         Intel Corp.                                                                 917,200             19,701,456


                                                                                                         19,701,456

      TECHNOLOGY HARDWARE & EQUIPMENT -- 4.33%
        Computers & Peripherals -- 4.33%
         Dell Inc.+                                                                1,149,900             25,159,812


                                                                                                         25,159,812

      TELECOMMUNICATION SERVICES -- 17.65%
        Diversified Telecommunication Services -- 9.98%
         Global Crossing Ltd.+                                                     1,057,952             18,979,659
         Level 3 Communications, Inc.+                                             6,339,200             18,700,640
         Telefonica SA                                                               762,500             20,264,760
        Wireless Telecommunication Services -- 7.67%
         America Movil SAB de C.V. ADR                                               395,900             20,883,725
         China Mobile Ltd.                                                         1,762,500             23,689,121


                                                                                                        102,517,905

      TRANSPORTATION -- 2.76%
        Transportation Infrastructure -- 2.76%
         Shenzhen Chiwan Wharf Holdings Ltd.                                      10,492,803             16,040,811


                                                                                                         16,040,811

      UTILITIES -- 2.39%
        Independent Power Producers & Energy Traders -- 2.39%
         PNOC Energy Development Corp.                                           119,724,100             13,867,142


                                                                                                         13,867,142


    TOTAL COMMON STOCK (Cost $601,293,465)                                                              565,879,263


    SHORT TERM INVESTMENTS -- 3.10%
         Toyota Credit de Puerto Rico, 2.02%, 7/1/2008                      $     11,000,000             11,000,000
         Toyota Credit de Puerto Rico, 2.05%, 7/2/2008                             7,000,000              6,999,601


    TOTAL SHORT TERM INVESTMENTS (Cost $17,999,601)                                                      17,999,601



    TOTAL INVESTMENTS -- 100.50% (Cost $619,293,066)                                               $     583,878,864


    LIABILITIES NET OF OTHER ASSETS -- (0.50)%                                                           (2,913,845)


    NET ASSETS -- 100.00%                                                                          $     580,965,019




 Footnote Legend
+ Non-income producing


Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt


Notes to Schedule of Investments:

Valuation of Investments: Equity securities held by the Fund which are listed or traded on a national securities exchange are valued at the last reported sale price on the exchange that is the primary market for the security. Equity securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Equity securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign equity security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation. Debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, indications as to value from dealers and general market conditions. Obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Quotations for foreign debt and equity securities in foreign currencies are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using factors approved by the Trustees. An equity security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, an equity security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when serious questions about the reliability of the security's market value are created by developments occurring after the most recent close of the security's primary exchange or market, but before the next close of business for the Fund, or by an unusual event or significant period of time occurring since the availability of a market quotation for the security. Such events may include the merger or insolvency of an issuer, announcements respecting the prospects for a specific issuer or industry, natural disasters and political or social disruptions. In particular, prices for securities traded on a foreign exchange could become stale in some instances because of such events occurring after the close of that exchange. In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the Trust's valuation and pricing committee determines a fair value for the security using factors approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the Trust's valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation. A debt obligation's market value may be deemed unreliable by the Fund's management if management believes that the price is stale, does not reflect material factors affecting the issuer of the obligation, or is significantly different than the price the Fund is likely to obtain if it sought a bid for the obligation.


Other Notes: Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Semi-Annual Report.










SCHEDULE OF INVESTMENTS                                                                        (UNAUDITED)

Thornburg International Growth Fund                                                                   June 30, 2008

CUSIPS: CLASS A - 885-215-319, CLASS C - 885-215-293, CLASS I - 885-215-244,
CLASS R3 - 885-215-178, CLASS R4 - 885-215-160, CLASS R5 - 885-215-152
NASDAQ SYMBOLS: CLASS A - TIGAX, CLASS C - TIGCX, CLASS I - TINGX,
CLASS R3 - TIGVX, CLASS R4 - TINVX, CLASS R5 - TINFX
                                                                                       Shares/
                                                                                     Principal
                                                                                       Amount                Value


    COMMON STOCK -- 92.55%
      AUTOMOBILES & COMPONENTS -- 3.13%
        Automobiles -- 3.13%
         Porsche Automobil Holding SE                                                 22,000      $       3,390,706


                                                                                                          3,390,706

      BANKS -- 5.64%
        Commercial Banks -- 5.64%
         Asya Katilim Bankasi AS                                                     708,300              1,331,282
         Commercial Bank of Qatar                                                     58,500              2,378,245
         EFG Eurobank Ergasias                                                       100,930              2,399,531


                                                                                                          6,109,058

      CAPITAL GOODS -- 1.04%
        Machinery -- 1.04%
         Bolzoni SpA                                                                 256,700              1,123,569


                                                                                                          1,123,569

      COMMERCIAL SERVICES & SUPPLIES -- 2.54%
        Commercial Services & Supplies -- 2.54%
         Seek Ltd.                                                                   574,137              2,751,981


                                                                                                          2,751,981

      CONSUMER DURABLES & APPAREL -- 0.98%
        Textiles, Apparel & Luxury Goods -- 0.98%
         Antichi Pellettieri SpA                                                      93,600              1,062,528


                                                                                                          1,062,528

      CONSUMER SERVICES -- 2.42%
        Hotels Restaurants & Leisure -- 2.42%
         Las Vegas Sands Corp.+                                                       55,364              2,626,468


                                                                                                          2,626,468

      DIVERSIFIED FINANCIALS -- 8.48%
        Capital Markets -- 2.19%
         EFG International                                                            86,700              2,372,145
        Diversified Financial Services -- 6.29%
         BM&F SA                                                                     357,800              3,068,898
         Bovespa Holding SA                                                           86,700              1,076,246
         Deutsche Boerse AG                                                           23,700              2,675,076


                                                                                                          9,192,365

      FOOD, BEVERAGE & TOBACCO  -- 12.64%
        Beverages -- 9.15%
         Carlsberg A/S Class A                                                        25,800              2,489,254
         Carlsberg A/S Class B+                                                       21,800              2,105,624
         Coca Cola Icecek  AS                                                        320,900              2,963,283
         Heineken Holding NV                                                          51,300              2,353,619
        Food Products -- 3.49%
         Nestle SA                                                                    83,810              3,787,059


                                                                                                         13,698,839

      MATERIALS -- 3.86%
        Construction Materials -- 1.97%
         Cemex SAB de C.V. ADR+                                                       86,600              2,139,020
        Metals & Mining -- 1.89%
         Major Drilling Group International, Inc.+                                    41,700              2,044,719


                                                                                                          4,183,739

      MEDIA -- 4.33%
        Media -- 4.33%
         Airmedia Group, Inc. ADR+                                                   147,900              2,135,676
         Naspers Ltd.                                                                 49,600              1,083,218
         Zee Entertainment Enterprises, Ltd                                          324,100              1,468,902


                                                                                                          4,687,796

      PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES  -- 8.96%
        Pharmaceuticals -- 8.96%
         Glaxosmithkline ADR                                                          26,200              1,158,564
         Glaxosmithkline plc                                                          33,600                744,888
         Novo Nordisk A/S                                                             58,100              3,802,517
         Roche Holding AG                                                             22,200              3,998,629


                                                                                                          9,704,598

      REAL ESTATE -- 3.25%
        Real Estate Management & Development -- 3.25%
         Aldar Properties                                                          1,030,300              3,520,308


                                                                                                          3,520,308

      SOFTWARE & SERVICES -- 6.13%
        Internet Software & Services -- 2.45%
         Open Text Corp.+                                                             82,900              2,661,090
        Software -- 3.68%
         Amdocs Ltd.+                                                                135,500              3,986,410


                                                                                                          6,647,500

      TECHNOLOGY HARDWARE & EQUIPMENT -- 1.79%
        Electronic Equipment & Instruments -- 1.79%
         Smartrac NV+                                                                 58,200              1,944,453


                                                                                                          1,944,453

      TELECOMMUNICATION SERVICES -- 10.89%
        Diversified Telecommunication Services -- 5.00%
         PT Telekomunikasi Indonesia                                               2,084,000              1,650,021
         Telefonica SA                                                               141,800              3,768,581
        Wireless Telecommunication Services -- 5.89%
         America Movil SAB de C.V.                                                 1,348,500              3,563,102
         MTN Group Ltd.                                                              177,100              2,815,958


                                                                                                         11,797,662

      TRANSPORTATION -- 4.61%
        Transportation Infrastructure -- 4.61%
         China Merchants Holdings International Co., Ltd.                            124,000                479,477
         HHLA                                                                         58,100              4,518,895


                                                                                                          4,998,372

      UTILITIES -- 11.86%
        Electric Utilities -- 7.29%
         Cez A/S                                                                      32,125              2,848,196
         Verbund                                                                      56,300              5,045,479
        Independent Power Producers & Energy Traders -- 2.37%
         PNOC Energy Development Corp.                                            22,164,400              2,567,210
        Multi-utilities -- 2.20%
         RWE AG                                                                       18,900              2,387,414


                                                                                                         12,848,299


    TOTAL COMMON STOCK (Cost $110,611,654)                                                              100,288,241


    SHORT TERM INVESTMENTS -- 8.12%
         Prudential Funding LLC, 2.10%, 7/1/2008                                $  4,000,000              4,000,000
         Toyota Credit de Puerto Rico, 2.05%, 7/2/2008                             4,800,000              4,799,727


    TOTAL SHORT TERM INVESTMENTS (Cost $8,799,726)                                                        8,799,727



    TOTAL INVESTMENTS -- 100.67% (Cost $119,411,380)                                               $     109,087,968


    LIABILITIES NET OF OTHER ASSETS -- (0.67)%                                                             (724,913)



    NET ASSETS -- 100.00%                                                                          $     108,363,055




Footnote Legend
+ Non-income producing


Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt



Notes to Schedule of Investments:

Valuation of Investments: Equity securities held by the Fund which are listed or traded on a national securities exchange are valued at the last reported sale price on the exchange that is the primary market for the security. Equity securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Equity securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign equity security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation. Debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, indications as to value from dealers and general market conditions. Obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Quotations for foreign debt and equity securities in foreign currencies are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using factors approved by the Trustees. An equity security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, an equity security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when serious questions about the reliability of the security's market value are created by developments occurring after the most recent close of the security's primary exchange or market, but before the next close of business for the Fund, or by an unusual event or significant period of time occurring since the availability of a market quotation for the security. Such events may include the merger or insolvency of an issuer, announcements respecting the prospects for a specific issuer or industry, natural disasters and political or social disruptions. In particular, prices for securities traded on a foreign exchange could become stale in some instances because of such events occurring after the close of that exchange. In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the Trust's valuation and pricing committee determines a fair value for the security using factors approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the Trust's valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation. A debt obligation's market value may be deemed unreliable by the Fund's management if management believes that the price is stale, does not reflect material factors affecting the issuer of the obligation, or is significantly different than the price the Fund is likely to obtain if it sought a bid for the obligation.


Other Notes: Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Semi-Annual Report.







SCHEDULE OF INVESTMENTS                                                                        (UNAUDITED)

Thornburg Strategic Income Fund                                                                       June 30, 2008

CUSIPS: CLASS A - 885-215-228, CLASS C - 885-215-210, CLASS I - 885-215-194
NASDAQ SYMBOLS: CLASS A - TSIAX, CLASS C - TSICX, CLASS I - TSIIX
                                                                                       Shares/
                                                                                     Principal
                                                                                       Amount                Value


    COMMON STOCK -- 9.07%
      BANKS -- 1.48%
        Commercial Banks -- 1.48%
         Intesa Sanpaolo                                                              43,400      $         247,872
         Lloyds TSB Group plc                                                         69,100                427,706


                                                                                                            675,578

      CONSUMER SERVICES -- 1.21%
        Hotels Restaurants & Leisure -- 1.21%
         Berjaya Sports Toto Berhad                                                  176,700                262,819
         OPAP SA                                                                       8,300                289,847


                                                                                                            552,666

      DIVERSIFIED FINANCIALS -- 1.68%
        Diversified Financial Services -- 1.68%
         KKR Financial Holdings LLC                                                   73,000                766,500


                                                                                                            766,500

      ENERGY -- 0.61%
        Oil, Gas & Consumable Fuels -- 0.61%
         Tupras-Turkiye Petrol Rafinerileri A.S.                                      12,100                279,337


                                                                                                            279,337

      FOOD, BEVERAGE & TOBACCO -- 0.45%
        Food Products -- 0.38%
         Reddy Ice Holdings, Inc.                                                     12,600                172,368
        Tobacco -- 0.07%
         Altria Group, Inc.                                                            1,700                 34,952


                                                                                                            207,320

      INSURANCE -- 0.64%
        Insurance -- 0.64%
         Swiss Re                                                                      4,400                293,104


                                                                                                            293,104

      TRANSPORTATION -- 0.59%
        Transportation Infrastructure -- 0.59%
         Hopewell Highway Infrastructure Ltd.                                        359,000                272,107


                                                                                                            272,107

      UTILITIES -- 2.41%
        Electric Utilities -- 1.08%
         Enel S.p.A.                                                                  52,200                496,406
        Multi-utilities -- 1.33%
         Energy East Corp.                                                            24,600                608,112


                                                                                                          1,104,518


    TOTAL COMMON STOCK (Cost $5,032,800)                                                                  4,151,130


    PREFERRED STOCK -- 2.37%
      BANKS -- 1.53%
        Commercial Banks -- 1.53%
         Huntington Bancshares                                                         1,000                700,000


                                                                                                            700,000

      DIVERSIFIED FINANCIALS -- 0.84%
        Capital Markets -- 0.84%
         Lehman Brothers Holdings Series Q                                               500                383,250


                                                                                                            383,250


    TOTAL PREFERRED STOCK (Cost $1,500,000)                                                               1,083,250


    ASSET BACKED SECURITIES  -- 11.20%
      BANKS -- 2.61%
        Commercial Banks -- 1.54%
         CW Capital Colbalt Series 2007-C2 Class A1, 5.064%, 9/15/2011      $         29,433                 28,952
         Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class
         A1, 5.233%, 3/10/2039                                                        30,469                 30,204
         Wachovia Bank Commercial Mtg. Trust Series 2007-C30 Class A1,
         5.031%, 12/15/2043                                                           29,596                 29,267
         Wachovia Bank Commercial Mtg. Trust Series 2007-C31 Class A1,
         5.14%, 4/15/2047                                                             20,690                 20,497
         Wells Fargo Asset Securities Corp. Series 2005-AR1 Class B1,
         4.544%, 2/25/2035                                                           399,680                299,070
         Wells Fargo Asset Securities Corp. Series 2005-AR2 Class B1,
         4.684%, 3/25/2035                                                           396,648                297,769
        Thrifts & Mortgage Finance -- 1.07%
         Providian Master Note Trust Series 2006-A1A Class A, 2.501%,
         1/15/2013                                                                   500,000                487,824


                                                                                                          1,193,583

      DIVERSIFIED FINANCIALS -- 8.59%
        Capital Markets -- 4.03%
         Bear Stearns ARM Mtg Series 2003-6 Class 2B-1, 4.826%, 8/25/2033          1,324,989              1,051,957
         Bear Stearns Commercial Mtg. Securities Series 2007-PW15 Class A1,
         5.016%, 2/11/2044                                                             4,401                  4,328
         Bear Stearns Commercial Mtg. Securities Series 2007-T26 Class A1,
         5.145%, 1/12/2045                                                            68,063                 67,062
         Bear Stearns Commercial Mtg. Securities Series 2007-T28 Class A1,
         5.422%, 9/11/2042                                                            28,701                 28,320
         Commercial Mtg. Series 2006-C8 Class A1, 5.108%, 12/10/2046                  43,543                 43,460
         Credit Suisse Mtg. Capital Certificates Series 2007-C1 Class A1,
         5.227%, 2/15/2040                                                            24,448                 24,319
         Credit Suisse Mtg. Capital Certificates Series 2007-C2 Class A1,
         5.269%, 1/15/2049                                                            16,795                 16,688
         Credit Suisse Mtg. Capital Certificates Series 2007-C3 Class A1,
         5.664%, 6/15/2039                                                            21,894                 21,879
         GS Mtg. Securities Corp. II Series 2007-GG10 Class A1, 5.69%,
         8/10/2045                                                                    34,143                 33,748
         LB-UBS Commercial Mtg. Trust Series 2007-C1 Class A1, 5.391%,
         2/15/2040                                                                    19,817                 19,751
         LB-UBS Commercial Mtg. Trust Series 2007-C2 Class A1, 5.226%,
         2/17/2040                                                                    17,556                 17,436
         Merrill Lynch Mtg. Investors Trust, 4.232%, 8/25/2034                       397,330                311,404
         Merrill Lynch/Countrywide Commercial Mtg. Trust Series 2007-5
         Class A1, 4.275%, 8/12/2048                                                  16,400                 16,000
         Merrill Lynch/Countrywide Commercial Mtg. Trust Series 2007-6
         Class A1, 5.175%, 3/12/2051                                                  20,227                 20,067
         Morgan Stanley Capital I Series 2007-HQ11 Class A1, 5.246%,
         2/20/2044                                                                    33,083                 32,767
         Morgan Stanley Capital I Series 2007-IQ13 Class A1, 5.05%,
         3/15/2044                                                                    30,733                 30,164
         Morgan Stanley Capital I Series 2007-IQ14 Class A1, 5.38%,
         4/15/2049                                                                    61,879                 61,129
         Morgan Stanley Capital I Series 2007-T25 Class A1, 5.391%,
         11/12/2049                                                                   47,767                 47,273
        Diversified Financial Services -- 4.56%
         Banc of America Commerical Mtg., Inc. Series 2007-2 Class A1,
         5.421%, 1/10/2012                                                            35,176                 34,875
         Banc of America Funding Corp. Series 2006-I Class SB1, 4.736%,
         12/20/2036                                                                  994,303                795,577
         Banc of America Mtg. Services Series 2005-A Class B1, 4.87%,
         2/25/2035                                                                   976,302                767,862
         Citigroup Commercial Mtg. Trust Series 2004-HYB2 Class B1, 5.118%,
         3/25/2034                                                                   340,617                286,970
         Citigroup Commercial Mtg. Trust Series 2007-C6 Class A1, 5.622%,
         4/10/2012                                                                    86,642                 85,912
         Citigroup/Deutsche Bank Commercial Mtg. Series 2007-CD4 Class A1,
         4.977%, 12/11/2049                                                           52,564                 51,752
         J P Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP9
         Class A1, 5.17%, 5/15/2047                                                   43,446                 43,215
         J P Morgan Chase Commercial Mtg. Securities Corp. Series 2007-LDPX
         Class A1, 5.122%, 1/15/2049                                                  20,217                 20,009


                                                                                                          3,933,924


    TOTAL ASSET BACKED SECURITIES (Cost $5,396,464)                                                       5,127,507


    CORPORATE BONDS -- 49.29%
      AUTOMOBILES & COMPONENTS -- 1.08%
        Automobiles -- 1.08%
         Harley Davidson Funding Corp. Series C, 6.80%, 6/15/2018                    500,000                494,017


                                                                                                            494,017

      BANKS -- 6.08%
        Commercial Banks -- 4.86%
         Provident Bank MD, 9.50%, 5/1/2018                                          750,000                730,405
         Suntrust Bank, 7.25%, 3/15/2018                                           1,000,000                997,920
         Wells Fargo Capital XIII Preferred Note, 7.70%, 12/29/2049                  500,000                497,023
        Thrifts & Mortgage Finance -- 1.22%
         Sovereign Bancorp, Inc., 2.962%, 3/1/2009                                   500,000                478,981
         Sovereign Bank, 5.125%, 3/15/2013                                           100,000                 79,722


                                                                                                          2,784,051

      CAPITAL GOODS -- 2.15%
        Trading Companies & Distributors -- 2.15%
         Noble Group Ltd. Mtg, 8.50%, 5/30/2013                                    1,000,000                985,000


                                                                                                            985,000

      CONSUMER SERVICES -- 2.74%
        Hotels Restaurants & Leisure -- 2.74%
         FU JI Food, 0%, 10/10/2018                                                7,000,000                822,111
         NPC International, Inc., 9.50%, 5/1/2014                                    500,000                432,500


                                                                                                          1,254,611

      DIVERSIFIED FINANCIALS -- 3.28%
        Capital Markets -- 0.62%
         Goldman Sachs Group, Inc., 5.625%, 1/15/2017                                100,000                 92,656
         Lehman Brothers Holdings, Inc., 5.625%, 1/24/2013                           200,000                189,301
        Consumer Finance -- 2.66%
         American Express Credit Corp., 5.875%, 5/2/2013                             500,000                497,088
         SLM Corp., 4.50%, 7/26/2010                                                 780,000                721,740


                                                                                                          1,500,785

      ENERGY -- 7.17%
        Energy Equipment & Services -- 1.26%
         Calfrac Holdings LP, 7.75%, 2/15/2015                                       600,000                579,000
        Oil, Gas & Consumable Fuels -- 5.91%
         El Paso Corp., 7.75%, 6/15/2010                                              55,000                 56,470
         Enterprise Products Operating LP, 7.034%, 1/15/2068                         100,000                 87,426
         NuStar Logistics, 7.65%, 4/15/2018                                        1,000,000              1,011,427
         Petroleum Development Corp., 12.00%, 2/15/2018                              500,000                528,750
         Rockies Express Pipeline, 6.85%, 7/15/2018                                  500,000                506,104
         Southwestern Energy Co., 7.50%, 2/1/2018                                    500,000                514,455


                                                                                                          3,283,632

      FOOD, BEVERAGE &  TOBACCO -- 2.42%
        Beverages -- 2.42%
         Constellation Brands, Inc., 8.375%, 12/15/2014                              100,000                101,250
         Dr Pepper Snapple Group, Inc., 6.82%, 5/1/2018                            1,000,000              1,004,126


                                                                                                          1,105,376

      HEALTH CARE EQUIPMENT & SERVICES -- 0.87%
        Health Care Providers & Services -- 0.87%
         Alliance Imaging, Inc., 7.25%, 12/15/2012                                   175,000                164,500
         Alliance Imaging, Inc., 7.25%, 12/15/2012                                   250,000                235,000


                                                                                                            399,500

      INSURANCE -- 1.23%
        Insurance -- 1.23%
         Prudential Holdings LLC, 8.695%, 12/18/2023                                 485,000                564,060


                                                                                                            564,060

      MATERIALS -- 2.24%
        Metals & Mining -- 1.15%
         Freeport-McMoRan Copper & Gold Inc., 8.25%, 4/1/2015                        500,000                525,625
        Paper & Forest Products -- 1.09%
         International Paper Co., 7.40%, 6/15/2014                                   500,000                499,036


                                                                                                          1,024,661

      MEDIA -- 1.84%
        Media -- 1.84%
         DIRECTV Holdings, 6.375%, 6/15/2015                                         900,000                843,750


                                                                                                            843,750

      PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 2.71%
        Biotechnology -- 2.17%
         Biogen Idec, Inc., 6.00%, 3/1/2013                                        1,000,000                992,313
        Pharmaceuticals -- 0.54%
         Axcan Intermediate Holdings, Inc., 12.75%, 3/1/2016                         250,000                250,000


                                                                                                          1,242,313

      RETAILING -- 2.64%
        Specialty Retail -- 2.64%
         Ace Hardware Corp., 9.125%, 6/1/2016                                        750,000                701,250
         Best Buy Co., Inc., 6.75%, 7/15/2013                                        500,000                506,546


                                                                                                          1,207,796

      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 4.22%
        Semiconductors & Semiconductor Equipment -- 4.22%
         KLA Instruments Corp., 6.90%, 5/1/2018                                    1,000,000                980,366
         National Semiconductor, 3.026%, 6/15/2010                                 1,000,000                949,847


                                                                                                          1,930,213

      TECHNOLOGY HARDWARE & EQUIPMENT -- 1.07%
        Communications Equipment -- 1.07%
         Corning, Inc., 6.05%, 6/15/2015                                             500,000                490,021


                                                                                                            490,021

      TELECOMMUNICATION SERVICES -- 3.57%
        Diversified Telecommunication Services -- 3.57%
         Level 3 Financing, Inc., 9.25%, 11/1/2014                                   700,000                637,000
         Windstream Corp., 8.125%, 8/1/2013                                        1,000,000                997,500


                                                                                                          1,634,500

      TRANSPORTATION -- 0.60%
        Road & Rail -- 0.60%
         Hertz Corp., 8.875%, 1/1/2014                                               300,000                274,500


                                                                                                            274,500

      UTILITIES -- 3.38%
        Electric Utilities -- 3.20%
         PPL Energy Supply LLC, 6.50%, 5/1/2018                                    1,000,000                976,672
         Reliant Energy, Inc., 7.625%, 6/15/2014                                     500,000                487,500
        Gas Utilities -- 0.18%
         Southern Union Co., 7.20%, 11/1/2066                                        100,000                 80,693


                                                                                                          1,544,865


    TOTAL CORPORATE BONDS (Cost $22,604,878)                                                             22,563,651


    CONVERTIBLE BONDS -- 2.76%
      FOOD & STAPLES RETAILING -- 1.47%
        Food & Staples Retailing -- 1.47%
         Rite Aid Corp., 8.50%, 5/15/2015                                            750,000                674,063


                                                                                                            674,063

      TELECOMMUNICATION SERVICES -- 1.29%
        Wireless Telecommunication Services -- 1.29%
         NII Holdings Inc., 3.125%, 6/15/2012                                        700,000                589,750


                                                                                                            589,750


    TOTAL CONVERTIBLE BONDS (Cost $1,356,325)                                                             1,263,813


    MUNICIPAL BONDS  -- 11.37%
         Colorado Student Obligation Bond Authority Series A (Insured:
         AMBAC), 10.00%, 3/1/2024                                                    500,000                500,000
         Hillsborough County Florida Pollution, 5.65%, 5/15/2018                   1,000,000                990,390
         Hillsborough County Florida Pollution, 5.00%, 12/1/2034                   1,000,000                994,580
         Louisiana Public Facilities Authority Revenue (Black & Gold
         Facilities Project C), 5.15%, 4/1/2012                                      330,000                317,882
         Missouri State Environment Improvement Energy (KC Power & Light
         Project), 5.25%, 7/1/2017                                                 1,000,000              1,008,910
         Ohio State Solid Waste (Republic Services Project), 4.25%, 4/1/2033         900,000                825,075
         Pennsylvania Economic Development Series A (Waste Management, Inc.
         Project), 4.70%, 11/1/2021                                                  600,000                566,286


    TOTAL MUNICIPAL BONDS (Cost $5,210,803)                                                               5,203,123


    U.S. GOVERNMENT AGENCIES -- 0.04%
         Federal National Mtg. Association, 6.50%, 3/25/2024                          18,808                 19,473


    TOTAL U.S. GOVERNMENT AGENCIES (Cost $18,899)                                                            19,473


    U.S. TREASURY SECURITIES -- 2.67%
         United States Treasury Notes, 3.375%, 11/30/2012                            300,000                301,360
         United States Treasury Notes, 4.25%, 11/15/2017                             900,000                919,371


    TOTAL U.S. TREASURY SECURITIES (Cost $1,204,626)                                                      1,220,731


    FOREIGN BONDS -- 1.85%
      ENERGY -- 0.46%
        Oil, Gas & Consumable Fuels -- 0.46%
         OAO Gazprom, 7.25%, 2/22/2010 (RUB)                                       5,000,000                212,218


                                                                                                            212,218

      MISCELLANEOUS -- 1.39%
        Miscellaneous -- 1.39%
         Republic of Brazil, 12.50%, 1/5/2016 (BRL)                                1,025,000                636,125


                                                                                                            636,125


    TOTAL FOREIGN BONDS (Cost $849,338)                                                                     848,343


    YANKEE BONDS -- 5.07%
      BANKS -- 2.46%
        Commercial Banks -- 2.46%
         Bank of Scotland plc, 5.625%, 7/20/2009                                      37,000                 37,269
         DBS Bank Ltd./Singapore, 5.125%, 5/16/2017                                  200,000                194,115
         Glitnir Banki HF, 3.204%, 1/18/2012                                         500,000                387,237
         Glitnir Banki HF, 3.338%, 8/25/2009                                         175,000                163,770
         Islandsbanki, 2.873%, 10/15/2008                                             60,000                 59,664
         Korea Development Bank, 5.30%, 1/17/2013                                    200,000                198,518
         Shinhan Bank, 6.819%, 9/20/2036                                             100,000                 85,308


                                                                                                          1,125,881

      ENERGY -- 1.98%
        Oil, Gas & Consumable Fuels -- 1.98%
         Petroplus Finance Ltd., 6.75%, 5/1/2014                                   1,000,000                905,000


                                                                                                            905,000

      RETAILING -- 0.63%
        Multiline Retail -- 0.63%
         Parkson Retail Group, 7.125%, 5/30/2012                                     300,000                291,000


                                                                                                            291,000


    TOTAL YANKEE BONDS (Cost $2,350,306)                                                                  2,321,882


    OTHER SECURITIES -- 1.95%
        Loan Participations -- 1.95%
         Fairpoint Communications, Inc. Term Loan B, 5.75%, 3/9/2015                   4,252                  3,799
         Fairpoint Communications, Inc. Term Loan B, 5.75%, 3/31/2015                 30,187                 26,976
         Fairpoint Communications, Inc. Term Loan B, 5.75%, 3/8/2015                 493,197                440,726
         Fairpoint Communications, Inc. Term Loan B, 5.75%, 3/8/2015                 467,687                417,930
         Fairpoint Communications, Inc. Term Loan B, 5.75%, 3/31/2015                  4,677                  4,179


                                                                                                            893,610


    TOTAL OTHER SECURITIES (Cost $883,282)                                                                  893,610



    TOTAL INVESTMENTS -- 97.64% (Cost $46,407,721)                                                $      44,696,512


    OTHER ASSETS LESS LIABILITIES -- 2.36%                                                                1,081,878



    NET ASSETS -- 100.00%                                                                         $      45,778,390





Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AMBAC      Insured by American Municipal Bond Assurance Corp.
ARM        Adjustable Rate mortgage
BRL        Denominated in Brazilian Dollars.
Mtg        Mortgage
RUB        Denominated in Russian Rubles.


Notes to Schedule of Investments:

Valuation of Investments: Debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, indications as to value from dealers and general market conditions. Obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Equity securities held by the Fund which are listed or traded on a national securities exchange are valued at the last reported sale price on the exchange that is the primary market for the security. Equity securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Equity securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign equity security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation. Quotations for foreign debt and equity securities in foreign currencies are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the Trust's valuation and pricing committee determines a fair value for the security using factors approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the Trust's valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation. A debt obligation's market value may be deemed unreliable by the Fund's management if management believes that the price is stale, does not reflect material factors affecting the issuer of the obligation, or is significantly different than the price the Fund is likely to obtain if it sought a bid for the obligation. In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using factors approved by the Trustees. An equity security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, an equity security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when serious questions about the reliability of the security's market value are created by developments occurring after the most recent close of the security's primary exchange or market, but before the next close of business for the Fund, or by an unusual event or significant period of time occurring since the availability of a market quotation for the security. Such events may include the merger or insolvency of an issuer, announcements respecting the prospects for a specific issuer or industry, natural disasters and political or social disruptions. In particular, prices for securities traded on a foreign exchange could become stale in some instances because of such events occurring after the close of that exchange.


Statement of Accounting Standards No. 157: On September 15, 2006, the Financial Accounting Standards Board issued Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles, and expands the required disclosures about fair value measurements in financial statements.

Various inputs may be used in determining the value of the Fund's investments. These inputs are summarized in three broad levels as follows: (i) Level 1 inputs, which include quoted prices in active markets for identical securities;
(ii) Level 2 inputs, which include other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and (iii) Level 3 inputs, which include significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of its investments). The inputs or methodologies used for valuing the Fund's investments are not necessarily an indication of the risk associated with those investments.

The following table displays a summary of the level of inputs used to value the Fund's investments as of June 30, 2008:






                                                                Investments in         Investments in Other
Valuation Inputs                                                  Securities          Financial Instruments*

Level 1 - Quoted Prices in Active Markets for Identical Assets   $ 6,455,110                $ (18,886)
Level 2 - Significant Other Observable Inputs                     38,241,402                      -
Level 3 - Significant Unobservable Inputs                                -                        -


Total                                                            $44,696,512                $ (18,886)





* Other financial instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.


Other Notes: Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Semi-Annual Report.





Item 2. Controls and Procedures

(a) The principal executive officer and the principal financial officer have concluded that the Thornburg Investment Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.


Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed and attached hereto as Exhibit 99.CERT.


                                                     SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Thornburg Investment Trust

By:      /s/ Brian J. McMahon

         Brian J. McMahon

         President and principal executive officer

         Date:    August 14, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Brian J. McMahon

         Brian J. McMahon

         President and principal executive officer

         Date:    August 14, 2008


By:      /s/ George T. Strickland

         George T. Strickland

         Treasurer and principal financial officer

         Date:    August 14, 2008